UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable
     Series Funds, Inc., 55 East 52nd Street, New York, NY 10055
Registrant’s telephone number, including area code: (800) 441-7762
Date of fiscal year end: 12/31/2011
Date of reporting period: 03/31/2011
Item 1 —	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.7%
Raytheon Co.	4,100	$208,567

Airlines — 0.6%
Southwest Airlines Co.	15,100	190,713

Auto Components — 0.7%
Autoliv, Inc.	2,800	207,844

Automobiles — 0.7%
Harley-Davidson, Inc.	5,000	212,450

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	5,500	204,380

Biotechnology — 2.5%
Amgen, Inc. (a)	5,200	277,940
Biogen Idec, Inc. (a)	3,000	220,170
Cephalon, Inc. (a)	3,500	265,230

		763,340

Capital Markets — 0.8%
Ameriprise Financial, Inc.	3,500	213,780
Raymond James Financial, Inc.	500	19,120

		232,900

Chemicals — 0.4%
Albemarle Corp.	1,100	65,747
RPM International, Inc.	2,500	59,325

		125,072

Commercial Banks — 1.0%
Fifth Third Bancorp	5,100	70,788
KeyCorp	20,400	181,152
Popular, Inc. (a)	11,200	32,592
Wells Fargo & Co.	900	28,530

		313,062

Commercial Services & Supplies — 0.9%
Avery Dennison Corp.	1,800	75,528
Pitney Bowes, Inc.	7,900	202,951

		278,479

Communications Equipment — 1.2%
Motorola Mobility Holdings Inc. (a)	1	12
Motorola Soultions Inc. (a)	5,114	228,545
Tellabs, Inc.	25,100	131,524

		360,081

Computers & Peripherals — 3.5%
Apple, Inc. (a)	800	278,760
Dell, Inc. (a)	15,500	224,905
QLogic Corp. (a)	6,500	120,575
Seagate Technology (a)	14,800	213,120
Western Digital Corp. (a)	5,500	205,095

		1,042,455

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV	2,200	89,452

Consumer Finance — 0.8%
Discover Financial Services, Inc.	9,600	231,552

Containers & Packaging — 0.4%
Crown Holdings, Inc. (a)	3,100	119,598

Diversified Consumer Services — 0.7%
ITT Educational Services, Inc. (a)	2,700	194,805

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.	1,500	69,150

Diversified Telecommunication Services — 1.4%
AT&T Inc.	1,700	52,020
Qwest Communications International, Inc.	30,100	205,583
Verizon Communications, Inc.	4,600	177,284

		434,887

Electric Utilities — 0.1%
Edison International	1,100	40,249

Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	10,000	206,300
Ingram Micro, Inc., Class A (a)	500	10,515

		216,815

Energy Equipment & Services — 0.7%
Nabors Industries Ltd. (a)	7,200	218,736

Food & Staples Retailing — 1.4%
The Kroger Co.	8,900	213,333
Safeway, Inc.	8,800	207,152

		420,485

Food Products — 0.6%
Tyson Foods, Inc., Class A	9,200	176,548

Gas Utilities — 0.4%
Atmos Energy Corp.	3,400	115,940

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services — 4.3%
Aetna, Inc.	5,800	$217,094
AmerisourceBergen Corp.	5,900	233,404
Cardinal Health, Inc.	5,200	213,876
Lincare Holdings, Inc.	5,500	163,130
Tenet Healthcare Corp. (a)	28,300	210,835
UnitedHealth Group, Inc.	6,000	271,200

		1,309,539

Household Durables — 0.2%
Pulte Group, Inc. (a)	6,100	45,140

Household Products — 0.2%
The Procter & Gamble Co.	1,000	61,600

IT Services — 1.3%
Amdocs Ltd. (a)	2,100	60,585
Convergys Corp. (a)	1,900	27,284
International Business Machines Corp.	600	97,842
The Western Union Co.	10,300	213,931

		399,642

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc. (a)	3,500	75,390

Industrial Conglomerates — 0.8%
General Electric Co.	12,500	250,625

Insurance — 1.0%
Assurant, Inc.	1,700	65,467
Berkshire Hathaway, Inc. (a)	300	25,089
Unum Group	7,700	202,125

		292,681

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	100	58,621

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. (a)	4,600	205,988
Illumina, Inc. (a)	2,900	203,203

		409,191

Machinery — 0.2%
Timken Co.	1,400	73,220

Media — 4.8%
CBS Corp., Class B	9,200	230,368
Comcast Corp., Class A	11,800	291,696
DIRECTV, Class A (a)	5,400	252,720
DISH Network Corp. (a)	8,500	207,060
Gannett Co., Inc.	7,600	115,748
Interpublic Group of Cos., Inc.	16,700	209,919
Time Warner Cable, Inc.	900	64,206
Virgin Media, Inc.	3,100	86,149

		1,457,866

Metals & Mining — 1.5%
Alcoa, Inc.	12,900	227,685
Walter Industries, Inc.	1,700	230,231

		457,916

Multi-Utilities — 1.0%
Ameren Corp.	6,900	193,683
Integrys Energy Group, Inc.	2,100	106,071

		299,754

Multiline Retail — 0.6%
Macy’s, Inc.	7,900	191,654

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	900	96,687
Exxon Mobil Corp.	4,900	412,237
Marathon Oil Corp.	5,000	266,550
Murphy Oil Corp.	3,000	220,260
Sunoco, Inc.	4,600	209,714
Tesoro Corp. (a)	8,000	214,640
Valero Energy Corp.	7,300	217,686

		1,637,774

Paper & Forest Products — 0.3%
MeadWestvaco Corp.	3,100	94,023

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	9,800	259,014
Eli Lilly & Co.	6,900	242,673
Endo Pharmaceuticals Holdings, Inc. (a)	5,300	202,248
Forest Laboratories, Inc. (a)	6,400	206,720
Johnson & Johnson	1,300	77,025
Pfizer, Inc.	901	18,299

		1,005,979

Semiconductors & Semiconductor Equipment — 8.3%
Altera Corp.	5,000	220,100
Analog Devices, Inc.	4,800	189,024
Applied Materials, Inc.	12,900	201,498
Atmel Corp. (a)	16,000	218,080
Cypress Semiconductor Corp. (a)	8,700	168,606
Intel Corp.	17,200	346,924
Lam Research Corp. (a)	3,500	198,310
Maxim Integrated Products, Inc.	7,000	179,200
National Semiconductor Corp.	13,500	193,590
Nvidia Corp. (a)	11,200	206,752
ON Semiconductor Corp. (a)	17,700	174,699
Teradyne, Inc. (a)	11,300	201,253

		2,498,036

Software — 2.6%
Autodesk, Inc. (a)	5,000	220,550
CA, Inc.	8,800	212,784
Microsoft Corp.	4,500	114,120
Symantec Corp. (a)	12,300	228,042

		775,496

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	3,000	196,860
GameStop Corp., Class A (a)	8,800	198,176
Limited Brands, Inc.	6,400	210,432
Ross Stores, Inc.	2,900	206,248
Williams-Sonoma, Inc.	5,400	218,700

		1,030,416

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	1,300	67,652

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Tobacco — 1.2%
Philip Morris International, Inc.	5,700	$374,091

Wireless Telecommunication Services — 0.7%
Sprint Nextel Corp. (a)	44,900	208,336

Total Common Stocks — 64.6%		19,542,202

Fixed Income Securities

	Par
Asset-Backed Securities	(000)

ACE Securities Corp., Series 2005-ASP1, Class M1, 0.94%, 9/25/35 (b) USD	100	25,145
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.32%, 5/16/16 (b)(c)	90	91,359
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 0.70%, 10/25/34 (b)	12	10,145
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16 EUR	23	32,167
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (b) USD	31	12,662
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34 (b)	8	7,052
Morgan Stanley Home Equity Loans, Series 2007-2, Class A1, 0.35%, 4/25/37 (b)	42	38,768
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)	21	19,771
SLM Student Loan Trust, Series 2008-5, Class A4, 2.00%, 7/25/23 (b)	100	104,551
Santander Consumer Acquired Receivables Trust (c):
Series 2011-S1A, Class B, 1.66%, 8/15/16	100	99,990
Series 2011-S1A, Class C, 2.01%, 8/15/16	50	49,998
Series 2011-WO, Class C, 3.19%, 10/15/15	20	20,200
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14	25	25,054
Series 2010-2, Class C, 3.89%, 7/17/17	30	30,815
Series 2010-B, Class B, 2.10%, 9/15/14 (c)	20	20,022
Series 2010-B, Class C, 3.02%, 10/17/16 (c)	20	19,991
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (b)(c)	100	97,360
Structured Asset Investment Loan Trust (b):
Series 2003-BC6, Class M1, 1.00%, 7/25/33	110	93,245
Series 2003-BC7, Class M1, 1.37%, 7/25/33 USD	88	71,377
Series 2004-8, Class M4, 1.25%, 9/25/34	20	2,927
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)	23	17,219

Total Asset-Backed Securities — 2.9%		889,818

Corporate Bonds

Auto Components — 0.0%
BorgWarner Inc., 4.63%, 9/15/20	10	9,996

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	67	68,919

Capital Markets — 0.8%
Credit Suisse AG, 5.40%, 1/14/20	10	10,100
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	35	37,584
3.70%, 8/01/15	20	20,148
3.63%, 2/07/16	10	9,905
5.38%, 3/15/20	35	35,537
6.00%, 6/15/20	25	26,428
6.25%, 2/01/41	10	9,959
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(d)	25	2
Morgan Stanley, 4.00%, 7/24/15	100	101,628

		251,291

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	30	34,050
The Dow Chemical Co., 4.25%, 11/15/20	50	47,752

		81,802

Commercial Banks — 2.4%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (c)	90	86,491
Bank of Nova Scotia, 1.65%, 10/29/15 (c)	135	129,112
CIT Group, Inc.:
7.00%, 5/01/17	19	19,372
6.63%, 4/01/18 (c)	7	7,102
Corporacion Andina de Fomento, 6.88%, 3/15/12	50	52,397
Discover Bank, 8.70%, 11/18/19	5	5,990
DnB NOR Boligkreditt, 2.10%, 10/14/15 (c)	200	193,568
Eksportfinans ASA:
0.50%, 4/05/13 (b)(e)	20	20,000
2.00%, 9/15/15	70	68,475
5.50%, 5/25/16	25	28,068

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Commercial Banks (concluded)
Royal Bank of Canada, 3.13%, 4/14/15 (c)	USD	100	$102,529
VTB Capital SA, 6.55%, 10/13/20 (c)		20	20,274

			733,378

Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17 (c)		30	32,362
SLM Corp., 6.25%, 1/25/16		25	26,063
			58,425

Diversified Financial Services — 0.6%
Ally Financial, Inc., 8.00%, 3/15/20		30	32,662
Bank of America Corp.:
3.63%, 3/17/16		10	9,859
5.63%, 7/01/20		15	15,400
Citigroup, Inc.:
4.75%, 5/19/15		15	15,723
4.59%, 12/15/15		20	20,681
5.38%, 8/09/20		10	10,295
General Electric Capital Corp.:
5.30%, 2/11/21		10	10,157
6.15%, 8/07/37		25	25,558
JPMorgan Chase & Co.:
2.60%, 1/15/16		20	19,309
3.45%, 3/01/16		10	9,964
4.25%, 10/15/20		25	23,893

			193,501

Diversified Telecommunication Services — 0.5%
GTE Corp., 6.84%, 4/15/18		30	34,670
Level 3 Financing, Inc.:
8.75%, 2/15/17		3	2,978
10.00%, 2/01/18		10	10,012
9.38%, 4/01/19 (c)		6	5,805
Qwest Communications International, Inc.:
8.00%, 10/01/15		10	11,037
7.13%, 4/01/18		5	5,394
Telefonica Emisiones SAU, 4.95%, 1/15/15		25	26,378
Verizon Communications, Inc.:
8.75%, 11/01/18		25	31,986
6.40%, 2/15/38		17	17,797

			146,057

Electric Utilities — 0.3%
Florida Power & Light Co., 5.95%, 2/01/38		25	26,904
Hydro-Quebec, 8.40%, 1/15/22		25	33,884
Southern California Edison Co., 5.63%, 2/01/36		6	6,210
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (c)		10	10,289

			77,287

Energy Equipment & Services — 0.1%
Ensco Plc, 4.70%, 3/15/21		11	10,919
MEG Energy Corp., 6.50%, 3/15/21 (c) USD		20	$20,325

			31,244

Food Products — 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		6	6,842
5.38%, 2/10/20		17	17,948
6.50%, 2/09/40		15	16,021

			40,811

Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20		20	21,400
Tenet Healthcare Corp.:
9.00%, 5/01/15		10	11,000
8.88%, 7/01/19		20	22,800

			55,200

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		10	9,125

Household Durables — 0.1%
Standard Pacific Corp., 8.38%, 1/15/21 (c)		35	36,181

IT Services — 0.1%
First Data Corp. (c):
7.38%, 6/15/19 (e)		15	15,244
12.63%, 1/15/21		15	16,275

			31,519

Independent Power Producers & Energy Traders — 0.1%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		30	31,790

Insurance — 0.8%
American International Group, Inc., 8.18%, 5/15/58 (b)		5	5,381
Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (b)		50	48,656
Lincoln National Corp., 7.00%, 6/15/40		10	11,414
Manulife Financial Corp., 3.40%, 9/17/15		20	20,065
Metropolitan Life Global Funding I (c):
2.50%, 1/11/13		85	86,461
5.13%, 6/10/14		25	27,095
Prudential Financial, Inc., 4.75%, 9/17/15		30	31,942
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)		15	16,913
XL Capital Ltd., Series E, 6.50%, 12/31/49 (b)		5	4,588

			252,515

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.:
6.00%, 3/01/20		15	16,156

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Life Sciences Tools & Services (concluded)
Life Technologies Corp. (concluded) :
5.00%, 1/15/21 USD	5	$4,999

		21,155

Media — 1.4%
CBS Corp.:
8.88%, 5/15/19	15	18,836
5.75%, 4/15/20	10	10,577
CCH II LLC, 13.50%, 11/30/16	40	47,900
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	7	7,647
Series B, 9.25%, 12/15/17	38	41,657
Comcast Corp.:
5.88%, 2/15/18	25	27,560
6.45%, 3/15/37	23	23,562
Cox Communications, Inc., 8.38%, 3/01/39 (c)	25	31,734
Discovery Communications LLC, 3.70%, 6/01/15	20	20,661
NBC Universal Media LLC (c):
5.15%, 4/30/20	37	38,134
4.38%, 4/01/21	30	28,722
News America, Inc.:
4.50%, 2/15/21 (c)	20	19,595
6.40%, 12/15/35	40	41,154
6.15%, 2/15/41 (c)	25	24,791
Time Warner Cable, Inc.:
5.00%, 2/01/20	10	10,110
5.88%, 11/15/40	15	14,095
Time Warner, Inc., 4.70%, 1/15/21	10	9,957

		416,692

Metals & Mining — 0.1%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20	5	4,936
4.88%, 4/01/21	10	9,864
Novelis, Inc., 8.75%, 12/15/20 (c)	20	22,000

		36,800

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36	20	22,217

Multiline Retail — 0.1%
Dollar General Corp., 11.88%, 7/15/17 (f)	25	28,813

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16	10	10,874
Arch Coal, Inc., 7.25%, 10/01/20	30	32,175
BP Capital Markets Plc:
3.13%, 3/10/12	45	45,989
3.13%, 10/01/15	10	10,056
Chesapeake Energy Corp., 6.63%, 8/15/20	20	21,300
Consol Energy, Inc.:
8.00%, 4/01/17	11	12,045
8.25%, 4/01/20	14	15,522
Marathon Petroluem Corp., 6.50%, 3/01/41 (c)	20	20,207

MidAmerican Energy Holdings Co., 5.95%, 5/15/37 USD	25	25,780
Nexen, Inc., 7.50%, 7/30/39	25	28,151
Peabody Energy Corp., 6.50%, 9/15/20	30	32,175
Petrobras International Finance Co.:
3.88%, 1/27/16	43	43,287
5.88%, 3/01/18	15	15,889
5.75%, 1/20/20	44	45,392
Petrohawk Energy Corp., 7.25%, 8/15/18	30	30,900
Tennessee Gas Pipeline Co., 7.00%, 10/15/28	5	5,556
Valero Energy Corp.:
6.13%, 2/01/20	10	10,816
6.63%, 6/15/37	4	4,032

		410,146

Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15	1	1,078

Pharmaceuticals — 0.3%
Merck & Co., Inc., 4.00%, 6/30/15	50	53,254
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15	20	20,196
Wyeth, 6.00%, 2/15/36	10	10,743

		84,193

Real Estate Investment Trusts (REITs) — 0.1%
Hospitality Properties Trust, 5.63%, 3/15/17	7	7,261
Kimco Realty Corp., 6.88%, 10/01/19	5	5,834
Mack-Cali Realty LP, 7.75%, 8/15/19	5	6,025

		19,120

Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (c)	20	19,850

Road & Rail — 0.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	30	31,425
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	19	19,242

		50,667

Software — 0.1%
Oracle Corp. (c):
3.88%, 7/15/20	10	9,827
5.38%, 7/15/40	10	9,733

		19,560

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp., 5.38%, 11/01/15	20	18,750

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Per
Corporate Bonds	(000)		Value

Thrifts & Mortgage Finance (concluded)
The PMI Group Inc., 6.00%, 9/15/16	USD	40	$31,008
Radian Group, Inc.:
5.63%, 2/15/13		40	39,500
5.38%, 6/15/15		40	35,500

			124,758

Tobacco — 0.1%
Philip Morris International, Inc., 4.50%, 3/26/20		30	30,825

Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc., 7.75%, 5/15/16		14	14,875
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (c)(e)		12	12,015
Sprint Capital Corp., 6.88%, 11/15/28		5	4,612
Vodafone Group Plc, 4.15%, 6/10/14		41	43,467

			74,969

Total Corporate Bonds — 11.5%			3,469,884
Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	10	7,643

Japan Finance Corp., 2.00%, 6/24/11	USD	30	30,095
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		20	20,144
Mexico Government International Bond:
6.38%, 1/16/13		15	16,312
5.63%, 1/15/17		15	16,545
United Mexican States, Series A, 5.13%, 1/15/20		10	10,460

Total Foreign Agency Obligations — 0.3%			101,199

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.8%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 4A1, 5.40%, 10/25/35 (b)		28	25,392
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.43%, 5/17/60 (b)(c)		100	99,788
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		75	58,553
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (b)		16	9,482
Countrywide Home Loan Mortgage Pass-Through Trust (concluded) :
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (b)		32	20,901
Series 2007-J3, Class A10, 6.00%, 7/25/37		83	70,837
Credit Suisse Mortgage Capital Certificates, Class 2A1 (b)(c):
Series 2011-2R, 4.42%, 7/27/36		50	50,362
Series 2011-5R, 4.74%, 7/27/36		40	34,348
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		21	19,187
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.05%, 11/25/34 (b)		10	9,238
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.51%, 4/25/37 (b)		100	71,878
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		8	7,077
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.37%, 10/25/46 (b)		57	56,593
WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.12%, 1/25/37 (b)		54	42,248
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2005-AR16, Class 7A1, 5.21%, 10/25/35		29	29,037
Series 2006-AR2, Class 2A5, 2.77%, 3/25/36		148	127,191
Series 2006-AR3, Class A4, 5.47%, 3/25/36		93	82,315
Series 2006-AR12, Class 2A1, 5.89%, 9/25/36		20	18,020

			832,447

Commercial Mortgage-Backed Securities — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class AM, 5.45%, 9/10/47		10	9,909
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR, ClassA4A 4.87%, 9/11/42		25	26,481
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	19,591
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		50	53,745

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

6

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities	(000)	Value

Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b) USD	40	$40,131
Credit Suisse Mortgage Capital Certificates (b):
Series 2006-C3, Class AM, 6.02%, 6/15/38	10	10,469
Series 2010-RR2, Class 2A, 5.80%, 9/15/39 (c)	30	31,791
Extended Stay America Trust, Series 2010-ESHA (c):
Class A, 2.95%, 11/05/27	99	97,728
Class D, 5.50%, 11/05/27	100	101,143
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33	112	112,898
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41	159	165,177
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (b)	15	15,138
Series 2006-CB15, Class A4, 5.81%, 6/12/43 (b)	250	271,293
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	115	126,365
Series 2007-CB18, Class A3, 5.45%, 6/12/47	25	25,723
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class A3, 5.43%, 2/15/40	25	26,343
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)	25	26,609
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	40	41,910
Morgan Stanley Capital I, Series 1998-WF2, Class G, 6.34%, 7/15/30 (b)(c)	50	52,186
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (b)(c)	50	54,764
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C21, Class A3, 5.38%, 10/15/44	7	6,979
Series 2007-C33, Class A4, 6.10%, 2/15/51	50	53,541

		1,369,914

Total Non-Agency Mortgage-Backed Securities — 7.3%		2,202,361

	Par
Taxable Municipal Bonds	(000)		Value

Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39 USD	USD	25	$28,339
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		10	10,093
5.50%, 6/15/43		15	15,408
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		25	24,477
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		15	15,320
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15		75	79,982
University of California, RB, Build America Bonds, 5.95%, 5/15/45		15	13,561

Total Taxable Municipal Bonds — 0.6%			187,180

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Fannie Mae, 5.13%, 1/02/14		100	109,114
Freddie Mac, 3.53%, 9/30/19		25	24,665
Tennessee Valley Authority, 5.25%, 9/15/39		60	62,928

			196,707

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		47	47,930

Federal Deposit Insurance Corporation Guaranteed — 0.3%
General Electric Capital Corp.:
2.00%, 9/28/12		50	51,029
2.13%, 12/21/12		25	25,591

			76,620

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae Mortgage-Backed Securities:
Series 2006-69, Class SA, 6.55%, 12/20/36 (b)		1	98
Series 2007-9, Class BI, 6.57%, 3/20/37 (b)		1	175
Series 2009-16, Class SL, 7.09%, 1/20/37 (b)		2	368
Series 2009-41, Class PI, 4.50%, 9/16/37		3	422
Series 2009-66, Class US, 5.75%, 8/16/39 (b)		3	304
Series 2009-92, Class SL, 6.05%, 10/16/39 (b)		4	443
Series 2009-106, Class KS, 6.15%, 11/20/39 (b)		3	379

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored	Par
Agency Securities	(000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded) :
Series 2009-106, Class SU, 5.95%, 5/20/37 (b) USD	66		$7,739
Series 2010-107, Class PI, 4.50%, 2/20/36	1		90
Series 2010-43, Class JI, 5.00%, 9/20/37	95		15,720
Series 2010-121, Class PI, 4.50%, 2/20/39	—	(g)	85
Series 2010-165, Class IP, 4.00%, 4/20/38	99		17,957

			43,780

Mortgage-Backed Securities — 31.8%
Fannie Mae Mortgage-Backed Securities:
2.81%, 11/01/35 (b)	1		1,025
3.32%, 12/01/40 (b)	25		25,069
3.50%, 1/01/26 - 3/01/26 (h)	596		599,440
4.00%, 4/01/26 - 4/15/41 (h)	1,063		1,049,963
4.50%, 4/01/40 - 5/15/41 (h)	2,096		2,131,019
4.82%, 8/01/38 (b)	57		60,605
5.00%, 4/15/26 - 5/15/41 (h)	1,690		1,767,346
5.50%, 4/15/26 - 5/15/41	1,499		1,610,332
6.00%, 12/01/31 - 9/01/35	136		149,850
6.50%, 4/15/41	300		336,234
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 - 4/01/41 (h)	583		592,423
5.00%, 7/01/35 - 4/15/41 (h)	998		1,044,203
5.50%, 4/15/26 - 4/15/41	200		214,594
6.00%, 6/01/35	27		29,832

			9,611,935

Total U.S. Government Sponsored Agency Securities — 33.0%			9,976,972

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21	85		119,106
6.25%, 8/15/23 (i)	30		37,256
3.50%, 2/15/39 (j)	215		180,264
4.38%, 5/15/40	54		52,794
3.88%, 8/15/40	30		26,845
4.25%, 11/15/40	125		119,551
4.75%, 2/15/41 (i)	205		213,072
U.S. Treasury Notes:
0.63%, 1/31/13	215		214,614
0.50%, 10/15/13 (j)	60		59,180
1.25%, 3/15/14 (i)	45		44,986
2.13%, 2/29/16	380		378,812
2.75%, 2/28/18 (i)	75		74,432
2.63%, 8/15/20	65		60,978
3.63%, 2/15/21 (i)	135		136,920

Total U.S. Treasury Obligations — 5.7%			1,718,810

Total Fixed Income Securities — 61.3%			18,546,224

Preferred Securities

Capital Trusts

Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 5.86% (b)(k) USD	5		4,850

Commercial Banks — 0.1%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (b)(c)(k)	5		4,775
Fifth Third Capital Trust IV, 6.50% (b)	5		4,869
Wachovia Capital Trust III, 5.57% (b)	5		4,587

			14,231

Diversified Financial Services — 0.2%
JPMorgan Chase & Co., 7.90% (b)(k)	50		54,706

Insurance — 0.0%
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	5		3,950
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(c)	5		6,500

			10,450

Total Capital Trusts — 0.3%			84,237

Trust Preferreds	Shares

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36 (b)	5,000		4,875

Total Trust Preferreds — 0.0%			4,875

Total Preferred Securities — 0.3%			89,112

Total Long-Term Investments (Cost — $35,256,362) — 126.2%			38,177,538

Short-Term Securities	Par (000)

Borrowed Bond Agreements — 0.3%
Bank of America Merrill Lynch, 0.18%, Open USD	99		98,875
Deutsche Bank, 0.21%, 4/15/11	5		4,831

Total Borrowed Bond Agreements — 0.3%			103,706

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

8

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value

Money Market Funds — 0.2%
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (l)(m)		43,486	$43,486

Total Money Market Funds — 0.2%			43,486

Total Short-Term Securities (Cost — $147,192) — 0.5%			147,192

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price USD 120.00, Expires 5/20/11		4	3,188

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, Expires 9/16/11		12	7,650
Strike Price USD 98.50, Expires 9/16/11		5	4,438

			12,088
		Notional Amount (000)

Over-the-Counter Put Options- 0.0%
EUR PUT, Strike Price USD 1.32, Expires 5/19/11
Strike Price USD 1.32, Expires 5/19/11:
Broker Deutsche Bank AG	USD	2	254
Broker Royal Bank of Scotland Plc		2	254

			508

Over-the-Counter Call Swaptions — 0.5%
Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA		400	72,223
Receive a fixed rate of 3.76% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		100	2,408
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		100	656
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		200	3,338

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	100	1,979
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	300	1,883
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	200	9,857
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	100	5,244
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	100	2,957
Receive a fixed rate of 3.93% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	100	3,100
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	100	2,347
Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	100	1,386
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG	200	3,440
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.	200	8,442
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	300	21,768

		141,028
Over-the-Counter Put Options — 0.0%
JPY PUT, Strike Price USD 86.00, Expires 5/20/11:
Broker Citibank NA	1	373
Broker Deutsche Bank AG	1	373
Broker Royal Bank of Scotland Plc	1	558

		1,304

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

9

Schedule of Investments (Continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)	Value

Over-the-Counter Put Swaptions — 0.4%
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month LIBOR, Expires 5/24/11, Broker JPMorgan Chase Bank NA USD	300	$590
Pay a fixed rate of 5.86% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA	400	45
Pay a fixed rate of 3.76% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc	100	2,782
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	100	6,993
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA	200	9,490
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	100	4,263
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	300	2,437
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	200	818
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	200	4,815
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	100	2,958
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	100	5,483
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	100	5,366
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	100	6,638
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	100	9,650
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG	200	17,447
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.	200	10,971
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	300	17,208

		107,954

Total Options Purchased (Cost — $245,139) — 0.9%		266,070

Total Investments Before TBA Sale Commitments, Borrowed Bonds and Outstanding Options Written (Cost — $35,648,693*) — 127.6%		38,590,800

	Par
TBA Sale Commitments (h)	(000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 - 3/01/26	500	(501,702)
4.00%, 4/01/26 - 4/15/41	800	(786,750)
4.50%, 4/01/40 - 5/15/41	700	(712,359)
5.00%, 4/15/26 - 5/15/41	800	(836,547)
5.50%, 4/15/26 - 5/15/41	700	(747,938)
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 - 4/01/41	500	(506,985)
5.00%, 7/01/35 - 4/15/41	1,000	(1,042,031)

Total TBA Sale Commitments (Proceeds — $5,140,195) — (17.0)%		(5,134,312)

Borrowed Bonds	Shares

U.S. Treasury Notes:
2.13%, 2/29/16	145	(144,547)
2.63%, 8/15/20	100	(93,812)

Total Borrowed Bonds (Proceeds — $242,805)— (0.8)%		(238,359)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note :
Strike Price USD 121.00, Expires 5/20/11	4	(1,938)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

10

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
10-Year U.S. Treasury Note (concluded):
Strike Price USD 122.00, Expires 5/20/11	4	$(1,062)

		(3,000)

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 97.75, Expires 9/16/11	5	(2,250)
Strike Price USD 98.00, Expires 9/16/11	12	(3,750)

		(6,000)

	Notional
	Amount
	(000)

Over-the-Counter Call Swaptions — (0.4)%
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc USD	200	(8,076)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	100	(4,017)
Pay a fixed rate of 3.14% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	200	(1,141)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	100	(2,734)
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG	100	(3,523)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	100	(3,569)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	300	(3,038)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	200	(6,073)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	100	(3,528)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	100	(3,604)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	100	(2,566)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	100	(2,821)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG	100	(3,407)
Pay a fixed rate of 4.47% and receive a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG	100	(5,188)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	100	(5,289)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	200	(14,165)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	100	(7,209)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	200	(8,721)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG	200	(6,951)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	100	(7,232)
Pay a fixed rate of 5.11% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA	100	(7,394)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	100	(6,125)

		(116,371)

Over-the-Counter Put Swaptions — (0.5)%
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG	100	(1,661)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value

Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc USD	200	$(366)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	100	(194)
Receive a fixed rate of 3.14% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	200	(12,131)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	100	(3,466)
Receive a fixed rate of 4.01% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG	100	(3,326)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	100	(3,288)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	300	(1,901)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	200	(8,566)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	100	(3,863)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	100	(4,557)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	100	(7,278)
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	100	(6,865)
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG	100	(6,148)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG	100	(4,449)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	100	(4,783)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	200	(7,169)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	100	(3,519)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	200	(12,254)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG	200	(14,899)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	100	(4,747)
Receive a fixed rate of 5.11% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA	100	(4,641)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	100	(6,392)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA	200	(9,084)

		(135,547)

Total Options Written (Premiums Received — $290,498) — (0.9)%		(260,918)

Total Investments, Net of TBA Sale Commitments, Borrowed Bonds and Options Written — 108.9%		32,957,211
Liabilities in Excess of Other Assets — (8.9)%		(2,706,206)

Net Assets — 100.0%		$30,251,005

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,761,110

Gross unrealized appreciation	$3,576,926
Gross unrealized depreciation	(747,236)

Net unrealized appreciation	$2,829,690

(a) Non-income producing security

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

12

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Barclays Bank Plc.	$12,015	$15
Citigroup Global Markets Inc.	$10,163	$163
Credit Suisse Securities (USA) LLC	$5,081	$(13)
Goldman Sachs Bank USA	$20,000	$—

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Amount is less than $1,000.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Citigroup Global Markets Inc.	$625	$(227)
Credit Suisse Securities (USA) LLC	$(302,875)	$(1,317)
Deutsche Bank AG	$33,797	$62
Goldman Sachs Bank USA	$230,531	$(1,277)
JPMorgan Chase Bank NA	$1,251,188	$8,781
Morgan Stanley Capital Services, Inc.	$(211,156)	$(566)
Nomura Securities International Inc.	$(208,094)	$(125)
UBS Securities	$106,234	$188

(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held
	December 31,	Net	at March 31,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	472,253	(428,767)	43,486	$93

(m)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

13

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
• Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

				Net
	Interest	Trade	Maturity	Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Bank of America Merrill Lynch	0.23%	12/13/10	Open	$159,905	$159,794
Deutsche Bank, NA	0.21%	3/14/11	Open	205,504	205,482
Deutsche Bank, NA	0.20%	3/23/11	4/15/11	37,877	37,875
BNP Paribas, N.A	0.17%	3/31/11	4/15/11	214,732	214,731
Credit Suisse Securities (USA) LLC	0.01%	3/31/11	4/01/11	112,200	112,200
Credit Suisse Securities (USA) LLC	0.13%	3/31/11	4/01/11	66,150	66,150
Credit Suisse Securities (USA) LLC	0.14%	3/31/11	4/01/11	74,720	74,719
Credit Suisse Securities (USA) LLC	0.16%	3/31/11	4/01/11	244,776	244,775
Deutsche Bank, NA	0.00%	3/31/11	4/01/11	345,000	345,000
Merrill Lynch & Co., Inc.	(0.12)%	3/31/11	4/01/11	45,000	45,000

Total				$1,505,864	$1,505,726

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

5	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$583,173	$772
3	30-Year Long Term U.S. Treasury Bond	Chicago Board of Trade	June 2011	$359,029	1,534
1	90 Day Euro-Dollar	Chicago Mercantile	June 2012	$246,903	85
1	90 Day Euro-Dollar	Chicago Mercantile	September 2012	$245,978	47

5	Euro-Schatz	Eurex	June 2011	$754,191	(1,679)
Total					$759

•	Financial futures contracts sold as of March 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

7	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$1,527,478	$603
4	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2011	$493,472	(778)

Total					$(175)

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency	Currency			Settlement	Unrealized Appreciation
Purchased	Sold		Counterparty	Date	(Depreciation)

USD	43,792 EUR	32,000	Citibank NA	4/27/11	$(1,539)
EUR	30,000 USD	41,120	Citibank NA	5/06/11	1,370
USD	40,432 EUR	30,000	UBS AG	5/06/11	(2,058)
EUR	10,000 JPY	1,142,359	Citibank NA	5/11/11	426
JPY	1,130,500 EUR	10,000	Citibank NA	5/11/11	(581)
JPY	1,114,977 EUR	10,000	Citibank NA	5/11/11	(755)
EUR	10,000 JPY	1,148,569	Deutsche Bank AG	5/11/11	364
JPY	2,403,390 USD	30,000	HSBC Bank USA	5/16/11	(1,100)
USD	30,000 JPY	2,345,790	BNP Paribas SA	5/16/11	1,792

Total					$(2,081)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

14

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
• Credit default swaps on single-name issuer — buy protection outstanding as of March 31, 2011 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Issuer	Rate	Counterparty	Date	(000)	(Depreciation)

Computer Sciences Corp	0.88%	Morgan Stanley Capital Services, Inc	6/20/11	$60	$(80)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$40	(1,137)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$55	(310)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$40	(680)
MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	$20	(906)
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$14	(156)
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$70	(677)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$40	1,656

Total					$(2,290)

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2011 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount	Unrealized
Index	Rate	Counterparty	Date	(000)	Depreciation
Dow Jones CDX Emerging Markets Series 14	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$20	$(232)

•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows:

	Receive				Notional
	Fixed		Expiration	Credit	Amount	Unrealized
Index	Rate	Counterparty	Date	Rating[1]	(000)[2]	Depreciation
Dow Jones CDX America Investment Grade Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	BBB+	$210	$(19)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

0.63% (a)	3-month LIBOR	Credit Suisse International	11/26/12	$500	$1,005
0.86% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	$200	(52)
0.98% (a)	3-month LIBOR	Deutsche Bank AG	2/22/13	$300	(523)
0.92% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$300	(98)
0.83% (a)	3-month LIBOR	Goldman Sachs International	3/15/13	$200	501
0.83% (a)	3-month LIBOR	Deutsche Bank AG	3/23/13	$100	215
0.85% (b)	3-month LIBOR	Citibank NA	3/24/13	$200	(347)
1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$100	102
1.59% (a)	3-month LIBOR	Deutsche Bank AG	3/08/14	$100	(312)
2.48% (a)	3-month LIBOR	Deutsche Bank AG	2/22/16	$200	(995)
2.38% (a)	3-month LIBOR	Citibank NA	3/11/16	$200	311
2.33% (a)	3-month LIBOR	Deutsche Bank AG	3/29/16	$100	394
2.38% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	$100	3,437
2.77% (a)	3-month LIBOR	Deutsche Bank AG	9/14/20	$70	4,121
2.85% (b)	3-month LIBOR	Deutsche Bank AG	11/16/20	$100	(5,482)
3.66% (a)	3-month LIBOR	Deutsche Bank AG	12/20/20	$100	(1,218)
3.55% (a)	3-month LIBOR	Citibank NA	12/31/20	$100	(316)
3.50% (a)	3-month LIBOR	Deutsche Bank AG	1/25/21	$100	241
3.67% (b)	3-month LIBOR	Credit Suisse International	2/22/21	$100	1,087
3.56% (b)	3-month LIBOR	Deutsche Bank AG	2/28/21	$50	65
3.57% (b)	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	$70	182

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

15

Schedule of Investments (continued)	Black Rock Balanced Capital V.I. Fund

•	Interest rate swaps outstanding as of March 31, 2011 were as follows (concluded):

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

3.60% (b)	3-month LIBOR	Royal Bank of Scotland Plc	3/09/21	$100	$369
3.50% (b)	3-month LIBOR	Deutsche Bank AG	3/15/21	$50	(254)
3.38% (a)	3-month LIBOR	Deutsche Bank AG	3/21/21	$25	370
3.40% (a)	3-month LIBOR	Citibank NA	3/23/21	$50	627

Total					$3,430

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest	Interest			Notional	Unrealized
Receivable	Payable		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

6.50%	—	Barclays Bank Plc	1/12/38	$33	$(119	)(c)
—	6.50%	Goldman Sachs International	1/12/38	$33	(609	)(c)
—	6.50%	JPMorgan Chase Bank NA	1/12/38	$33	(474	)(c)
6.50%	—	Morgan Stanley Capital Services, Inc.	1/12/39	$33	233	(c)

Total					$(969)

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

16

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$19,542,202	—	—	$19,542,202
Asset-Backed Securities	—	$622,270	$267,548	889,818
Corporate Bonds	—	3,469,884	—	3,469,884
Foreign Agency Obligations	—	101,199	—	101,199
Non-Agency Mortgage-Backed Securities	—	2,168,013	34,348	2,202,361
Taxable Municipal Bonds	—	187,180	—	187,180
U.S. Government Sponsored Agency Securities	—	9,976,972	—	9,976,972
U.S. Treasury Obligations	—	1,718,810	—	1,718,810
Preferred Securities	—	89,112	—	89,112
Short-Term Securities:
Borrowed Bond Agreements	—	103,706	—	103,706
Money Market Funds	43,486	—	—	43,486
Liabilities:
Investments:
Long-Term Investments:
Borrowed Bonds		(238,359)		(238,359)
TBA Sale Commitments	—	(5,134,312)	—	(5,134,312)

Total	$19,585,688	$13,064,475	$301,896	$32,952,059

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,656	—	$1,656
Foreign currency exchange contracts	—	5,764	—	5,764
Interest rate contracts	$18,317	262,242	—	280,559
Liabilities:
Credit contracts	—	(4,197)	—	(4,197)
Foreign currency exchange contracts	—	(6,033)	—	(6,033)
Interest rate contracts	(11,457)	(262,717)	—	(274,174)

Total	$6,860	$(3,285)	—	$3,575

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

17

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 37.8%

Aerospace & Defense — 1.7%
Honeywell International, Inc.	142,500	$8,508,675

Capital Markets — 1.2%
The Bank of New York Mellon Corp.	192,334	5,745,016

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	144,900	7,965,153

Commercial Banks — 0.6%
U.S. Bancorp	107,600	2,843,868

Diversified Financial Services — 3.5%
JPMorgan Chase & Co.	369,176	17,019,014

Diversified Telecommunication Services — 2.5%
AT&T Inc.	224,795	6,878,727
Verizon Communications, Inc.	135,700	5,229,878

		12,108,605

Electric Utilities — 1.4%
The Southern Co.	183,600	6,996,996

Food Products — 0.5%
General Mills, Inc.	68,800	2,514,640

Industrial Conglomerates — 4.7%
General Electric Co.	660,900	13,251,045
Tyco International Ltd.	220,900	9,889,693

		23,140,738

Metals & Mining — 1.5%
Alcoa, Inc.	429,100	7,573,615

Multi-Utilities — 1.4%
Dominion Resources, Inc.	156,600	7,000,020

Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	45,000	4,834,350
Exxon Mobil Corp.	189,600	15,951,048
Marathon Oil Corp.	152,900	8,151,099

		28,936,497

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	81,400	2,151,402
Eli Lilly & Co.	157,000	5,521,690
Johnson & Johnson	81,200	4,811,100
Merck & Co., Inc.	386,681	12,764,340
Pfizer, Inc.	671,620	13,640,602

		38,889,134

Software — 3.4%
Microsoft Corp.	651,000	16,509,360

Total Above-Average Yield		185,751,331

Below-Average Price/Earnings Ratio — 24.9%

Aerospace & Defense — 1.2%
Northrop Grumman Corp.	95,600	5,995,076

Capital Markets — 1.3%
Morgan Stanley	233,300	6,373,756

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	203,431	8,334,568

Diversified Financial Services — 3.5%
Bank of America Corp.	459,744	6,128,387
Citigroup, Inc. (a)	2,482,300	10,971,766

		17,100,153

Energy Equipment & Services — 1.4%
Noble Corp.	149,800	6,833,876

Food Products — 3.6%
Kraft Foods, Inc.	158,133	4,959,051
Unilever NV — ADR	407,000	12,763,520

		17,722,571

Insurance — 7.1%
ACE Ltd.	112,000	7,246,400
MetLife, Inc.	269,000	12,032,370
Prudential Financial, Inc.	83,100	5,117,298
The Travelers Cos., Inc.	176,308	10,486,800

		34,882,868

Media — 2.3%
Viacom, Inc., Class B	250,100	11,634,652

Metals & Mining — 1.1%
Nucor Corp.	115,700	5,324,514

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	89,800	8,240,946

Total Below-Average Price/Earnings Ratio		122,442,980

Low Price-to-Book Value — 14.3%

Aerospace & Defense — 1.6%
Raytheon Co.	153,100	7,788,197

Commercial Banks — 2.0%
Wells Fargo & Co.	310,300	9,836,510

Construction & Engineering — 0.6%
Fluor Corp.	43,200	3,182,112

Energy Equipment & Services — 1.1%
Halliburton Co.	105,400	5,253,136

Household Products — 1.5%
Kimberly-Clark Corp.	110,800	7,231,916

Insurance — 0.9%
Hartford Financial Services Group, Inc.	169,900	4,575,407

Media — 2.6%
Comcast Corp., Special Class A	300,700	6,982,254
Walt Disney Co.	132,300	5,700,807

		12,683,061

Metals & Mining — 1.0%
United States Steel Corp.	97,100	5,237,574

Semiconductors & Semiconductor Equipment — 3.0%
LSI Corp. (a)	1,765,400	12,004,720
Micron Technology, Inc. (a)	228,400	2,617,464

		14,622,184

Total Low Price-to-Book Value		70,410,097

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Cash Flow — 9.5%

Communications Equipment — 0.2%
Motorola Mobility Holdings, Inc. (a)	43,087	$1,051,323

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc. (a)	74,400	3,826,392

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	74,500	2,556,840
The Kroger Co.	338,200	8,106,654

		10,663,494

IT Services — 0.8%
The Western Union Co.	200,300	4,160,231

Media — 1.6%
Time Warner, Inc.	214,333	7,651,688

Oil, Gas & Consumable Fuels — 2.5%
Hess Corp.	68,300	5,819,843
Occidental Petroleum Corp.	9,800	1,024,002
Peabody Energy Corp.	78,000	5,612,880

		12,456,725

Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp. (a)	1,499,300	6,956,752

Total Price-to-Cash Flow		46,766,605

Price-to-Earnings Per Share — 10.7%

Aerospace & Defense — 1.2%
Huntington Ingalls Industries, Inc. (a)	15,933	661,231
Lockheed Martin Corp.	62,600	5,033,040

		5,694,271

Airlines — 0.5%
Delta Air Lines, Inc. (a)	272,400	2,669,520

Automobiles — 1.0%
General Motors Co. (a)	151,200	4,691,736

Biotechnology — 1.5%
Amgen, Inc. (a)	138,800	7,418,860

Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	46,000	7,289,620

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	117,100	2,415,773

Food Products — 1.0%
Archer-Daniels-Midland Co.	138,200	4,976,582

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	129,500	6,963,215
Medtronic, Inc.	156,700	6,166,145

		13,129,360

Health Care Providers & Services — 0.6%
HCA Holdings, Inc. (a)	85,200	2,885,724

Insurance — 0.2%
Lincoln National Corp.	41,200	1,237,648

Total Price-to-Earnings Per Share		52,409,094

Special Situations — 2.0%

IT Services — 2.0%
International Business Machines Corp.	60,710	9,899,980

Total Long-Term Investments (Cost — $410,004,719) — 99.2%		487,680,087

Short-Term Securities — 0.9%

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	4,550,039	4,550,039

Total Short-Term Securities (Cost — $4,550,039) — 0.9%		4,550,039

Total Investments (Cost — $414,554,758*) — 100.1%		492,230,126

Liabilities in Excess of Other Assets — (0.1)%		(410,598)

Net Assets — 100.0%		$491,819,528

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$414,554,758

Gross unrealized appreciation	$80,767,229
Gross unrealized depreciation	(3,091,861)

Net unrealized appreciation	$77,675,368

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial Interest		Shares/Beneficial Interest
	Held at		Held at
	December 31,	Net	March 31,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,642,695	(92,656)	4,550,039	$2,751
BlackRock Liquidity Series, LLC Money Market Series	$2,690,400	$(2,690,400)	—	$1,162

(c)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Securities
Aerospace & Defense	$27,986,219	—	—	$27,986,219
Airlines	2,669,520	—	—	2,669,520
Automobiles	4,691,736	—	—	4,691,736
Biotechnology	7,418,860	—	—	7,418,860
Capital Markets	19,408,392	—	—	19,408,392
Chemicals	7,965,153	—	—	7,965,153
Commercial Banks	12,680,378	—	—	12,680,378
Communication Equipment	1,051,323	—	—	1,051,323
Computers & Peripherals	8,334,568	—	—	8,334,568
Construction & Engineering	7,008, 504	—	—	7,008, 504
Diversified Financial Services	34,119,167	—	—	34,119,167
Diversified Telecommunication Services	12,108,605	—	—	12,108,605
Electric Utilities	6,996,996	—	—	6,996,996
Electronic Equipment, Instruments & Components	2,415,773	—	—	2,415,773
Energy Equipment & Services	12,087,012	—	—	12,087,012
Food & Staples Retailing	10,663,494	—	—	10,663,494
Food Products	25,213,793	—	—	25,213,793
Health Care Equipment & Supplies	13,129,360	—	—	13,129,360
Health Care Providers & Services	2,885,724	—	—	2,885,724
Household Products	7,231,916	—	—	7,231,916
Investments (concluded):
Long Term Securities (concluded)
IT Services	14,060,211	—	—	14,060,211
Industrial Conglomerates	23,140,738	—	—	23,140,738
Insurance	40,695,923	—	—	40,695,923
Media	31,969,401			31,969,401
Metals & Mining	18,135,703	—	—	18,135,703
Multi-Utilities	7,000,020	—	—	7,000,020
Oil, Gas & Consumable Fuels	49,634,168	—	—	49,634,168
Pharmaceuticals	38,889,134	—	—	38,889,134
Semiconductors & Semiconductor Equipment	14,622,184	—	—	14,622,184
Software	16,509,360	—	—	16,509,360
Wireless Telecommunication Services	6,956,752	—	—	6,956,752
Short Term Securities	4,550,039	—	—	4,550,039

Total	$492,230,126	—	—	$492,230,126

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.8%
Boeing Co.	110,900	$8,198,837
General Dynamics Corp.	52,600	4,027,056

		12,225,893

Air Freight & Logistics — 1.7%
United Parcel Service, Inc., Class B	58,100	4,317,992

Airlines — 2.0%
Delta Air Lines, Inc. (a)	346,700	3,397,660
United Continental Holdings Inc. (a)	74,000	1,701,260

		5,098,920

Auto Components — 1.4%
BorgWarner, Inc. (a)	17,100	1,362,699
Johnson Controls, Inc.	55,100	2,290,507

		3,653,206

Automobiles — 2.1%
Ford Motor Co. (a)	108,600	1,619,226
General Motors Co. (a)	99,900	3,099,897
Tesla Motors Inc. (a)	25,300	700,810

		5,419,933

Beverages — 2.3%
The Coca-Cola Co.	87,900	5,832,165

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	26,300	2,595,284
Dendreon Corp. (a)	80,900	3,028,087
Vertex Pharmaceuticals, Inc. (a)	37,700	1,806,961

		7,430,332

Capital Markets — 0.8%
Jefferies Group, Inc.	83,900	2,092,466

Chemicals — 1.3%
Monsanto Co.	46,500	3,360,090

Communications Equipment — 6.2%
Acme Packet, Inc. (a)	8,800	624,448
Alcatel SA — ADR (a)	470,500	2,733,605
Juniper Networks, Inc. (a)	57,600	2,423,808
QUALCOMM, Inc.	182,200	9,990,026

		15,771,887

Computers & Peripherals — 7.7%
Apple, Inc. (a)	46,600	16,237,770
NetApp, Inc. (a)	70,800	3,411,144

		19,648,914

Construction & Engineering — 1.2%
Fluor Corp.	40,700	2,997,962

Diversified Financial Services — 1.5%
Moody’s Corp. (b)	112,500	3,814,875

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	87,400	3,368,396

Energy Equipment & Services — 4.4%
Halliburton Co.	67,300	3,354,232
Schlumberger Ltd.	84,900	7,917,774

		11,272,006

Food & Staples Retailing — 1.7%
Whole Foods Market, Inc.	64,300	4,237,370

Health Care Equipment & Supplies — 1.0%
St. Jude Medical, Inc.	48,000	2,460,480

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	44,900	1,776,244
Express Scripts, Inc. (a)	76,700	4,265,287
Lincare Holdings, Inc.	95,200	2,823,632

		8,865,163

Health Care Technology — 1.4%
Cerner Corp. (a)	31,100	3,458,320

Hotels, Restaurants & Leisure — 4.3%
Ctrip.com International Ltd. — ADR (a)	31,800	1,319,382
Las Vegas Sands Corp. (a)	89,500	3,778,690
Starbucks Corp.	95,400	3,525,030
Starwood Hotels & Resorts Worldwide, Inc.	38,300	2,225,996

		10,849,098

Household Durables — 1.2%
Stanley Black & Decker, Inc.	38,500	2,949,100

Household Products — 2.8%
The Procter & Gamble Co.	115,800	7,133,280

IT Services — 3.2%
Accenture Plc	50,200	2,759,494
Cognizant Technology Solutions Corp. (a)	41,200	3,353,680
VeriFone Systems, Inc. (a)	37,600	2,066,120

		8,179,294

Internet & Catalog Retail — 3.3%
Amazon.com, Inc. (a)	33,700	6,070,381
Netflix, Inc. (a)	9,900	2,349,567

		8,419,948

Internet Software & Services — 4.2%
Baidu.com, Inc. — ADR (a)	22,000	3,031,820
Google, Inc., Class A (a)	12,800	7,503,488

		10,535,308

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services — 1.4%
Covance, Inc. (a)	62,500	$3,420,000

Machinery — 4.9%
Caterpillar, Inc.	15,200	1,692,520
Danaher Corp.	134,900	7,001,310
Joy Global, Inc.	16,900	1,669,889
Terex Corp. (a)	58,700	2,174,248

		12,537,967

Media — 1.5%
Walt Disney Co.	88,200	3,800,538

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	47,500	2,638,625

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	76,700	6,283,264
Massey Energy Co.	83,100	5,680,716

		11,963,980

Pharmaceuticals — 1.1%
Allergan, Inc.	38,800	2,755,576

Professional Services — 1.3%
Manpower Group	50,400	3,169,152

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp., Class A	81,000	3,189,780
Micron Technology, Inc. (a)	306,400	3,511,344
Nvidia Corp. (a)	54,600	1,007,916

		7,709,040

Software — 9.9%
Check Point Software Technologies Ltd. (a)	88,300	4,507,715
Microsoft Corp.	78,900	2,000,904
Oracle Corp.	226,000	7,541,620
Red Hat, Inc. (a)	81,400	3,694,746
Salesforce.com, Inc. (a)	34,900	4,661,942
VMware, Inc. (a)	33,200	2,707,128

		25,114,055

Specialty Retail — 1.7%
Home Depot, Inc.	119,100	4,413,846

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. (a)	44,400	1,850,148

Total Long-Term Investments (Cost — $195,059,045) — 99.5%		252,765,325

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14%, (c)(d)	2,176,596	2,176,596

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$2,982	2,982,000

Total Short-Term Securities (Cost — $5,158,596) — 2.0%		5,158,596

Total Investments (Cost — $200,217,641*) — 101.5%		257,923,921
Liabilities in Excess of Other Assets — (1.5)%		(3,896,283)

Net Assets — 100.0%		$254,027,638

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$200,859,186

Gross unrealized appreciation	$58,284,210
Gross unrealized depreciation	(1,219,475)

Net unrealized appreciation	$57,064,735

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

			Shares/
	Shares/ Beneficial		Beneficial
	Interest Held at	Net	Interest Held at
Affiliate	December 31, 2010	Activity	March 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,215	1,132,381	2,176,596	$1,450
BlackRock Liquidity Series, LLC Money Market Series	$2,659,250	$322,750	$2,982,000	$1,422

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$252,765,325	—	—	$252,765,325
Short-Term Securities	2,176,596	$2,982,000	—	5,158,596

Total	$254,941,921	$2,982,000	—	$257,923,921

[1]	See above Schedule of Investments for values in each industry.

BLACkROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

BlackRock Equity Dividend V.I. Fund
Schedule of Investments March 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.3%
General Dynamics Corp.	4,600	$352,176
Honeywell International, Inc.	3,400	203,014
Huntington Ingalls Industries Inc. (a)	817	33,892
Northrop Grumman Corp.	4,900	307,279
Raytheon Co.	9,000	457,830
Rockwell Collins, Inc.	1,300	84,279
United Technologies Corp.	6,400	541,760

		1,980,230

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	3,100	230,392

Auto Components — 0.5%
Johnson Controls, Inc.	3,700	153,809

Beverages — 2.2%
The Coca-Cola Co.	6,000	398,100
Diageo Plc	15,700	298,430

		696,530

Capital Markets — 0.3%
The Bank of New York Mellon Corp.	3,000	89,610

Chemicals — 3.7%
Air Products & Chemicals, Inc.	1,200	108,216
The Dow Chemical Co.	2,600	98,150
E.I. du Pont de Nemours & Co.	10,500	577,185
Olin Corp.	6,600	151,272
Praxair, Inc.	2,300	233,680

		1,168,503

Commercial Banks — 7.2%
The Bank of Nova Scotia	6,400	392,714
National Bank of Canada	5,300	430,724
Royal Bank of Canada	2,300	142,317
The Toronto-Dominion Bank	2,800	247,798
U.S. Bancorp	11,900	314,517
Wells Fargo & Co.	22,500	713,250

		2,241,320

Computers & Peripherals — 0.8%
Hewlett-Packard Co.	6,200	254,014

Consumer Finance — 0.7%
American Express Co.	4,600	207,920

Containers & Packaging — 0.6%
Packaging Corp. of America	2,900	83,781
Temple-Inland, Inc.	4,400	102,960

		186,741

Diversified Financial Services — 3.9%
Bank of America Corp.	23,400	311,922
JPMorgan Chase & Co.	19,500	898,950

		1,210,872

Diversified Telecommunication Services — 5.8%
AT&T Inc.	17,847	546,118
BCE, Inc.	3,000	109,020
CenturyLink, Inc.	3,400	141,270
Frontier Communications Corp.	1,992	16,374
Qwest Communications International, Inc.	57,100	389,993
Verizon Communications, Inc.	13,400	516,436
Windstream Corp.	8,155	104,955

		1,824,166

Electric Utilities — 3.4%
American Electric Power Co., Inc.	3,900	137,046
Duke Energy Corp.	6,743	122,386
Exelon Corp.	2,100	86,604
FirstEnergy Corp.	1,600	59,344
ITC Holdings Corp.	1,000	69,900
NextEra Energy, Inc.	3,800	209,456
Northeast Utilities, Inc.	3,200	110,720
PPL Corp.	3,200	80,960
The Southern Co.	4,800	182,928

		1,059,344

Electrical Equipment — 0.5%
Rockwell Automation, Inc.	1,500	141,975

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	2,500	233,150

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	5,100	265,455

Food Products — 4.2%
General Mills, Inc.	7,400	270,470
H.J. Heinz Co.	4,200	205,044
Kraft Foods, Inc.	6,600	206,976
Mead Johnson Nutrition Co.	4,300	249,099
Unilever NV — ADR	12,500	392,000

		1,323,589

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	6,100	464,149

Household Products — 2.1%
Kimberly-Clark Corp.	3,900	254,553
The Procter & Gamble Co.	6,500	400,400

		654,953

IT Services — 1.9%
Automatic Data Processing, Inc.	800	41,048
Portfolio Abbreviation
ADR      American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

BlackRock Equity Dividend V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
International Business Machines Corp.	3,300	$538,131

		579,179

Industrial Conglomerates — 2.9%
3M Co.	3,500	327,250
General Electric Co.	29,100	583,455

		910,705

Insurance — 3.4%
Chubb Corp.	5,300	324,943
Prudential Financial, Inc.	4,200	258,636
The Travelers Cos., Inc.	7,800	463,944

		1,047,523

Leisure Equipment & Products — 0.5%
Mattel, Inc.	5,800	144,594

Machinery — 4.9%
Caterpillar, Inc.	6,900	768,315
Deere & Co.	7,900	765,431

		1,533,746

Media — 0.7%
Comcast Corp., Special Class A	9,400	218,268

Metals & Mining — 5.0%
BHP Billiton Ltd.	19,000	911,952
Barrick Gold Corp.	4,100	213,098
Rio Tinto Ltd.	3,300	289,240
Southern Copper Corp.	3,700	148,999

		1,563,289

Multi-Utilities — 2.3%
Consolidated Edison, Inc.	1,400	71,008
Dominion Resources, Inc.	5,700	254,790
Public Service Enterprise Group, Inc.	6,100	192,211
Sempra Energy	2,000	107,000
Wisconsin Energy Corp.	2,600	79,300

		704,309

Oil, Gas & Consumable Fuels — 14.5%
Cameco Corp.	2,800	84,216
Chevron Corp.	9,700	1,042,071
ConocoPhillips	4,500	359,370
Consol Energy, Inc.	1,300	69,719
EQT Corp.	4,200	209,580
Enbridge Inc.	6,100	373,865
Exxon Mobil Corp.	8,900	748,757
Marathon Oil Corp.	7,000	373,170
Murphy Oil Corp.	600	44,052
Occidental Petroleum Corp.	3,600	376,164
Peabody Energy Corp.	1,200	86,352
Spectra Energy Corp.	5,421	147,343
Total SA — ADR	10,100	615,797

		4,530,456

Paper & Forest Products — 0.7%
MeadWestvaco Corp.	7,300	221,409

Personal Products — 0.3%
Avon Products, Inc.	4,000	108,160

Pharmaceuticals — 5.1%
Abbott Laboratories	4,600	225,630
Bristol-Myers Squibb Co.	16,100	425,523
Johnson & Johnson	4,300	254,775
Merck & Co, Inc.	9,400	310,294
Pfizer, Inc.	18,500	375,735

		1,591,957

Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	6,300	154,980

Road & Rail — 1.7%
Canadian National Railway Company	4,800	361,296
Union Pacific Corp.	1,700	167,161

		528,457

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	12,100	244,057

Software — 0.6%
Microsoft Corp.	7,600	192,736

Specialty Retail — 1.7%
Home Depot, Inc.	8,100	300,186
Limited Brands, Inc.	6,800	223,584

		523,770

Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	3,400	335,002

Tobacco — 2.9%
Altria Group, Inc.	6,100	158,783
Lorillard, Inc.	2,400	228,024
Philip Morris International, Inc.	8,000	525,040

		911,847

Water Utilities — 0.6%
American Water Works Co, Inc.	6,500	182,325
Cia Saneamento, Preference Shares (a)(b)	108	—

		182,325

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,400	50,888
Vodafone Group Plc - ADR	5,337	153,439

		204,327

Total Long-Term Investments (Cost — $26,921,377) — 98.8%		30,817,818

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

BlackRock Equity Dividend V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	517,719	$517,719

Total Short-Term Securities (Cost — $517,719) — 1.7%		517,719

Total Investments (Cost — $27,439,096*) — 100.5%		31,335,537
Liabilities in Excess of Other Assets — (0.5)%		(140,586)

Net Assets — 100.0%		$31,194,951

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost		$27,445,650

Gross unrealized appreciation		$4,279,197
Gross unrealized depreciation		(389,310)

Net unrealized appreciation		$3,889,887

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares
	Held at
	December 31,	Net	Held at
Affiliate	2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	198,864	318,855	517,719	$168

(d)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

BlackRock Equity Dividend V.I. Fund
Schedule of Investments (continued)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,980,230	—	—	$1,980,230
Air Freight & Logistics	230,392	—	—	230,392
Auto Components	153,809	—	—	153,809
Beverages	398,100	$298,430	—	696,530
Capital Markets	89,610			89,610
Chemicals	1,168,503	—	—	1,168,503
Commercial Banks	2,241,320	—	—	2,241,320
Computers & Peripherals	254,014	—	—	254,014
Consumer Finance	207,920	—	—	207,920
Containers & Packaging	186,741	—	—	186,741
Diversified Financial Services	1,210,872	—	—	1,210,872
Diversified Telecommunication Services	1824,166	—	—	1,824,166
Electric Utilities	1,059,344	—	—	1,059,344
Electrical Equipment	141,975	—	—	141,975
Energy Equipment & Services	233,150	—	—	233,150
Food & Staples Retailing	265,455	—	—	265,455
Food Products	1,323,589	—	—	1,323,589
Hotels, Restaurants & Leisure	464,149	—	—	464,149
Household Products	654,953	—	—	654,953
IT Services	579,179	—	—	579,179
Industrial Conglomerates	910,705	—	—	910,705
Insurance	1,047,523	—	—	1,047,523
Leisure Equipment & Products	144,594	—	—	144,594
Machinery	1,533,746	—	—	1,533,746
Media	218,268			218,268
Metals & Mining	362,097	$1,201,192	—	1,563,289
Multi-Utilities	704,309	—	—	704,309
Oil, Gas & Consumable Fuels	4,530,456	—	—	4,530,456
Paper & Forest Products	221,409	—	—	221,409
Personal Products	108,160	—	—	108,160
Pharmaceuticals	1,591,957	—	—	1,591,957
Real Estate Investment Trusts (REITs)	154,980			154,980
Road & Rail	528,457	—	—	528,457
Semiconductors & Semiconductor Equipment	244,057			244,057
Software	192,736			192,736
Specialty Retail	523,770	—	—	523,770
Textiles, Apparel & Luxury Goods	335,002			335,002
Tobacco	911,847	—	—	911,847
Water Utilities	182,325	—	—	182,325
Wireless Telecommunication Services	204,327	—	—	204,327
Short-Term Securities	517,719	—	—	517,719

Total	$29,835,915	$1,499,622	—	$31,335,537

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Banco Macro Bansud SA — ADR	32,700	$1,308,981
Cresud SA Sponsored — ADR	87,800	1,589,180
IRSA Inversiones y Representaciones SA — ADR	102,200	1,416,492
Pampa Energia SA — ADR	105,900	1,500,603
Telecom Argentina Stet-France Telecom SA — ADR (a)	33,100	820,880
Tenaris SA — ADR	19,760	977,330

		7,613,466

Australia — 1.2%
Asciano Ltd.	974,300	1,752,724
BHP Billiton Ltd.	846,311	40,620,777
CSL Ltd.	266,546	9,843,939
Newcrest Mining Ltd.	635,362	26,173,327
Rio Tinto Ltd.	242,324	21,239,381
Telstra Corp. Ltd.	1,341,238	3,912,363
Woodside Petroleum Ltd.	96,600	4,676,662

		108,219,173

Austria — 0.0%
Telekom Austria AG	150,776	2,206,737

Belgium — 0.1%
RHJ International (b)	697,400	5,633,623

Brazil — 2.3%
All America Latina Logistica SA	382,550	3,151,501
Banco do Brasil SA	76,000	1,370,900
Banco Santander Brasil SA	286,900	3,503,988
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	349,645	14,359,291
Cia Energetica de Minas Gerais — ADR	132,395	2,551,252
Cosan Ltd.	548,100	7,070,490
Cyrela Brazil Realty SA	740,100	7,003,672
Hypermarcas SA (b)	1,816,300	23,918,445
Itau Unibanco Holding SA, Preference Shares	332,400	7,891,357
MRV Engenharia e Participacoes SA	868,300	6,945,762
OGX Petroleo e Gas Participacoes SA (b)	361,400	4,331,974
Petroleo Brasileiro SA — ADR	1,971,940	70,082,748
SLC Agricola SA	597,000	8,282,271
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	171,300	2,070,100
Vale SA, Preference ‘A’ Shares	558,600	16,227,849
Vivo Participacoes SA — ADR	489,200	19,753,896

		198,515,496

Canada — 2.7%
Agrium, Inc. (c)	6,066	559,649
Alamos Gold, Inc.	467,820	7,402,124
BCE, Inc.	19,400	704,996
Barrick Gold Corp.	632,916	32,854,670
Canadian Natural Resources Ltd.	244,900	12,105,407
Canadian Pacific Railway Ltd.	119,528	7,683,326
Canadian Pacific Railway Ltd.	113,893	7,327,876
Cenovus Energy, Inc.	6,540	257,545
Daylight Energy Ltd.	834,930	9,740,132
Eldorado Gold Corp.	1,070,135	17,451,093
Goldcorp, Inc.	636,928	31,719,014
IAMGOLD Corp.	770,100	16,957,602
IAMGOLD, International African Mining Gold Corp.	350,021	7,715,264
Kinross Gold Corp.	340,805	5,367,679
Kinross Gold Corp.	1,227,410	19,344,843
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
MosPrime	Moscow Prime Offered Rate
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada (concluded)
Magna International, Inc., Class A	18,200	$871,962
Potash Corp. of Saskatchewan, Inc.	91,710	5,404,470
Research In Motion Ltd. (b)	14,900	842,893
Rogers Communications, Inc., Class B	127,800	4,651,920
Rogers Communications, Inc., Class B	48,000	1,744,734
Silver Wheaton Corp.	387,600	16,806,336
Sino-Forest Corp. (b)	463,650	12,099,376
Suncor Energy, Inc.	137,060	6,146,848
TELUS Corp.	63,050	3,223,712
Talisman Energy, Inc.	112,280	2,776,020
Teck Resources Ltd., Class B	16,320	865,286
Viterra, Inc.	191,000	2,316,823

		234,941,600

Chile — 0.1%
Banco Santander Chile SA — ADR	40,400	3,504,700
E.CL SA	1,730,000	4,415,095
Sociedad Quimica y Minera de Chile SA — ADR	73,800	4,078,188

		11,997,983

China — 1.3%
Beijing Enterprises Holdings Ltd.	3,298,142	18,807,153
CSR Corp. Ltd.	1,648,700	1,690,685
Chaoda Modern Agriculture Holdings Ltd.	11,663,998	7,249,568
China BlueChemical Ltd.	4,450,700	3,640,544
China Huiyan Juice Group Ltd.	967,000	656,095
China Life Insurance Co. Ltd.	1,179,300	4,407,086
China Life Insurance Co. Ltd. — ADR	81,949	4,593,242
China Mobile Ltd.	2,271,800	20,970,976
China Pacific Insurance Group Co. Ltd.	181,100	760,448
China Shenhua Energy Co. Ltd., Class H	1,077,967	5,073,733
China Telecom Corp., Ltd.	5,456,000	3,330,373
China Unicom Ltd.	2,128,200	3,543,762
Dongfeng Motor Group Co. Ltd.	1,372,600	2,334,984
Guangshen Railway Co. Ltd.	6,636,200	2,514,840
Guangzhou Automobile Group Co. Ltd.	3,599,602	4,379,510
Jiangsu Express	1,083,800	1,214,921
Mindray Medical International Ltd. — ADR	41,200	1,038,240
Ping An Insurance Group Co. of China Ltd.	328,918	3,330,152
Sinopharm Group Co.	1,073,700	3,807,605
Tianjin Development Holdings Ltd. (b)	13,188,207	11,349,228
Tianjin Port Development Holdings Ltd.	21,125,800	5,070,909
Xiamen International Port Co. Ltd.	5,874,600	1,200,557
Zhongsheng Group Holdings Ltd.	2,340,900	4,374,875

		115,339,486

Czech Republic — 0.1%
CEZ AS	122,700	6,275,887

Egypt — 0.1%
Telecom Egypt	1,803,679	5,268,765

Finland — 0.1%
Fortum Oyj (b)	380,463	12,917,256
Nokia Oyj — ADR	58,300	496,133

		13,413,389

France — 1.5%
BNP Paribas SA	148,390	10,847,999
Cie Generale d’Optique Essilor International SA	208,561	15,474,278
France Telecom SA	271,792	6,102,722
GDF Suez	564,100	23,004,855
LVMH Moet Hennessy Louis Vuitton SA	80,750	12,785,836
Sanofi-Aventis	165,450	11,593,838
Sanofi-Aventis — ADR	22,567	794,810
Societe Generale SA	59,630	3,873,220
Technip SA	25,220	2,688,904
Total SA	265,377	16,170,352
Total SA — ADR	250,800	15,291,276
Vivendi SA	413,650	11,800,340

		130,428,430

Germany — 1.3%
Allianz AG, Registered Shares	41,073	5,751,269
BASF SE	190,240	16,420,561
Bayer AG	128,710	9,944,503
Bayer AG — ADR	4,900	380,828
Bayerische Motoren Werke AG	46,770	3,883,021
Beiersdorf AG	16,100	982,610
Daimler AG (b)	168,020	11,839,098
Deutsche Bank AG, Registered Shares	103,850	6,088,904
Deutsche Telekom AG — ADR	42,400	653,808
Infineon Technologies AG	463,640	4,729,697
Kabel Deutschland Holding AG (b)	139,230	7,337,425
Lanxess	48,650	3,646,226
Muenchener Rueckversicherungs AG, Registered Shares	18,780	2,954,266
Siemens AG	129,420	17,703,161
Volkswagen AG, Preference Shares	100,922	16,311,299

		108,626,676

Hong Kong — 0.6%
AIA Group Ltd. (b)	1,028,400	3,165,695
Cheung Kong Holdings Ltd.	419,000	6,829,625
Cheung Kong Infrastructure Holdings Ltd.	740,600	3,499,194
China Dongxiang Group Co.	5,214,576	1,650,431
China Gas Holdings Ltd.	933,200	461,566
China Resources Gas Group Ltd.	2,102,000	2,867,102
HSBC Holdings Plc, Hong Kong Registered	443,600	4,605,739
Hutchison Whampoa Ltd. (c)	693,943	8,212,361
The Link Real Estate Investment Trust	4,282,346	13,408,192
Mongolian Mining Corp. (b)	2,129,900	2,718,666
Ports Design Ltd.	13,000	29,965
Shougang Concord International Enterprises Co. Ltd.	6,792,500	932,444
Wharf Holdings Ltd.	1,084,340	7,468,723

		55,849,703

India — 0.8%
Adani Enterprises Ltd.	599,700	8,961,661

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

India (concluded)
Adani Power Ltd. (b)	2,687,409	$6,798,389
Bharat Heavy Electricals Ltd.	308,590	14,276,236
Container Corp. of India	54,440	1,464,363
Housing Development Finance Corp.	948,520	14,921,854
Larsen & Toubro Ltd.	120,600	4,467,722
Power Grid Corp. of India Ltd.	202,027	461,672
Reliance Industries Ltd.	471,210	11,096,051
State Bank of India Ltd.	168,350	10,436,659

		72,884,607

Indonesia — 0.1%
Bumi Resources Tbk PT	23,722,736	9,103,622
Telekomunikasi Indonesia Tbk PT	2,525,000	2,125,572

		11,229,194

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	21,100	1,077,155
Teva Pharmaceutical Industries Ltd. — ADR	329,115	16,511,700

		17,588,855

Italy — 0.5%
Assicurazioni Generali SpA	171,380	3,704,324
Enel SpA	1,330,800	8,383,725
Eni SpA	447,240	10,974,105
Intesa Sanpaolo SpA	1,959,340	5,780,216
Telecom Italia SpA	2,281,050	3,505,523
Unicredit SpA	4,608,970	11,360,400

		43,708,293

Japan — 6.2%
Aisin Seiki Co., Ltd.	149,739	5,205,102
Astellas Pharma, Inc.	107,993	3,999,295
The Bank of Kyoto Ltd.	309,341	2,737,848
Bridgestone Corp.	244,532	5,113,361
Canon, Inc.	306,658	13,189,287
Daihatsu Motor Co., Ltd.	265,507	3,870,319
Dainippon Pharma Co., Ltd.	16,000	148,914
Daiwa House Industry Co., Ltd.	324,090	3,964,506
Denso Corp.	171,520	5,703,883
East Japan Railway Co.	318,651	17,694,361
Fanuc Ltd.	36,818	5,565,294
Fuji Heavy Industries Ltd.	1,329,564	8,590,712
Futaba Industrial Co., Ltd.	323,921	1,830,821
Hitachi Chemical Co., Ltd.	250,900	5,110,691
Hitachi Ltd.	706,400	3,677,220
Hokkaido Coca-Cola Bottling Co., Ltd.	33,300	165,031
Honda Motor Co., Ltd.	284,483	10,569,571
Hoya Corp.	428,674	9,782,749
Inpex Corp.	2,452	18,550,826
JGC Corp.	444,802	10,379,995
JSR Corp.	58,900	1,181,239
Japan Real Estate Investment Corp.	136	1,288,433
Japan Retail Fund Investment Corp.	280	439,050
KDDI Corp.	2,533	15,660,715
Kinden Corp.	337,718	3,083,477
Kirin Holdings Co., Ltd.	602,151	7,902,243
Komatsu Ltd.	191,600	6,500,153
Kubota Corp.	1,366,496	12,858,789
Kuraray Co., Ltd.	411,370	5,311,920
Kyowa Hakko Kirin Co. Ltd.	467,579	4,386,997
MS&AD Insurance Group Holdings, Inc.	539,714	12,316,035
Marubeni Corp.	597,800	4,296,263
Mikuni Coca-Cola Bottling Co., Ltd.	57,600	512,844
Mitsubishi Corp.	956,347	26,517,975
Mitsubishi Tanabe Pharma Corp.	221,270	3,587,989
Mitsubishi UFJ Financial Group, Inc.	1,586,927	7,312,017
Mitsui & Co., Ltd.	1,117,478	20,007,177
Mitsui Fudosan Co., Ltd.	191,600	3,149,607
Mitsui OSK Lines Ltd.	563,711	3,250,443
Murata Manufacturing Co., Ltd.	121,428	8,780,807
NGK Insulators Ltd.	291,390	5,206,934
NKSJ Holdings, Inc.	1,476,655	9,639,332
NTT DoCoMo, Inc.	16,435	28,691,297
NTT Urban Development Co.	2,100	1,760,440
Nintendo Co., Ltd.	13,981	3,801,569
Nippon Building Fund, Inc.	182	1,774,144
Nippon Electric Glass Co.	313,301	4,440,217
Nippon Telegraph & Telephone Corp.	217,930	9,733,823
Okumura Corp.	1,153,751	4,823,622
Rinnai Corp.	69,723	4,617,734
Rohm Co., Ltd.	86,153	5,413,229
Sekisui House Ltd.	930,199	8,680,774
Seven & I Holdings Co., Ltd.	273,494	6,966,861
Shin-Etsu Chemical Co., Ltd.	337,734	16,809,132
Shionogi & Co., Ltd.	253,822	4,330,317
Sony Financial Holdings, Inc.	146,000	2,892,932
Sumitomo Chemical Co., Ltd.	3,719,290	18,581,982
Sumitomo Electric Industries Ltd.	333,248	4,615,198
Sumitomo Mitsui Financial Group, Inc.	179,647	5,573,599
Suzuki Motor Corp.	825,089	18,441,250
TDK Corp.	76,833	4,543,973
Tadano Ltd.	80,421	512,109
Terumo Corp.	65,375	3,444,413
Toda Corp.	1,098,096	4,331,053
Toho Co., Ltd.	227,662	3,262,393
Tokio Marine Holdings, Inc.	819,123	21,870,106
Tokyo Gas Co., Ltd.	2,035,070	9,282,736
Toyota Industries Corp.	388,777	11,771,388
Toyota Motor Corp.	210,553	8,355,638
Ube Industries Ltd.	1,946,346	6,196,424
West Japan Railway Co.	1,296	4,996,223
Yamada Denki Co., Ltd.	47,200	3,171,946

		532,726,747

Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	595,200	13,392,000

Luxembourg — 0.0%
Millicom International Cellular SA	23,100	2,221,527

Malaysia — 0.6%
Axiata Group Bhd (b)	10,326,987	16,327,338

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Malaysia (concluded)
British American Tobacco Malaysia Bhd	200,000	$3,172,327
IOI Corp. Bhd	916,005	1,740,713
PLUS Expressways Bhd	4,929,008	7,288,754
Telekom Malaysia Bhd	7,067,246	9,428,298
Tenaga Nasional Bhd	263,378	543,081
YTL Power International	12,579,352	9,562,376

		48,062,887

Mexico — 0.2%
America Movil, SA de CV — ADR	205,157	11,919,622
Fomento Economico Mexicano, SA de CV — ADR	48,400	2,841,080

		14,760,702

Netherlands — 0.4%
ASM International N.V. (b)	16,176	640,399
CNH Global NV (b)	19,500	946,725
ING Groep NV CVA (b)	277,370	3,520,883
Koninklijke KPN NV	425,599	7,257,376
Koninklijke Philips Electronics NV (b)	380,780	12,197,496
Koninklijke Philips Electronics NV, New York Registered Shares (b)	25,600	823,552
LyondellBasell Industries NV, Class A (b)	25,700	1,016,435
Unilever NV	176,160	5,519,548
Unilever NV — ADR	65,800	2,063,488

		33,985,902

Norway — 0.2%
DnB NOR ASA	395,810	6,068,866
Statoil ASA	288,200	7,981,950
Telenor ASA	169,370	2,787,525

		16,838,341

Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	61,700	3,300,950

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	17,300	2,168,240

Russia — 1.4%
AFI Development Plc, Class B (b)	313,400	365,111
AFI Development Plc — GDR (b)	313,400	385,482
Kuzbassrazrezugol (b)	7,757,975	3,103,190
LSR Group — GDR (a)	1,026,600	8,418,120
MMC Norilsk Nickel — ADR	201,917	5,338,685
Magnitogorsk Iron & Steel Works — GDR	605,100	8,852,613
Novorossiysk Commercial Sea Port — GDR	387,950	3,914,416
OAO Gazprom — ADR	346,600	11,209,044
OAO Rosneft Oil Co. — GDR	1,136,300	10,380,101
Polyus Gold Co. ZAO — ADR	490,500	17,226,360
RusHydro — ADR (b)	3,166,305	16,116,492
RusHydro, JSC — ADR (b)	14,272,960	713,648
Sberbank	6,303,600	23,688,929
Sberbank	398,300	1,496,811
Uralkali — GDR	7,100	294,437
VimpelCom Ltd. — ADR	459,200	6,483,904

		117,987,343

Singapore — 0.8%
CapitaLand Ltd.	1,358,150	3,555,431
DBS Group Holdings Ltd.	352,170	4,088,662
Fraser and Neave Ltd.	1,633,700	7,790,021
Global Logistic Properties Ltd. (b)	668,800	992,421
Keppel Corp. Ltd.	1,266,600	12,356,013
M1 Ltd.	1,859,730	3,555,957
Noble Group Ltd.	1,274,171	2,161,026
Oversea-Chinese Banking Corp.	1,488,800	11,314,742
Parkway Life Real Estate Investment Trust	23,400	31,734
Raffeles Medical Group Ltd.	1,406,600	2,499,572
Sembcorp Marine Ltd.	843,700	3,911,374
Singapore Press Holdings Ltd.	762,240	2,381,049
Singapore Telecommunications Ltd.	3,956,230	9,472,687
United Overseas Bank Ltd.	196,100	2,923,767

		67,034,456

South Africa — 0.3%
Anglo Platinum Ltd.	15,127	1,555,001
AngloGold Ashanti Ltd. — ADR	38,800	1,860,460
Harmony Gold Mining Co. Ltd. — ADR	731,700	10,880,379
Impala Platinum Holdings Ltd.	53,700	1,551,560
Katanga Mining Ltd. (b)	978,088	1,745,325
Life Healthcare Group Holdings Ltd.	1,482,500	3,482,176
Sasol Ltd.	26,300	1,521,661

		22,596,562

South Korea — 0.8%
Cheil Industries, Inc.	41,153	4,364,337
KT Corp.	26,900	953,921
KT Corp. — ADR	407,290	7,954,374
KT&G Corp.	118,241	6,151,143
LG Corp.	47,500	3,537,301
LG Display Co. Ltd.	83,200	2,607,581
Mando Corp.	8,500	1,342,756
POSCO	11,887	5,454,038
POSCO — ADR	52,380	5,986,510
Paradise Co. Ltd.	347,418	1,742,084
SK Telecom Co., Ltd.	45,520	6,776,163
Samsung Electronics Co., Ltd.	21,560	18,282,124
Samsung Fine Chemicals Co., Ltd.	61,800	4,496,241

		69,648,573

Spain — 0.5%
Banco Santander SA	1,332,214	15,538,954
Repsol YPF SA	211,080	7,234,604
Telefonica SA	678,572	17,021,756
Telefonica SA — ADR	113,600	2,864,992

		42,660,306

Switzerland — 1.1%
Credit Suisse Group AG	138,925	5,893,225
Garmin Ltd.	19,727	667,956
Nestlé SA, Registered Shares	430,604	24,658,575
Noble Corp.	22,465	1,024,853
Novartis AG, Registered Shares	206,392	11,176,323

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland (concluded)
Roche Holding AG	61,837	$8,828,179
Swisscom AG	11,630	5,187,790
TE Connectivity Ltd.	62,578	2,178,966
Transocean Ltd. (b)	114,460	8,922,157
Tyco International Ltd.	62,008	2,776,098
UBS AG (b)	383,420	6,897,755
Weatherford International Ltd. (b)	317,680	7,179,568
Zurich Financial Services AG	25,278	7,066,136

		92,457,581

Taiwan — 1.0%
ASUSTeK Computer, Inc.	197,448	1,707,940
Catcher Technology Co. Ltd.	420,600	2,080,359
Cheng Shin Rubber Industry Co. Ltd.	1,260,500	2,922,847
Chunghwa Telecom Co., Ltd.	1,705,311	5,318,229
Chunghwa Telecom Co., Ltd. — ADR	334,138	10,411,740
Compal Electronics, Inc.	923,474	916,716
Delta Electronics, Inc.	2,306,141	9,130,623
Far EasTone Telecommunications Co., Ltd.	2,810,000	4,205,433
Formosa Chemicals & Fibre Corp.	698,000	2,646,639
HTC Corp.	533,977	20,857,034
HON HAI Precision Industry Co., Ltd.	1,049,513	3,672,229
MediaTek, Inc.	347,341	3,990,748
Nan Ya Plastics Corp.	884,000	2,602,066
Taiwan Semiconductor Manufacturing Co., Ltd.	4,835,115	11,586,209
Yulon Motor Co. Ltd.	2,326,000	4,291,444

		86,340,256

Thailand — 0.3%
Hana Microelectronics PCL	1,852,938	1,470,343
PTT Chemical Inc. — ADR	3,400	16,637
PTT Chemical PCL	2,231,879	10,921,411
PTT Public Company THB10	572,092	6,696,002
Siam Commercial Bank PCL	1,977,868	6,931,857

		26,036,250

Turkey — 0.3%
BIM Birlesik Magazalar AS	154,900	5,213,942
Tupras Turkiye Petrol Rafinerileri AS	191,415	5,616,134
Turk Telekomunikasyon AS	1,030,958	5,173,989
Turkcell Iletisim Hizmet AS	466,517	2,777,198
Turkiye Garanti Bankasi AS	1,390,762	6,489,117

		25,270,380

United Kingdom — 2.7%
Amlin Plc	264,700	1,621,027
Anglo American Plc	240,000	12,332,420
Antofagasta Plc	593,700	12,942,003
AstraZeneca Group Plc — ADR	17,000	784,040
BG Group Plc	1,229,800	30,530,331
BP Plc	1,551,868	11,401,700
BP Plc — ADR	319,200	14,089,488
BT Group Plc	3,324,200	9,877,545
British American Tobacco Plc	122,083	4,895,231
Diageo Plc — ADR	245,869	18,740,135
Ensco Plc — ADR	13,700	792,408
GlaxoSmithKline Plc — ADR	27,700	1,063,957
Guinness Peat Group Plc (b)	6,239,561	3,760,139
HSBC Holdings Plc	1,872,174	19,337,866
International Power Plc	1,887,600	9,323,799
Lloyds TSB Group Plc (b)	7,272,658	6,757,768
National Grid Plc	1,618,900	15,400,812
Petropavlovsk Plc	98,457	1,575,706
Prudential Plc	130,300	1,475,604
Royal Dutch Shell Plc — ADR	127,774	9,309,614
Scottish & Southern Energy Plc	481,300	9,737,781
Shire Pharmaceuticals Plc — ADR	4,300	374,530
Standard Chartered Plc	174,325	4,521,792
Unilever Plc	117,591	3,582,374
Unilever Plc — ADR	73,400	2,247,508
Vodafone Group Plc	4,772,118	13,599,615
Vodafone Group Plc — ADR	352,580	10,136,675

		230,211,868

United States — 32.5%
3M Co.	136,386	12,752,091
ACE Ltd.	321,399	20,794,515
The AES Corp. (b)	391,900	5,094,700
AT&T Inc.	1,687,194	51,628,136
Abbott Laboratories	348,562	17,096,966
AboveNet, Inc.	232	15,048
Accenture Plc	19,391	1,065,923
Activision Blizzard, Inc.	777,500	8,529,175
Adobe Systems, Inc. (b)	85,600	2,838,496
Advance Auto Parts, Inc.	16,255	1,066,653
Advanced Micro Devices, Inc. (b)(c)	868,377	7,468,042
Aetna, Inc.	416,648	15,595,135
Agilent Technologies, Inc. (b)	202,110	9,050,486
Albemarle Corp.	17,700	1,057,929
Alcoa, Inc.	485,900	8,576,135
Allergan, Inc.	46,200	3,281,124
Alliance Resource Partners LP	64,459	5,248,896
The Allstate Corp.	88,011	2,796,990
Altera Corp.	27,800	1,223,756
Altria Group, Inc.	336,477	8,758,496
Amdocs Ltd. (b)	35,116	1,013,097
American Electric Power Co., Inc.	183,006	6,430,831
American Tower Corp., Class A (b)	167,658	8,688,038
American Water Works Co., Inc.	168,954	4,739,160
Ameriprise Financial, Inc.	17,600	1,075,008
AmerisourceBergen Corp.	173,446	6,861,524
Amgen, Inc. (b)	166,504	8,899,639
Anadarko Petroleum Corp.	165,691	13,573,407
Analog Devices, Inc.	26,400	1,039,632
Apache Corp.	158,954	20,810,258
Apple, Inc. (b)(c)	259,022	90,256,216
Arch Capital Group Ltd. (b)	51,237	5,082,198
Arrow Electronics, Inc. (b)	24,700	1,034,436
Autodesk, Inc. (b)	25,500	1,124,805
Autoliv, Inc.	12,400	920,452
Axis Capital Holdings Ltd.	26,199	914,869
BMC Software, Inc. (b)	25,109	1,248,922
Ball Corp.	28,800	1,032,480
Bank of America Corp.	2,314,631	30,854,031
The Bank of New York Mellon Corp.	627,282	18,736,913
Becton Dickinson & Co.	13,000	1,035,060
Biogen Idec, Inc. (b)	15,399	1,130,133
Boeing Co.	242,019	17,892,465
BorgWarner, Inc. (b)	52,900	4,215,601

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Bristol-Myers Squibb Co.	1,874,117	$49,532,912
Broadcom Corp., Class A	77,426	3,049,036
CA, Inc.	665,539	16,092,733
CMS Energy Corp.	214,423	4,211,268
CNA Financial Corp.	23,300	688,515
CVS Caremark Corp.	344,117	11,810,095
Capital One Financial Corp.	52,000	2,701,920
Cardinal Health, Inc.	25,272	1,039,437
Celgene Corp. (b)	78,200	4,498,846
CenturyLink, Inc.	103,986	4,320,618
Cephalon, Inc. (b)(c)	114,900	8,707,122
Charter Communications, Inc. (b)	28,700	1,453,081
Chevron Corp.	578,889	62,190,045
Chubb Corp.	144,223	8,842,312
Cigna Corp.	162,684	7,203,648
Cimarex Energy Co.	11,300	1,302,212
Cisco Systems, Inc. (c)	1,672,428	28,682,140
Citigroup, Inc. (b)	6,920,566	30,588,902
Coach, Inc.	18,700	973,148
The Coca-Cola Co.	101,405	6,728,222
Coca-Cola Enterprises Inc.	38,400	1,048,320
Cognizant Technology Solutions Corp. (b)	39,403	3,207,404
Colgate-Palmolive Co.	163,446	13,199,899
Comcast Corp., Class A	1,025,711	25,355,576
Complete Production Services, Inc. (b)	176,991	5,630,084
Computer Sciences Corp.	34,283	1,670,611
Comverse Technology, Inc. (b)	451,880	3,393,619
ConAgra Foods, Inc.	99,971	2,374,311
ConocoPhillips	442,158	35,310,738
Consol Energy, Inc.	633,223	33,959,749
Constellation Brands, Inc., Class A (b)	73,769	1,496,035
Corning, Inc. (c)	1,000,757	20,645,617
Covidien Plc	105,599	5,484,812
Crown Holdings, Inc. (b)	111,469	4,300,474
DISH Network Corp. (b)	110,869	2,700,769
Darden Restaurants, Inc.	11,500	564,995
DaVita, Inc. (b)	102,879	8,797,183
Dell, Inc. (b)(c)	684,440	9,931,224
Devon Energy Corp.	211,593	19,417,890
Dominion Resources, Inc.	74,700	3,339,090
The Dow Chemical Co.	387,169	14,615,630
Dr. Pepper Snapple Group, Inc.	70,174	2,607,666
E.I. du Pont de Nemours & Co.	267,081	14,681,443
EMC Corp. (b)	445,531	11,828,848
EOG Resources, Inc. (c)	122,000	14,458,220
Eastman Chemical Co.	12,400	1,231,568
Eaton Corp.	18,660	1,034,510
eBay, Inc. (b)	196,187	6,089,644
Edison International	25,600	936,704
El Paso Corp.	2,052,107	36,937,921
Electronic Arts, Inc. (b)	365,142	7,131,223
Eli Lilly & Co.	164,080	5,770,694
Endo Pharmaceuticals Holdings, Inc. (b)	34,122	1,302,096
Endurance Specialty Holdings Ltd.	149,464	7,296,832
Energizer Holdings, Inc. (b)	8,900	633,324
Entergy Corp.	91,131	6,124,915
Exelon Corp.	132,915	5,481,415
Expedia, Inc.	26,251	594,848
Exxon Mobil Corp.	1,276,733	107,411,547
FMC Corp.	281,753	23,929,282
Fidelity National Information Services, Inc.	20,190	660,011
Fidelity National Title Group, Inc., Class A	640,505	9,050,336
Ford Motor Co. (b)	628,500	9,370,935
Forest Laboratories, Inc. (b)	49,995	1,614,838
Freeport-McMoRan Copper & Gold, Inc., Class B	234,408	13,021,364
General Communication, Inc., Class A (b)	44,236	483,942
General Electric Co.	2,838,589	56,913,711
General Mills, Inc. (c)	310,424	11,345,997
General Motors Co. (b)	477,400	14,813,722
Gilead Sciences, Inc. (b)	239,785	10,176,475
Global Industries Ltd. (b)	819,658	8,024,452
The Goldman Sachs Group, Inc.	137,046	21,717,680
Google, Inc., Class A (b)(c)	52,949	31,039,233
H.J. Heinz Co.	72,075	3,518,701
Halliburton Co.	369,017	18,391,807
Harris Corp.	17,748	880,301
HealthSouth Corp. (b)	197,925	4,944,166
Hess Corp.	148,985	12,695,012
Hewlett-Packard Co.	657,589	26,941,421
Hologic, Inc. (b)	720,301	15,990,682
Humana, Inc. (b)	150,044	10,494,077
Huntington Ingalls Industries, Inc. (b)	20,800	863,210
Ingersoll-Rand Plc	13,100	632,861
Intel Corp.	926,979	18,697,166
International Business Machines Corp.	379,293	61,851,309
International Game Technology	317,465	5,152,457
International Paper Co.	95,847	2,892,662
Intuit, Inc. (b)	21,823	1,158,801
JPMorgan Chase & Co.	1,033,574	47,647,761
Johnson & Johnson	802,292	47,535,801
KBR, Inc.	210,908	7,965,995
KLA-Tencor Corp.	22,700	1,075,299
Kimberly-Clark Corp.	7,100	463,417
Kraft Foods, Inc. (c)	499,515	15,664,790
L-3 Communications Holdings, Inc.	12,500	978,875
Lam Research Corp. (b)	19,200	1,087,872
Leucadia National Corp.	28,900	1,084,906
Lexmark International, Inc., Class A (b)	63,574	2,354,781
Liberty Global, Inc. (b)	27,000	1,118,070
Life Technologies Corp. (b)	137,754	7,221,065
Limited Brands, Inc.	35,618	1,171,120
Lincoln National Corp.	24,500	735,980
Lockheed Martin Corp.	161,441	12,979,856
Lorillard, Inc.	38,983	3,703,775
Lubrizol Corp.	9,743	1,305,172
Macy’s, Inc.	29,800	722,948
Marathon Oil Corp.	279,032	14,875,196
Marco Polo Investment Holdings Ltd. (b)	263	—
Marvell Technology Group Ltd. (b)(c)	266,500	4,144,075
Mattel, Inc.	263,568	6,570,750
McDermott International, Inc. (b)	447,444	11,360,603
McDonald’s Corp.	113,165	8,610,725

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
The McGraw-Hill Cos., Inc.	27,600	$1,087,440
McKesson Corp.	130,169	10,289,859
Mead Johnson Nutrition Co.	237,456	13,755,826
MeadWestvaco Corp.	35,385	1,073,227
Medco Health Solutions, Inc. (b)	219,631	12,334,477
Medtronic, Inc.	435,667	17,143,496
Merck & Co, Inc.	877,110	28,953,401
MetLife, Inc.	74,783	3,345,044
MetroPCS Communications, Inc. (b)	198,400	3,222,016
Mettler-Toledo International, Inc. (b)	30,236	5,200,592
Micron Technology, Inc. (b)	74,100	849,186
Microsoft Corp.	2,807,767	71,204,971
Molson Coors Brewing Co., Class B	21,200	994,068
Morgan Stanley	430,121	11,750,906
Motorola Soultions, Inc. (b)	114,877	5,133,853
Mylan, Inc. (b)	474,378	10,754,149
NCB Holdings Ltd. (b)	2,150	—
NII Holdings, Inc. (b)	19,400	808,398
NRG Energy, Inc. (b)	80,851	1,741,531
National Oilwell Varco, Inc.	267,770	21,226,128
National Semiconductor Corp.	31,400	450,276
Newmont Mining Corp.	441,489	24,096,470
News Corp., Class A	394,537	6,928,070
NextEra Energy, Inc.	235,669	12,990,075
Northern Trust Corp.	97,873	4,967,055
Northrop Grumman Corp.	124,802	7,826,333
Occidental Petroleum Corp.	338,893	35,410,930
Oceaneering International, Inc. (b)	12,300	1,100,235
Oracle Corp.	882,338	29,443,619
PG&E Corp.	100,318	4,432,049
PPG Industries, Inc.	11,800	1,123,478
PPL Corp.	339,280	8,583,784
Pall Corp.	38,203	2,200,875
Parker Hannifin Corp.	11,448	1,083,897
PartnerRe Ltd.	29,532	2,340,116
PerkinElmer, Inc.	135,143	3,550,207
Perrigo Co.	92,400	7,347,648
Pfizer, Inc.	2,221,825	45,125,266
PharMerica Corp. (b)	2,658	30,408
Philip Morris International, Inc.	209,993	13,781,841
Pitney Bowes, Inc.	21,175	543,986
Platinum Underwriters Holdings Ltd.	62,854	2,394,109
Polo Ralph Lauren Corp.	8,955	1,107,286
Polycom, Inc. (b)	190,691	9,887,328
Praxair, Inc.	47,625	4,838,700
Precision Castparts Corp.	57,023	8,392,645
Pride International, Inc. (b)	13,839	594,385
Principal Financial Group, Inc.	80,609	2,588,355
The Procter & Gamble Co.	460,313	28,355,281
The Progressive Corp.	188,803	3,989,407
Pulte Group, Inc. (b)	562,100	4,159,540
QUALCOMM, Inc.	699,308	38,343,058
Quicksilver Resources, Inc. (b)(c)	689,470	9,866,316
Qwest Communications International, Inc.	1,603,920	10,954,774
R.R. Donnelley & Sons Co.	29,966	566,957
Raytheon Co.	117,682	5,986,483
RenaissanceRe Holdings Ltd.	63,167	4,357,891
Ross Stores, Inc.	10,533	749,107
Ryder System, Inc.	13,245	670,197
SM Energy Co. (c)	189,308	14,044,761
Safeway, Inc.	22,051	519,081
SanDisk Corp. (b)(c)	167,839	7,735,700
Sara Lee Corp. (c)	732,062	12,935,536
Schlumberger Ltd.	397,140	37,037,276
Seagate Technology (b)	29,982	431,741
Sempra Energy	46,900	2,509,150
Simon Property Group, Inc.	47,872	5,129,964
The Southern Co.	228,038	8,690,528
Southwest Airlines Co.	53,800	679,494
Spirit Aerosystems Holdings, Inc., Class A (b)	412,836	10,597,500
The St. Joe Co. (b)	1,178,784	29,552,115
State Street Corp.	189,562	8,518,916
Stryker Corp.	9,300	565,440
SunTrust Banks, Inc.	94,000	2,710,960
Symantec Corp. (b)(c)	475,129	8,808,892
TRW Automotive Holdings Corp. (b)	18,700	1,029,996
Teradata Corp. (b)	30,357	1,539,100
Texas Instruments, Inc.	425,240	14,696,294
Thermo Fisher Scientific, Inc. (b)	169,281	9,403,560
Time Warner Cable, Inc.	51,743	3,691,346
Time Warner, Inc.	103,563	3,697,199
Torchmark Corp.	16,100	1,070,328
Transatlantic Holdings, Inc.	37,993	1,849,119
The Travelers Cos., Inc.	296,779	17,652,415
U.S. Bancorp	698,411	18,459,003
Union Pacific Corp.	341,577	33,587,266
United Technologies Corp. (c)	196,751	16,654,972
UnitedHealth Group, Inc.	264,708	11,964,802
Unum Group	23,088	606,060
Valero Energy Corp.	277,751	8,282,535
Validus Holdings Ltd.	94,601	3,153,051
VeriSign, Inc.	30,632	1,109,185
Verizon Communications, Inc.	844,657	32,553,081
Viacom, Inc., Class B	256,692	11,941,312
Visa, Inc., Class A (c)	83,200	6,125,184
Wal-Mart Stores, Inc.	498,265	25,934,693
Walt Disney Co.	218,500	9,415,165
Waters Corp. (b)	85,326	7,414,829
WellPoint, Inc.	290,841	20,297,793
Wells Fargo & Co.	1,378,455	43,697,023
Western Digital Corp. (b)	50,332	1,876,880
The Western Union Co.	48,200	1,001,114
Whiting Petroleum Corp. (b)	72,200	5,303,090
Williams Cos., Inc.	29,501	919,841
Windstream Corp.	92,391	1,189,072
Wisconsin Energy Corp.	76,562	2,335,141
Wyndham Worldwide Corp.	23,100	734,811
XL Group Plc	894,487	22,004,380
Xerox Corp.	941,193	10,023,705

		2,806,514,374

Total Common Stocks — 62.5%		5,403,956,608

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

United States - 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB, 0.00%, 12/15/17	USD	300	$165,000

Total Asset-Backed Securities — 0.0%			165,000

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (a)		1,027	1,057,810

Brazil — 0.2%
CSN Islands XII Corp., 7.00%, (a)(d)		5,328	5,229,432
Cosan Finance Ltd., 7.00%, 2/01/17 (a)		285	309,225
Globo Comunicacao e Participacoes SA, 6.25% (a)(d)(e)		897	943,196
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21 (a)		6,208	6,541,680
Votorantim Cimentos SA, 7.25%, 4/05/41 (a)		5,437	5,404,106

			18,427,639

Canada — 0.5%
Daylight Resources Trust, 6.25%, 12/31/14 (f)	CAD	3,034	3,379,804
PetroBakken Energy Ltd., 3.13%, 2/08/16 (f)	USD	13,300	12,967,500
Sino-Forest Corp. (f):
5.00%, 8/01/13		2,000	2,727,040
5.00%, 8/01/13 (a)		12,700	17,859,375
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (a)		3,404	3,335,920
Viterra, Inc., 5.95%, 8/01/20 (a)		4,993	4,994,623

			45,264,262

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 8/18/18 (a)		8,124	7,687,254

China — 0.2%
Celestial Nutrifoods Ltd., 0.00% 6/12/11 (b)(g)(h)	SGD	11,400	1,808,806
China Milk Products Group Ltd., 45.05%, 1/05/12 (f)(g)	USD	4,800	960,000
China Petroleum & Chemical Corp., 105.09%, 4/24/14 (f)(g)	HKD	76,230	11,319,031

			14,087,837

Europe — 0.1%
European Investment Bank:
4.38%, 4/15/13	EUR	5,050	7,472,561
Series 1158/0100, 3.63%, 10/15/11		1,952	2,799,539

			10,272,100

Germany — 0.2%
Fresenius Finance Jersey Ltd., 5.63%, 8/14/11 (f)		7,350	13,254,889

Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (b)(f)(h)	CNY	13,100	380,087
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (f)	USD	1,600	2,896,800
Hutchison Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		1,710	1,886,869
(09), 7.63%, 4/09/19		1,600	1,914,856
(09), 7.63%, 4/09/19 (a)		3,775	4,517,863
(09/16), 4.63%, 9/11/15		5,567	5,897,346
(09/16), 4.63%, 9/11/15 (a)		6,900	7,308,825

			24,802,646

India — 0.7%
REI Agro Ltd. (f):
5.50%, 11/13/14		1,450	1,569,625
5.50%, 11/13/14 (a)		6,845	7,409,712
Reliance Communications Ltd. (f)(g):
191.90%, 5/10/11		6,300	7,868,070
25.73%, 3/01/12		19,800	23,314,520
Suzlon Energy Ltd. (f)(g):
38.96%, 6/12/12		4,325	4,919,683
27.25%, 10/11/12		5,825	6,334,682
7.92%, 7/25/14		6,225	5,275,694
Tata Steel Ltd., 1.00%, 9/05/12 (f)		4,300	5,203,000

			61,894,986

Indonesia — 0.0%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (a)		3,406	3,844,693

Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (a)		1,039	1,111,730

Japan — 0.0%
The Mie Bank Ltd., 1.00%, 10/31/11 (f)	JPY	17,000	203,865
Nagoya Railroad Co. Ltd., 0.00% 3/30/12 (f)(g)		14,000	167,056

			370,921

Luxembourg — 0.4%
Evraz Group SA:
8.88%, 4/24/13	USD	1,000	1,098,750
8.88%, 4/24/13 (a)		1,350	1,483,245
8.25%, 11/10/15		1,385	1,552,931
9.50%, 4/24/18 (a)		3,360	3,937,920
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,522,201
Intelsat Jackson Holdings SA, 7.25%, 4/01/21 (a)(i)	USD	6,021	6,036,053
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (f)		1,800	2,214,000
TNK-BP Finance SA:
7.50%, 7/18/16 (a)		1,679	1,880,480
6.63%, 3/20/17 (a)		7,850	8,399,500
Series 2, 7.50%, 7/18/16		1,015	1,138,069

			31,263,149

Malaysia — 0.3%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	13,080	4,458,968

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Malaysia (concluded)
IOI Capital Bhd, Series IOI, 4.29%, 12/18/11 (f)(g)	USD	6,586	$9,322,483
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	22,247	9,273,409
Paka Capital Ltd., 4.26%, 3/12/13 (f)(g)	USD	3,600	3,632,760

			26,687,620

Mexico — 0.3%
BBVA Bancomer SA (a):
7.25%, 4/22/20		5,351	5,402,204
6.50%, 3/10/21		7,847	7,754,107
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		5,138	5,153,995
Petroleos Mexicanos, 6.00%, 3/05/20		8,490	9,012,135

			27,322,441

Norway — 0.1%
Subsea 7, Inc., 2.80%, 6/06/11 (f)		5,300	5,615,350

Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	10,750	8,470,088
3.13%, 3/05/18		27,000	22,184,061
2.95%, 6/20/22		27,000	20,054,542
Keppel Land Ltd., 2.50%, 6/23/13 (f)		4,800	3,998,413
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	10,800	13,897,429
Wilmar International Ltd., 12.37%, 12/18/12 (f)(g)		5,700	7,338,750
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (f)	SGD	10,500	8,558,412
9.50%, 5/04/17 (a)	USD	4,820	4,777,584
Ying Li International Real Estate Ltd., 4.00%, 3/03/15	SGD	10,750	7,334,391

			96,613,670

South Korea — 0.6%
Hana Bank, 4.50%, 10/30/15 (a)	USD	2,182	2,247,218
Hyundai Capital Services Inc, 4.38%, 7/27/16 (a)		1,783	1,792,473
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (a)		2,226	2,281,071
Korea Development Bank:
4.38%, 8/10/15		8,357	8,676,187
4.00%, 9/09/16		8,704	8,796,550
Korea Electric Power Corp.:
5.13%, 4/23/34		5,723	6,058,809
7.83%, 4/01/96 (j)		4,406	3,057,028
Zeus Cayman, 329.00% 8/19/13 (f)(g)	JPY	1,302,000	15,809,329

			48,718,665

Spain — 0.1%
Telvent GIT SA, 5.50%, 4/15/15 (a)(f)	USD	5,568	6,472,800

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (k)	TRY	1,397	931,448

Switzerland — 0.2%
UBS AG, 4.88%, 8/04/20	USD	18,960	19,117,178

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (a)		1,583	1,919,387

United Arab Emirates — 0.5%
Abu Dhabi National Energy Co., 6.50%, 10/27/36		817	782,277
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		3,100	3,092,250
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		37,490	33,970,814
Pyrus Ltd., 7.50%, 12/20/15 (a)(f)		7,200	7,308,000

			45,153,341

United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (f)		1,000	1,937,500
BP Capital Markets Plc, 3.13%, 10/01/15		2,883	2,899,119
Essar Energy Invest Ltd., 4.25%, 2/01/16 (f)		700	674,116
Essar Energy Plc, 4.25%, 2/01/16		8,100	7,857,000
Lloyds TSB Bank Plc, 13.00% (d)	GBP	6,858	14,082,045
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	2,600	2,815,798

			30,265,578

United States — 3.2%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (f)		18,059	18,623,344
8.13%, 12/15/17		1,965	2,043,600
Alberto-Culver Co., 5.15%, 6/01/20		1,172	1,210,800
Ally Financial, Inc., 4.50%, 2/11/14		13,536	13,536,000
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (f)		8,557	7,359,020
Building Materials Corp. of America, 6.88%, 8/15/18 (a)		1,505	1,538,862
CF Industries, Inc., 7.13%, 5/01/20		3,365	3,819,275
Calpine Corp. (a):
7.88%, 7/31/20		2,386	2,535,125
7.50%, 2/15/21		1,024	1,059,840
Chesapeake Energy Corp., 2.50%, 5/15/37 (f)		9,227	10,022,829
Consol Energy, Inc., 8.00%, 4/01/17		10,225	11,196,375
Cott Beverages, Inc., 8.13%, 9/01/18		1,002	1,069,635
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	309,844
DJO Finance LLC, 9.75%, 10/15/17 (a)		1,031	1,082,550
DaVita, Inc.:
6.38%, 11/01/18		2,321	2,344,210
6.63%, 11/01/20		2,063	2,088,787
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,465	2,668,180
8.00%, 12/15/16		2,187	2,482,643

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

United States (continued)
Ford Motor Credit Co. LLC (concluded) :
6.63%, 8/15/17	USD	2,019	$2,154,780
5.75%, 2/01/21		10,829	10,693,616
GCI, Inc., 7.25%, 2/15/14		2,775	2,802,750
Gilead Sciences, Inc. (f):
0.50%, 5/01/11		2,410	2,626,900
0.63%, 5/01/13		9,541	11,628,094
1.63%, 5/01/16 (a)		1,996	2,310,370
Grifols, Inc., 8.25%, 2/01/18 (a)		537	551,096
HSBC Finance Corp., 6.68%, 1/15/21 (a)		1,475	1,531,028
The Hertz Corp., 7.50%, 10/15/18 (a)		1,259	1,303,065
Hologic, Inc., 1.75%, 12/15/37 (e)(f)		15,692	19,085,395
Intel Corp. (f):
2.95%, 12/15/35		8,069	8,300,984
3.25%, 8/01/39		16,645	19,578,681
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		2,574	2,581,722
8.88%, 1/15/15		564	582,330
Interline Brands, Inc., 7.00%, 11/15/18		402	412,050
Kinetic Concepts, Inc., 3.25%, 4/15/15 (a)(f)		1,220	1,517,375
Kraft Foods, Inc., 4.13%, 2/09/16		5,138	5,330,829
Linn Energy LLC, 7.75%, 2/01/21 (a)		4,538	4,844,315
McMoRan Exploration Co. (f):
5.25%, 10/06/11		1,965	2,274,487
5.25%, 10/06/11 (a)		325	376,187
Mylan, Inc., 1.25%, 3/15/12 (f)		11,962	13,173,152
NRG Energy, Inc., 8.25%, 9/01/20 (a)		1,458	1,516,320
Omnicare, Inc., 3.75%, 12/15/25 (f)		8,026	10,303,082
Phibro Animal Health Corp., 9.25%, 7/01/18 (a)		694	740,845
Pinafore LLC, 9.00%, 10/01/18 (a)		1,027	1,114,295
Reliance Holdings USA, Inc. (a):
4.50%, 10/19/20		4,124	3,885,266
6.25%, 10/19/40		2,618	2,476,788
SBA Communications Corp. (f):
1.88%, 5/01/13		3,676	4,190,640
4.00%, 10/01/14		3,694	5,393,240
SM Energy Co., 3.50%, 4/01/27 (f)		4,372	6,257,425
SanDisk Corp., 1.00%, 5/15/13 (f)		16,216	15,911,950
SonoSite, Inc., 3.75%, 7/15/14 (f)		2,333	2,604,211
SunGard Data Systems, Inc., 7.38%, 11/15/18 (a)		3,420	3,496,950
Texas Industries, Inc., 9.25%, 8/15/20		3,951	4,267,080
Thermo Fisher Scientific, Inc., 3.20%, 5/01/15		2,476	2,534,855
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		1,509	1,486,365
Valeant Pharmaceuticals International (a) (concluded):
7.00%, 10/01/20		2,536	2,459,920

			267,289,357

Total Corporate Bonds — 9.4%			809,446,751

Floating Rate Loan Interests

Indonesia — 0.1%
PT Multi Daerah Bersaing, Term Loan, 7.30%, 4/13/12		4,613	4,659,059

Spain — 0.1%
Globalspace Energy Investments SA, Term Loan B, 8.30%, 12/01/15		6,832	6,832,000

United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		18,233	18,597,994

Total Floating Rate Loan Interests — 0.4%			30,089,053

Foreign Agency Obligations

Australian Government Bonds, 5.75%, 6/15/11	AUD	20,218	20,953,680
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	17,472	21,626,301
Series F, 10.00%, 1/01/17		105,226	57,160,667
Series F, 10.00%, 1/01/21		89,721	46,532,304
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	36,863	55,409,668
4.25%, 7/04/17		23,925	36,402,353
3.50%, 7/04/19		22,628	32,711,680
Series 07, 4.00%, 1/04/18		8,400	12,603,268
Series 08, 4.25%, 7/04/18		5,600	8,524,636
Canadian Government Bond:
4.00%, 6/01/16	CAD	8,512	9,310,258
3.50%, 6/01/20		10,961	11,455,065
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	5,622	8,387,916
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	12,575	12,904,390
Federal Republic of Germany:
1.50%, 9/21/12		1,815	1,841,744
1.50%, 9/21/12 (a)		19,166	19,448,411
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	47,750	6,535,769
2.03%, 3/18/13		151,750	19,993,883
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (f)	EUR	13,500	19,874,521

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value

Magyar Nemzeti Vagonkezel Zrt, 4.40%, 9/25/14 (f)	EUR	300	$410,279
Malaysia Government Bond:
3.76%, 4/28/11	MYR	31,107	10,283,340
Series 0108, 3.46%, 7/31/13		34,471	11,432,831
Netherlands Government Bond, 3.75%, 7/15/14	EUR	4,300	6,366,357
New Zealand Government Bond, Series 216, 4.50%, 2/14/16	NZD	1,175	1,393,612
Poland Government Bond, 3.00%, 8/24/16	PLN	30,556	10,958,495
Turkey Government Bond:
10.00%, 1/09/13	TRY	3,842	2,531,806
10.50%, 1/15/20		30,077	20,823,363
4.00%, 4/01/20		7,265	5,244,192
Ukraine Government International Bond (a):
6.88%, 9/23/15	USD	1,517	1,570,095
7.75%, 9/23/20		3,673	3,787,781
United Kingdom Gilt:
9.00%, 7/12/11	GBP	25,853	42,454,756
4.75%, 3/07/20		47,715	83,233,817
Vietnam Government International Bond, 6.75%, 1/29/20	USD	3,450	3,579,375

Total Foreign Agency Obligations — 7.0%			605,746,613

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.01% (a)(k)		20,359,049	19,262,557

Total Non-Agency Mortgage-Backed Securities — 0.2%			19,262,557

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed Bonds, 2.38%, 1/15/27 (c)		12,527	13,948,914
U.S. Treasury Notes:
2.13%, 11/30/14		29,776	30,318,012
2.63%, 12/31/14 (l)		63,471	65,711,874
2.25%, 1/31/15		51,215	52,271,309
2.38%, 2/28/15		60,174	61,641,042
2.50%, 3/31/15		61,561	63,316,720
2.63%, 2/29/16		15,660	15,978,086
3.50%, 5/15/20		141,337	143,248,282
2.63%, 8/15/20		103,427	97,027,361
2.63%, 11/15/20		32,368	30,203,483

Total U.S. Treasury Obligations — 6.6%			573,665,083

Total Fixed Income Securities — 23.6%			2,038,375,057

Investment Companies		Shares	Value

South Korea — 0.1%
iShares MSCI South Korea Index Fund (m)	USD	71,000	4,568,850

United States — 3.8%
Consumer Staples Select Sector SPDR Fund		248,162	7,429,970
ETFS Gold Trust (b)		223,340	31,870,618
ETFS Palladium Trust (b)		76,260	5,798,048
ETFS Platinum Trust (b)		64,373	11,314,199
Energy Select Sector SPDR Fund		586,922	46,842,245
Financial Select Sector SPDR Fund		737,644	12,104,738
Health Care Select Sector SPDR Fund		232,514	7,703,189
iShares Dow Jones U.S. Telecommunications Sector Index Fund (m)		122,203	2,910,875
iShares Gold Trust (b)(m)		1,961,315	27,478,023
iShares Silver Trust (b)(m)		642,551	23,639,451
SPDR Gold Trust (b)(c)		886,738	123,983,707
SPDR KBW Regional Banking ETF		149,736	3,982,978
Technology Select Sector SPDR Fund		372,000	9,698,040
Utilities Select Sector SPDR Fund		303,100	9,668,890
Vanguard Telecommunication Services ETF		4,200	287,994

			324,712,965

Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (b)		380,361	707,471
Vinaland Ltd. (b)		2,340,400	2,188,274

			2,895,745

Total Investment Companies — 3.9%			332,177,560

Preferred Securities

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (f)		202,225	5,751,279

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		217,500	5,933,400

United States — 0.5%
Bunge Ltd., 4.88% (f)		17,997	1,887,885
Chesapeake Energy Corp., 5.75% (a)(f)		16,140	21,789,000
General Motors Co., 4.75%		243,500	11,736,700
Health Care Reit Inc., 6.50% (b)(f)		109,000	5,678,900
SandRidge Energy, Inc., 7.00% (a)(b)(f)		37,500	6,960,938
XL Group Plc, 10.75% (f)		57,583	1,937,092

			49,990,515

Total Preferred Stocks — 0.7%			61,675,194

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Trust Preferreds		Shares	Value

United States — 0.2%
Citigroup Capital XIII, 7.88% (k)	USD	141,714	$3,835,257
GMAC Capital Trust I, Series 2, 8.13% (f)(k)		437,000	11,072,158
Omnicare Capital Trust II, Series B, 4.00% (f)		65,500	2,947,500

Total Trust Preferreds — 0.2%			17,854,915

Total Preferred Securities — 0.9%			79,530,109

Warrants (n)

Canada — 0.0%
Kinross Gold Corp.		37,568	55,412

United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		295,847	2,269,147
Citigroup Inc. (Expires 10/28/18)		292,000	55,480
Ford Motor Co. (Expires 1/01/13)		560,613	3,576,711

			5,901,338

Total Warrants — 0.1%			5,956,750

Total Long-Term Investments (Cost — $6,723,897,358) — 91.0%			7,859,996,084

		Par
Short-Term Securities		(000)

Foreign Government Obligations — 0.6%
Mexican Cetes (o):
5.89%, 8/11/11	MXN	337,029	27,872,526
4.47%, 9/08/11		133,847	11,032,868
4.63%, 9/22/11		200,549	16,493,737

			55,399,131

Shares

Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class 0.14%, (m)(p)	1,181,788	1,181,788

		Par
		(000)

Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co., 3.60%, 4/01/11	AUD	533	551,440

Canada — 0.0%
Brown Brothers Harriman & Co., 0.26%, 4/01/11	CAD	49	50,328

Europe— 0.0%
Citibank N.A., 0.11%, 4/01/11	EUR	77	109,859

Japan— 0.0%
Citibank N.A., 0.01%, 4/01/11	JPY	213	341,444
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/11	GBP	26	313,230

Total Time Deposits — 0.0%			1,366,301

U.S. Treasury Obligations — 8.0%
U.S. Treasury Bills (o):
0.10%, 5/05/11		12,273	12,271,725
0.08%, 5/12/11		74,670	74,657,728
0.13%, 5/19/11		121,250	121,228,983
0.10%, 5/26/11		158,000	157,974,271
0.12%, 6/02/11		181,950	181,906,268
0.07%, 6/09/11		136,740	136,708,327
0.08%, 6/16/11		6,400	6,398,987

			691,146,289

Total Short-Term Securities (Cost — $748,420,755) — 8.6%			749,093,509

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD 38.00, Expires 7/16/11	1,011	68,748
Google, Inc. Class A, Strike Price USD 575.00, Expires 6/18/11	208	698,880
Quicksilver Resources, Inc., Strike Price USD 15.00, Expires 4/16/11	2,081	20,810

		788,438

Exchange-Traded Put Options — 0.0%
SPDR Gold Trust:
Strike Price USD 130.00, Expires 4/16/11	1,185	13,628
Strike Price USD 127.00, Expires 9/17/11	1,233	228,721
Strike Price USD 132.00, Expires 9/30/11	1,400	479,500
Strike Price USD 125.00, Expires 1/21/12	1,560	542,100

		1,263,949

Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price KRW 230.71, Expires 12/08/11, Broker Citibank NA	490	158,172
SPDR Gold Trust ,Strike Price USD 129.11, Expires 1/20/12, Broker JPMorgan Chase Bank NA	116,675	543,706

Total Options Purchased (Cost — $2,683,008) — 0.0%		2,754,265

Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost — $7,475,001,121) — 99.6%		8,611,843,858

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value

United States — 0.1%
DJ Euro Stoxx 50 Index:
Expires 7/07/11, Broker Credit Suisse International (q)	5,675	$76,354
Expires 8/05/11, Broker Credit Suisse International (r)	9,016	437,210
Expires 9/16/11, Broker JPMorgan Chase Bank NA (s)	4,041	1,067,186
Expires 12/16/11, Broker UBS AG (t)	4,309	(3,114)
FTSE 100 Index, Expires 6/17/11, Broker Goldman Sachs Bank USA (u)	2,142	1,732,025
MSCI EAFE Index, Expires 12/16/11, Broker Goldman Sachs Bank USA (v)	4,171	370,148
MSCI EAFE Index, Expires 9/16/11, Broker JPMorgan Chase Bank NA (w)	6,391	921,100
MSCI EM Index, Expires 12/14/11, Broker JPMorgan Chase Bank NA (x)	12,003	461,797
MSCI Europe excluding UK Index:
Expires 9/01/11, Broker Deutsche Bank AG (y)	62,489	451,754
Expires 9/16/11, Broker Goldman Sachs Bank USA (z)	114,559	934,802
Expires 9/16/11, Broker Goldman Sachs Bank USA (aa)	72,901	504,476
Expires 9/16/11, Broker Goldman Sachs Bank USA (ab)	145,751	1,668,842
S&P 500 Index, Expires 3/16/12, Broker JPMorgan Chase Bank (ac)	22,532	314,330
Taiwan Taiex Index:
Expires 12/19/11, Broker Citibank NA (ad)	29,421	(97,010)
Expires 12/21/11, Broker Citibank NA (ae)	39,760	(551,539)

Total Over-the-Counter Structured Options (Cost — $0) — 0.1%		8,288,361

Investments Sold Short	Shares

Japan — (0.1)%
Nissan Motor Co., Ltd.	487,600	(4,331,363)

Total Investments Sold Short (Proceeds — $4,078,314) — (0.1)%		(4,331,363)

Options Written	Contracts	Value

Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 10.00, Expires 1/21/12	4,926	(423,636)
Agrium, Inc., Strike Price USD 95.00, Expires 4/16/11	20	(2,400)
Apple, Inc., Strike Price USD 340.00, Expires 4/16/11	65	(79,787)
Cephalon, Inc., Strike Price USD 65.00, Expires 1/21/12	365	(459,900)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	2,441	(364,930)
Strike Price USD 20.00, Expires 1/21/12	5,304	(355,368)
Corning, Inc., Strike Price USD 20.00, Expires 5/21/11	3,002	(385,757)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	1,622	(77,856)
Strike Price USD 15.00, Expires 1/21/12	1,016	(143,256)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	410	(1,012,700)
Google, Inc. Class A, Strike Price USD 625.00, Expires 6/18/11	208	(235,040)
Marvell Technology Group Ltd., Strike Price USD 17.50, Expires 1/21/12	2,665	(333,125)
SM Energy Co.:
Strike Price USD 65.00, Expires 8/20/11	307	(376,075)
Strike Price USD 80.00, Expires 11/19/11	523	(321,645)
SanDisk Corp., Strike Price USD 46.00, Expires 10/22/11	1,077	(635,430)
Sara Lee Corp., Strike Price USD 18.00, Expires 7/16/11	7,320	(494,100)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	2,652	(623,220)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	923	(793,780)

		(7,118,005)

Exchange-Traded Put Options — 0.0%
General Mills, Inc.:
Strike Price USD 33.00, Expires 4/16/11	411	(411)
Strike Price USD 34.00, Expires 4/16/11	399	(1,995)
Strike Price USD 34.00, Expires 7/16/11	1,011	(63,693)
Google, Inc. Class A, Strike Price USD 560.00, Expires 6/18/11	208	(325,520)
Quicksilver Resources, Inc., Strike Price USD 14.00, Expires 4/16/11	2,081	(36,417)
SPDR Gold Trust:
Strike Price USD 120.00, Expires 9/30/11	2,800	(280,000)
Strike Price USD 105.00, Expires 1/21/12	1,870	(140,250)
Urban Outfitters, Inc., Strike Price USD 27.00, Expires 9/17/11	1,585	(253,600)
Visa, Inc., Strike Price USD 65.00, Expires 6/18/11	1,769	(188,399)

		(1,290,285)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options — 0.0%
Hutchison Whampoa Ltd.:
Strike Price HKD 97.60, Expires 4/07/11, Broker Citibank NA	346,000	$(9,831)
Strike Price HKD 97.50, Expires 6/29/11, Broker Citibank NA	347,000	(145,345)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Deutsche Bank AG	249,758	(164,880)

		(320,056)

Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price EUR 38.00, Expires 12/16/11, Broker JPMorgan Chase Bank NA	73,533	(111,118)
Strike Price EUR 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA	42,019	(72,045)
DJ Euro Stoxx 50 Index:
Strike Price USD 2,761.62, Expires 9/16/11, Broker JPMorgan Chase Bank NA	5,414	(775,618)
Strike Price USD 2,540.25, Expires 1/20/12, Broker JPMorgan Chase Bank NA	5,669	(749,860)
S&P 500 Index, Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA	9,047	(148,481)

		(1,857,122)

Total Options Written (Premiums Received — $10,616,381) — (0.1)%		(10,585,468)

Total Investments, Net of Structured Options, Investments Sold Short and Outstanding Options Written — 99.6%		8,605,215,388
Other Assets Less Liabilities — 0.4%		39,147,905

Net Assets — 100.0%		$8,644,363,293)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,521,512,958

Gross unrealized appreciation	$1,207,374,164
Gross unrealized depreciation	(111,622,234)

Net unrealized appreciation	$1,095,751,930

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security or a portion thereof, pledged/held as collateral for outstanding options written.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Barclays Capital	$6,036,053	$15,053

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Variable rate security. Rate shown is as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/
	Beneficial			Shares/
	Interest Held			Beneficial
	at		Shares/Beneficial	Interest Held	Value at
	December 31,	Shares	Interest	at March 31,	March 31,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,860,795	—	(1,679,007)[1]	1,181,788	$1,181,788	—	—
BlackRock Liquidity Series, LLC Money Market Series	$409,500	—	$(409,500)[1]	—	—	—	$2,944
iShares Dow Jones U.S. Telecommunication Sector Index Fund	122,203	—	—	122,203	$2,910,875	—	$20,016
iShares MSCI Brazil (Free) Index	79,400	—	(79,400)	—	—	$850,345	$15,752
iShares MSCI South Korea Index Fund	71,000	—	—	71,000	$4,568,850	—	—
iShares Gold Trust	—	1,961,315	—	1,961,315	$27,478,023	—	—
iShares Silver Trust	604,651	37,900	—	642,551	$23,639,451	—	—

[1]	Represents net shares/ beneficial interest sold.
(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(p)	Represents the current yield as of report date.

(q)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,803.75. Each unit contains (a) one written put on the index at a strike price of 2,523.375 and (b) one call option on the index with a strike of 2,943.9375. The Fund holds 5,675 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $76,354 based on a price of $13.4544 per unit. The option expires on July 7, 2011.

(r)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 9,016 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $437,210 based on a price of $48.4927 per unit. The option expires on August 5, 2011.

(s)	JP Morgan Chase DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) one call option on the index with a strike of 2,622.91. The Fund holds 4,041 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $1,067,186 based on a price of $264.0896 per unit. The option expires on September 16, 2011.

(t)	UBS DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,901.28. Each unit contains (a) one written put on the index at a strike price of 2,437.08 and (b) one call option on the index with a strike of 3,069.55. The Fund holds 4,309 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was ($3,114) based on a price of $(0.7227) per unit. The option expires on December 16, 2011.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(u)	Goldman Sachs FTSE 100 Structured Option is issued in units. Each unit represents a structure based on the FTSE 100 Index, with an initial reference strike of 5,067.00. Each unit contains (a) one written put on the index at a strike price of 4,692.042 and (b) one call option on the index with a strike of 5,067.000. The Fund holds 2,142 units of the structure. On March 31, 2011, the FTSE 100 Index was 5,908.76. At this time, the value of the structured option was $1,732,025 based on a price of $808.6018 per unit. The option expires on June 17, 2011.

(v)	Goldman Sachs MSCI EAFE Structured Option is issued in units. Each unit represents a structure based on the MSCI EAFE Index, with an initial reference strike of 1,621.56. Each unit contains (a) one written put on the index at a strike price of 1,621.56 and (b) 1.275 call options on the index with a strike of 1,621.56. The Fund holds 4,171 units of the structure. On March 31, 2011, the MSCI EAFE Index was 1,702.08. At this time, the value of the structured option was $370,148 based on a price of $88.743 per unit. The option expires on December 16, 2011.

(w)	JP Morgan Chase MSCI EAFE Structured Option is issued in units. Each unit represents a structure based on the MSCI EAFE Index, with an initial reference strike of 1,564.68. Each unit contains (a) one written put on the index at a strike price of 1,564.68 and (b) 1.22 call options on the index with a strike of 1,564.68. The Fund holds 6,391 units of the structure. On March 31, 2011, the MSCI EAFE Index was 1,702.08. At this time, the value of the structured option was $921,100 based on a price of $144.12455 per unit. The option expires on September 16, 2011.

(x)	JP Morgan Chase MSCI EM Index Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe EM Index. Each unit contains (a) one written put on the index at a strike price of 1.128.89 and (b) one call option on the index with a strike of 1,128.89. The Fund holds 12,003 units of the structure. On March 31, 2011, the MSCI EM Index was 1,170.87. At this time, the value of the structured option was $461,797 based on a price of $38.473 per unit. The option expires on December 14, 2011.

(y)	DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Fund holds 62,489 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $451,754 based on a price of $7.2293 per unit. The option expires on September 1, 2011.

(z)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) 1.29 call options on the index with a strike of 96.02. The Fund holds 114,559 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $934,802 based on a price of $8.16 per unit. The option expires on September 16, 2011.

(aa)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.707 and (b) one call option on the index with a strike of 96.02. The Fund holds 72,901 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $504,476 based on a price of $6.92 per unit. The option expires on September 16, 2011.

(ab)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) 1.29 call options on the index with a strike of 93.31. The Fund holds 145,751 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $1,668,842 based on a price of $11.45 per unit. The option expires on September 16, 2011.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(ac)	JP Morgan Chase S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index. Each unit contains (a) one written put on the index at a strike price of 1,131.30 and (b) one call option on the index with a strike of 1,379.67. The Fund holds 22,532 units of the structure. On March 31, 2011, the S&P 500 Index was 1,325.83. At this time, the value of the structured option was $314,330 based on a price of $13.95 per unit. The option expires on March 16, 2012.

(ad)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index, with an initial reference strike of TWD8, 571.8153. Each unit contains (a) one written put on the index at a strike price of USD290.8066 and (b) one call option on the index with a strike of USD290.8066. The Fund holds 29,421 units of the structure. On March 31, 2011, the Taiex Index was 8,683.30. At this time, the value of the structured option was $(97,010) based on a price of $(3.297) per unit. The option expires on December 19, 2011.

(ae)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400.00 and (b) one call option on the index with a strike of 9,000.00. The Fund holds 39,760 units of the structure. On March 31, 2011, the Taiex Index was 8,683.30. At this time, the value of the structured option was ($551,539) based on a price of $(13.872) per unit. The option expires on December 21, 2011.
• Foreign currency exchange contracts as of March 31, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

AUD	3,164,522	USD	3,264,837	Credit Suisse International	4/1/2011	$8,385
BRL	71,966	USD	44,097	Brown Brothers Harriman & Co.	4/1/2011	(18)
EUR	5,175,400	USD	7,178,280	Credit Suisse International	4/1/2011	156,294
EUR	9,300,000	USD	12,891,474	Deutsche Bank AG	4/1/2011	288,481
EUR	15,390,250	USD	21,347,354	JPMorgan Chase Bank NA	4/1/2011	463,699
HKD	5,210,931	USD	669,700	Brown Brothers Harriman & Co.	4/1/2011	210
IDR	8,487,545,040	USD	974,236	Brown Brothers Harriman & Co.	4/1/2011	503
JPY	80,409,461	USD	968,672	Brown Brothers Harriman & Co.	4/1/2011	(1,980)
JPY	2,891,960,797	USD	35,414,656	Deutsche Bank AG	4/1/2011	(647,154)
JPY	2,976,092,892	USD	36,398,745	UBS AG	4/1/2011	(619,797)
JPY	872,638,025	USD	10,625,600	Credit Suisse International	4/1/2011	(134,640)
MYR	4,025,746	USD	1,330,605	Brown Brothers Harriman & Co.	4/1/2011	(1,428)
SGD	4,242,594	USD	3,361,802	Credit Suisse International	4/1/2011	4,001
THB	48,229,514	USD	1,590,683	Brown Brothers Harriman & Co.	4/1/2011	3,945
USD	7,280,028	EUR	5,175,400	Credit Suisse International	4/1/2011	(54,546)
USD	13,072,731	EUR	9,300,000	Deutsche Bank AG	4/1/2011	(107,224)
USD	21,691,018	EUR	15,390,250	JPMorgan Chase Bank NA	4/1/2011	(120,035)
USD	35,847,903	JPY	2,976,092,892	UBS AG	4/1/2011	68,955

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
Foreign currency exchange contracts as of March 31, 2011 (continued):

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	36,878,746	JPY	3,064,623,822	Deutsche Bank AG	4/1/2011	$35,469
USD	102,120	JPY	8,422,831	Brown Brothers Harriman & Co.	4/1/2011	859
USD	9,000,000	JPY	699,975,000	Credit Suisse International	4/1/2011	584,816
USD	6,435	KRW	7,097,500	Brown Brothers Harriman & Co.	4/1/2011	(35)
BRL	97,408	USD	59,907	Brown Brothers Harriman & Co.	4/4/2011	(244)
IDR	10,048,524,076	USD	1,153,809	Brown Brothers Harriman & Co.	4/4/2011	199
JPY	1,590,224	USD	19,187	Brown Brothers Harriman & Co.	4/4/2011	(69)
KRW	7,524,330	USD	6,839,678	UBS AG	4/4/2011	19,641
KRW	14,950,440	USD	13,590,074	Deutsche Bank AG	4/4/2011	39,025
KRW	7,524,330,000	USD	6,685,678	UBS AG	4/4/2011	173,641
KRW	14,950,440,000	USD	13,625,697	Deutsche Bank AG	4/4/2011	363,402
MYR	1,312,327	USD	433,913	Brown Brothers Harriman & Co.	4/4/2011	(623)
SGD	200,524	USD	159,057	Brown Brothers Harriman & Co.	4/4/2011	25
THB	393,789	USD	12,992	Brown Brothers Harriman & Co.	4/4/2011	28
USD	549,726	AUD	532,343	Brown Brothers Harriman & Co.	4/4/2011	(903)
USD	50,349	CAD	48,924	Brown Brothers Harriman & Co.	4/4/2011	(114)
USD	210,913	JPY	17,537,446	Brown Brothers Harriman & Co.	4/4/2011	76
USD	13,590,074	KRW	14,950,440	Deutsche Bank AG	4/4/2011	(39,025)
USD	6,839,678	KRW	7,524,330	UBS AG	4/4/2011	(19,641)
USD	6,826,027	KRW	7,524,330,000	UBS AG	4/4/2011	(33,292)
USD	13,529,810	KRW	14,950,440,000	Deutsche Bank AG	4/4/2011	(99,289)
USD	95,637	MYR	289,540	Brown Brothers Harriman & Co.	4/4/2011	39
IDR	11,662,970,450	USD	1,340,880	Brown Brothers Harriman & Co.	4/5/2011	(1,678)
ZAR	3,102,576	USD	455,391	Credit Suisse International	4/5/2011	3,166
USD	21,922	THB	663,565	Brown Brothers Harriman & Co.	4/5/2011	17
ZAR	291,930	USD	43,121	Brown Brothers Harriman & Co.	4/6/2011	19
CHF	31,038,394	USD	33,231,685	JPMorgan Chase Bank NA	4/7/2011	561,421
EUR	16,215,320	USD	22,539,943	UBS AG	4/7/2011	439,117
EUR	17,771,050	USD	24,701,760	Barclays Bank Plc	4/7/2011	481,958
USD	5,915,323	ZAR	40,987,862	Barclays Bank Plc	4/7/2011	(140,902)
CHF	15,827,465	EUR	12,250,360	Credit Suisse International	4/8/2011	(127,625)
CHF	19,501,905	EUR	15,091,200	UBS AG	4/8/2011	(152,785)
EUR	9,744,900	USD	13,545,411	Credit Suisse International	4/8/2011	264,029
EUR	10,326,760	USD	14,354,196	Barclays Bank Plc	4/8/2011	279,794

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
Foreign currency exchange contracts as of March 31, 2011 (continued):

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

JPY	892,320,515	USD	10,901,900	Deutsche Bank AG	4/8/2011	$(174,089)
CHF	23,725,243	USD	26,225,387	JPMorgan Chase Bank NA	4/14/2011	(393,372)
EUR	16,293,992	USD	22,730,119	Deutsche Bank AG	4/14/2011	357,425
EUR	20,471,720	USD	28,558,049	UBS AG	4/14/2011	449,067
CAD	11,443,022	USD	11,636,005	Credit Suisse International	4/15/2011	163,491
CAD	15,566,343	USD	15,812,865	Deutsche Bank AG	4/15/2011	238,402
GBP	10,279,649	USD	16,504,901	Credit Suisse International	4/15/2011	(16,296)
NOK	100,347,120	USD	17,753,349	UBS AG	4/15/2011	381,468
NOK	96,148,440	USD	17,100,000	Deutsche Bank AG	4/15/2011	276,027
EUR	19,979,836	USD	28,361,378	Deutsche Bank AG	4/21/2011	(54,912)
EUR	12,612,100	USD	17,897,074	UBS AG	4/21/2011	(28,861)
EUR	23,705,760	USD	33,508,092	Credit Suisse International	4/21/2011	77,083
CHF	25,516,223	EUR	19,717,198	UBS AG	4/28/2011	(146,305)
CHF	16,218,391	EUR	12,522,500	Credit Suisse International	4/28/2011	(78,874)
EUR	10,270,000	USD	14,460,160	Credit Suisse International	4/28/2011	87,987
EUR	10,260,170	USD	14,447,294	JPMorgan Chase Bank NA	4/28/2011	86,928
EUR	5,175,400	USD	7,276,612	Credit Suisse International	4/29/2011	54,554
EUR	9,300,000	USD	13,066,500	Deutsche Bank AG	4/29/2011	107,331
EUR	15,390,250	USD	21,680,707	JPMorgan Chase Bank NA	4/29/2011	120,214
KRW	7,524,330,000	USD	6,815,516	UBS AG	5/4/2011	31,631
KRW	14,950,440,000	USD	13,517,577	Deutsche Bank AG	5/4/2011	87,337
JPY	2,976,092,892	USD	35,854,381	UBS AG	5/6/2011	(69,410)
JPY	3,064,623,822	USD	36,886,736	Deutsche Bank AG	5/6/2011	(37,257)
SGD	15,200,760	USD	11,800,000	Citibank NA	5/16/2011	260,136
TWD	284,112,000	USD	9,600,000	Citibank NA	5/16/2011	69,836
USD	9,849,610	TWD	284,112,000	JPMorgan Chase Bank NA	5/16/2011	179,774
USD	19,356,522	MXN	237,824,840	UBS AG	8/11/2011	(401,177)
USD	10,944,357	MXN	133,847,300	Credit Suisse International	9/8/2011	(144,195)
SGD	15,705,840	USD	12,400,000	JPMorgan Chase Bank NA	9/12/2011	64,805
USD	5,324,471	MXN	65,361,610	UBS AG	9/22/2011	(82,852)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
Foreign currency exchange contracts as of March 31, 2011 (concluded):

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	11,106,439	MXN	135,187,570	Credit Suisse International	9/22/2011	$(77,540)
USD	24,600,000	CNY	157,679,850	Credit Suisse International	3/12/12	(106,125)

Total						$3,220,398

• Financial futures contracts purchased as of March 31, 2011 were as follows:

					Notional	Unrealized Appreciation
Contracts	Issue	Exchange	Expiration Date		Value	(Depreciation)

18	CAC40 10 Euro	Matif (Paris)	April 2011	USD	679,525	$55,065
31	EMINI MSCI EAFE	Chicago Mercantile	June 2011	USD	2,461,385	153,465
34	FTSE 100 Index	NYSE LIFFE London	June 2011	USD	1,918,752	131,509
22	S&P 500 Index	Chicago Mercantile	June 2011	USD	7,028,534	236,965
50	S&P TSE 60 Index	Montreal	June 2011	USD	7,796,518	285,180
62	Yen Denominated Nikkei 225	Chicago Mercantile	June 2011	USD	326,767,877	(305,937)

Total						$556,247

• Total return swaps outstanding as of March 31, 2011 were as follows:

Interest				Notional
Payable				Amount	Unrealized
Rate	Counterparty	Expiration Date		(000)	Appreciation

0.15%(1)	Citibank NA	4/15/11	USD	6,888	$114,476	(2)
0.00%(3)	Credit Suisse International	6/15/11	USD	9,187	376,320	(4)
0.23%(5)	BNP Paribas SA	9/19/11	USD	22,229	1,424,610	(2)
0.68%(6)	BNP Paribas SA	1/12/11	USD	11,546	313,555	(7)

Total					$2,228,961

(1)	Based on the 3-month LIBOR minus 0.15%.

(2)	Based on the change in the return of the MSCI Daily Total Return All Country World (ex USA) USD Index.

(3)	Based on the overnight MosPrime Rate.

(4)	Based on the change in the return of the RTS Index Future.

(5)	Based on the 3-month LIBOR minus 0.08%.

(6)	Based on the 3-month LIBOR plus 0.38%.

(7)	Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$7,613,466	—	—	$7,613,466
Australia	—	$108,219,173	—	108,219,173
Austria	—	2,206,737	—	2,206,737
Belgium	5,633,623	—	—	5,633,623

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$198,515,496	—	—	$198,515,496
Canada	234,941,600	—	—	234,941,600
Chile	11,997,983	—	—	11,997,983
China	5,631,482	$109,708,004	—	115,339,486
Czech Republic	—	6,275,887	—	6,275,887
Egypt	—	5,268,765	—	5,268,765
Finland	496,133	12,917,256	—	13,413,389
France	16,086,086	114,342,344	—	130,428,430
Germany	4,971,512	103,655,164	—	108,626,676
Hong Kong	—	55,849,703	—	55,849,703
India	—	72,884,607	—	72,884,607
Indonesia	—	11,229,194	—	11,229,194
Israel	17,588,855	—	—	17,588,855
Italy	—	43,708,293	—	43,708,293
Japan	3,677,220	529,049,527	—	532,726,747
Kazakhstan	13,392,000	—	—	13,392,000
Luxembourg	2,221,527	—	—	2,221,527
Malaysia	—	48,062,887	—	48,062,887
Mexico	14,760,702	—	—	14,760,702
Netherlands	5,490,599	28,495,303	—	33,985,902
Norway	—	16,838,341	—	16,838,341
Philippines	3,300,950	—	—	3,300,950
Poland	—	2,168,240	—	2,168,240
Russia	65,933,932	52,053,411	—	117,987,343
Singapore	—	67,034,456	—	67,034,456
South Africa	17,968,340	4,628,222	—	22,596,562
South Korea	13,940,884	55,707,689	—	69,648,573
Spain	2,864,992	39,795,314	—	42,660,306
Switzerland	22,749,598	69,707,983	—	92,457,581
Taiwan	10,411,740	75,928,516	—	86,340,256
Thailand	26,019,613	16,637	—	26,036,250
Turkey	—	25,270,380	—	25,270,380
United Kingdom	57,538,355	172,673,513	—	230,211,868
United States	2,806,514,374	—	—	2,806,514,374
Asset-Backed Securities	—	—	$165,000	165,000
Corporate Bonds	—	789,882,470	19,564,281	809,446,751
Floating Rate Loan Interests	—	6,832,000	23,257,053	30,089,053
Foreign Agency Obligations	—	605,746,613	—	605,746,613
Non-Agency Mortgage-Backed Securities	—	19,262,557	—	19,262,557
U.S. Treasury Obligations	—	573,665,083	—	573,665,083
Investment Companies	332,177,560	—	—	332,177,560
Preferred Stocks	54,714,256	6,960,938	—	61,675,194
Trust Preferreds	6,782,757	11,072,158	—	17,854,915
Warrants	5,956,750	—	—	5,956,750

Short-Term Securities:
Foreign Government Obligations	—	55,399,131	—	55,399,131
Money Market Funds	1,181,788	—	—	1,181,788
Time Deposits	—	1,366,301	—	1,366,301
U.S. Treasury Obligations	—	691,146,289	—	691,146,289
Liabilities:
Investments in Securities:
Investments Sold Short	—	(4,331,363)	—	(4,331,363)

Total	$3,971,074,173	$4,590,697,723	$42,986,334	$8,604,758,230

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,629,812	$1,584,686	$9,655,530	$12,870,028
Foreign currency exchange contracts	—	7,334,710	—	7,334,710
Interest rate contracts	—	1,915,406	—	1,915,406
Liabilities:
Equity contracts	(4,474,988)	(4,587,282)	(2,480,798)	(11,543,068)
Foreign currency exchange contracts	—	(4,114,312)	—	(4,114,312)

Total	$(2,845,176)	$2,133,208	$7,174,732	$6,462,764

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Asset-			Foreign
	Common	Backed	Corporate	Floating Rate	Agency
	Stocks	Securities	Bonds	Loan Interests	Obligations	Total

Assets:
Balance, as of December 31, 2010	$161,644	$150,000	$42,066,332	$24,012,486	$130,303,509	$196,693,971
Accrued discounts/ premiums	—	400	7,094	1,406	—	8,900
Net realized gain (loss)	—	—	615,616	9,096	1,290,905	1,915,617
Net change in unrealized appreciation/ depreciation[2]	—	14,600	(83,973)	244,765	(1,288,799)	(1,113,407)
Purchases	—	—	—	—	—	—
Sales	—	—	(3,006,232)	(1,010,700)	(7,552,142)	(11,569,074)
Transfers in3	—	—	—	—	—	—
Transfers out[3]	(161,644)	—	(20,034,556)	—	(122,753,473)	(142,949,673)

Balance, as of March 31, 2011	—	$165,000	$19,564,281	$23,257,053	—	$42,986,334

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $771,434

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts
	Assets	Liabilities	Total

Balance, as of December 31, 2010	$8,314,321	$(2,136,079)	$6,178,242
Accrued discounts/ premium	—	—	—
Net realized gain (loss)	324,127	339,886	664,013
Net change in unrealized appreciation/ depreciation[4]	905,112	1,373,120	2,278,232
Purchases	436,096	—	436,096
Issuances[5]	—	—	—
Sales	(324,126)	(2,057,725)	(2,381,851)
Settlements[6]	—	—	—
Transfers in7	—	—	—
Transfers out[7]	—	—	—

Balance, as of March 31, 2011	$9,655,530	$(2,480,798)	$7,174,732

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $2,619,814.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Global Opportunities V.I. Fund
Schedule of Investments March 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.2%
BHP Billiton Ltd.	14,900	$715,162

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	3,700	186,846

Belgium — 0.8%
Anheuser-Busch InBev NV	7,600	433,290

Brazil — 1.2%
BM&F Bovespa SA	40,200	291,777
Banco Bradesco SA	19,100	390,271

		682,048

Canada — 4.8%
Bankers Petroleum Ltd. (a)	36,600	328,437
Barrick Gold Corp.	11,300	587,320
Canadian Natural Resources Ltd.	5,500	271,965
Manulife Financial Corp.	17,600	311,880
Petrominerales Ltd.	9,800	371,379
Sun Life Financial, Inc.	9,700	304,857
Suncor Energy, Inc.	6,800	304,966
The Toronto-Dominion Bank	2,800	247,798

		2,728,602

China — 1.6%
China Construction Bank, Class H	426,500	399,283
China Merchants Bank Co. Ltd.	89,400	247,135
China Unicom Ltd.	125,100	208,310
Lentuo International, Inc. — ADR (a)	7,600	37,088

		891,816

Denmark — 0.9%
Carlsberg A/S	2,400	258,080
Pandora A/S	4,500	229,653

		487,733

France — 2.6%
BNP Paribas SA	3,640	266,101
Groupe Danone	3,700	241,477
LVMH Moet Hennessy Louis Vuitton SA	1,800	285,009
Technip SA	4,300	458,457
Unibail-Rodamco SE	1,100	238,407

		1,489,451

Germany — 7.3%
BASF SE	5,100	440,207
Bayer AG	3,600	278,146
Bayerische Motoren Werke AG	4,600	381,909
Deutsche Bank AG, Registered Shares	6,400	375,243
Fresenius Medical Care AG	6,500	436,068
K+S AG	5,100	384,570
Kabel Deutschland Holding AG (a)	6,500	342,550
Metro AG	4,000	272,444
SAP AG — ADR	6,700	411,112
Siemens AG	3,400	465,081
Volkswagen AG, Preference Shares	2,364	382,076

		4,169,406

Hong Kong — 2.0%
AIA Group Ltd. (a)	125,400	386,015
China Resources Enterprise Ltd.	44,300	179,983
Hong Kong Exchanges and Clearing Ltd.	12,700	275,569
Wharf Holdings Ltd.	41,000	282,400

		1,123,967

India — 0.7%
ICICI Bank Ltd.	16,300	407,181

Ireland — 0.7%
Covidien Plc	7,300	379,162

Italy — 0.8%
Enel SpA	46,000	289,789
Intesa Sanpaolo SpA	62,300	183,790

		473,579

Japan — 9.5%
Bridgestone Corp.	17,400	363,848
Dena Co. Ltd.	6,500	235,238
Hino Motors Ltd.	60,300	295,080
Honda Motor Co., Ltd.	11,200	416,121
ITOCHU Corp.	51,100	534,754
JSR Corp.	20,800	417,144
Japan Tobacco, Inc.	100	361,538
Komatsu Ltd.	6,400	217,124
Marubeni Corp.	43,300	311,188
Mitsubishi Chemical Holdings Corp.	34,500	217,316
ORIX Corp.	2,900	271,827
SMC Corp.	1,900	312,726
Softbank Corp.	9,600	382,505
Sumitomo Electric Industries Ltd.	24,100	333,764
Sumitomo Heavy Industries Ltd.	78,400	510,676
Sumitomo Mitsui Financial Group, Inc.	8,300	257,510

		5,438,359

Malaysia — 0.4%
CIMB Group Holdings Bhd	86,200	233,217

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico — 0.7%
Fomento Economico Mexicano, SA de CV — ADR	3,900	$228,930
Grupo Modelo SA	28,600	171,920

		400,850

Netherlands — 3.2%
Aegon NV (a)	37,700	282,292
Corio NV	2,100	146,945
ING Groep NV CVA (a)	21,500	272,917
LyondellBasell Industries NV, Class A (a)	9,600	379,680
Royal Dutch Shell Plc, Class A	20,000	727,565

		1,809,399

Norway — 0.9%
Subsea 7 SA	11,600	292,785
Yara International ASA	4,700	238,082

		530,867

Russia — 1.2%
LUKOIL — ADR	4,100	292,699
OAO Rosneft Oil Co. — GDR	21,000	191,835
VimpelCom Ltd. — ADR	12,500	176,500

		661,034

South Africa — 0.4%
Naspers Ltd.	4,000	215,167

South Korea — 4.7%
Dongbu Insurance Co., Ltd. (a)	8,700	396,796
GS Engineering & Construction Corp.	3,400	356,025
Hyundai Engineering & Construction Co., Ltd.	7,300	526,429
KT Corp. — ADR	13,300	259,749
Kia Motors Corp.	5,900	370,773
Samsung Electronics Co., Ltd.	600	508,779
Samsung Life Insurance Co., Ltd. (a)	3,100	290,581

		2,709,132

Spain — 0.9%
Telefonica SA	20,300	509,219

Switzerland — 3.2%
Adecco SA, Registered Shares	7,300	479,213
Compagnie Financiere Richemont SA	3,600	207,576
Julius Baer Group Ltd.	3,400	147,198
Novartis AG, Registered Shares	6,400	346,566
Roche Holding AG	2,000	285,531
Weatherford International Ltd. (a)	17,200	388,720

		1,854,804

Thailand — 0.8%
Bangkok Bank PCL, Foreign Shares	28,700	164,637
Banpu PCL	10,800	272,098

		436,735

United Kingdom — 6.6%
Afren Plc (a)	77,500	202,588
BG Group Plc	11,500	285,493
BP Plc	2,700	19,837
Barclays Plc	88,900	399,157
Barratt Developments Plc (a)	41,800	73,811
Bellway Plc	5,900	65,811
Bwin.Party Digital Entertainment Plc (a)	18,500	59,355
GlaxoSmithKline Plc	7,700	146,721
HSBC Holdings Plc	60,825	628,267
Kazakhmys Plc	8,200	183,128
Persimmon Plc	8,600	61,309
Taylor Wimpey Plc (a)	122,300	79,680
Tullow Oil Plc	15,200	352,711
Vodafone Group Plc — ADR	17,100	491,625
WPP Plc	21,900	269,892
Xstrata Plc	18,600	433,967

		3,753,352

United States — 40.2%
3M Co.	3,800	355,300
AT&T Inc.	12,400	379,440
Accenture Plc	5,400	296,838
Allergan, Inc.	6,300	447,426
American Electric Power Co., Inc.	10,800	379,512
Ameriprise Financial, Inc.	4,100	250,428
Apple, Inc. (a)	2,000	696,900
Applied Materials, Inc.	15,000	234,300
Baxter International, Inc.	6,300	338,751
Boeing Co.	8,100	598,833
Bristol-Myers Squibb Co.	10,400	274,872
Broadcom Corp., Class A	6,400	252,032
CVS Caremark Corp.	8,600	295,152
Carnival Corp.	6,600	253,176
Citigroup, Inc. (a)	92,600	409,292
Clorox Co.	3,000	210,210
Comcast Corp., Class A	21,600	533,952
Comerica, Inc.	6,600	242,352
ConAgra Foods, Inc.	11,600	275,500
Corning, Inc.	21,100	435,293
Darden Restaurants, Inc.	5,900	289,867
EMC Corp. (a)	18,100	480,555
eBay, Inc. (a)	9,100	282,464
Edison International	3,900	142,701
Exxon Mobil Corp.	6,800	572,084
Federal Realty Investment Trust	3,300	269,148
FedEx Corp.	5,500	514,525
General Electric Co.	27,100	543,355
Gilead Sciences, Inc. (a)	7,100	301,324
Goodrich Corp.	6,200	530,286
Google, Inc., Class A (a)	1,200	703,452
HCA Holdings, Inc. (a)	2,000	67,740
H.J. Heinz Co.	7,400	361,268
Henry Schein, Inc. (a)	4,300	301,731
Huntsman Corp.	13,400	232,892
JPMorgan Chase & Co.	15,400	709,940
KeyCorp	29,000	257,520
Laboratory Corp. of America Holdings (a)	3,300	304,029
Liberty Global, Inc. (a)	9,700	401,677
Lincoln National Corp.	12,100	363,484
Mail.ru Group Ltd. — GDR (a)	1,200	35,988
MetLife, Inc.	6,500	290,745
NII Holdings, Inc. (a)	4,900	204,183
News Corp., Class A	19,400	340,664
Nike, Inc., Class B	3,900	295,230
Norfolk Southern Corp.	6,100	422,547
Occidental Petroleum Corp.	3,900	407,511
Oracle Corp.	8,800	293,656

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded):
Peabody Energy Corp.	3,800	$273,448
PepsiCo, Inc.	6,800	437,988
Pfizer, Inc.	27,800	564,618
The Procter & Gamble Co.	8,800	542,080
Rowan Cos., Inc. (a)	10,400	459,472
Schlumberger Ltd.	5,000	466,300
Sprint Nextel Corp. (a)	43,100	199,984
St. Jude Medical, Inc.	12,300	630,498
Stanley Black & Decker, Inc.	4,027	308,468
Stillwater Mining Co. (a)	12,300	282,039
Terex Corp. (a)	12,000	444,480
Texas Instruments, Inc.	9,500	328,320
U.S. Bancorp	11,100	293,373
Verizon Communications, Inc.	7,900	304,466
Wells Fargo & Co.	10,000	317,000

		22,932,659

Total Long-Term Investments (Cost — $49,299,256) — 97.6%		55,653,037

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	266,263	266,263

Total Short-Term Securities (Cost — $266,263) — 0.5%		266,263

Total Investments (Cost — $49,565,519*) — 98.1%		55,919,300
Other Assets Less Liabilities — 1.9%		1,113,394

Net Assets — 100.0%		$57,032,694

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,782,817

Gross unrealized appreciation	$6,838,388
Gross unrealized depreciation	(701,905)

Net unrealized appreciation	$6,136,483

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	December 31, 2010	Activity	March 31, 2011	Income
| | | |
BlackRock Liquidity Funds, TempFund, Institutional Class	1,304,873	(1,038,610)	266,263	$178

(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

EUR	95,000	USD	133,816	Citibank NA	4/01/11	$818
HKD	555,000	USD	71,276	Morgan Stanley Capital Services, Inc.	4/01/11	74
USD	170,850	JPY	14,066,000	Citibank NA	4/01/11	1,747
EUR	108,000	USD	152,520	Citibank NA	4/04/11	538
HKD	522,000	USD	67,081	Deutsche Bank AG	4/04/11	26
USD	375,770	GBP	234,000	Citibank NA	4/04/11	387
USD	122,761	SEK	776,000	Deutsche Bank AG	4/04/11	(181)
USD	1,944	JPY	161,000	Citibank NA	4/05/11	8
USD	277,219	SEK	1,747,000	Citibank NA	4/05/11	454
AUD	555,000	USD	550,924	Citibank NA	4/14/11	22,432
EUR	165,000	USD	220,063	Morgan Stanley Capital Services, Inc.	4/14/11	13,731
JPY	143,095,800	USD	1,755,547	Citibank NA	4/14/11	(35,142)
JPY	185,000	USD	2,264	Deutsche Bank AG	4/14/11	(40)
USD	213,905	EUR	165,000	Morgan Stanley Capital Services, Inc.	4/14/11	(19,889)
USD	1,829,684	JPY	150,625,600	Citibank NA	4/14/11	18,750
USD	680,722	JPY	56,150,000	Deutsche Bank AG	4/14/11	5,644
USD	295,816	JPY	23,962,000	Royal Bank of Scotland	4/14/11	7,727
USD	704,222	JPY	57,830,000	UBS AG	4/14/11	8,946

						$26,030

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$715,162	—	$715,162
Austria	—	186,846	—	186,846
Belgium	—	433,290	—	433,290
Brazil	$682,048	—	—	682,048
Canada	2,728,602	—	—	2,728,602
China	37,088	854,728	—	891,816
Denmark	229,653	258,080	—	487,733
France	—	1,489,451	—	1,489,451
Germany	411,112	3,758,294	—	4,169,406
Hong Kong	—	1,123,967	—	1,123,967
India	—	407,181	—	407,181
Ireland	379,162	—	—	379,162
Italy	—	473,579	—	473,579
Japan	—	5,438,359	—	5,438,359
Malaysia	—	233,217	—	233,217
Mexico	400,850	—	—	400,850
Netherlands	379,680	1,429,719	—	1,809,399
Norway	—	530,867	—	530,867
Russia	661,034	—	—	661,034
South Africa	—	215,167	—	215,167
South Korea	259,749	2,449,383	—	2,709,132
Spain	—	509,219	—	509,219
Switzerland	388,720	1,466,084	—	1,854,804
Thailand	—	436,735	—	436,735
United Kingdom	550,980	3,202,372	—	3,753,352
United States	22,932,659	—	—	22,932,659
Short-Term Securities	266,263	—	—	266,263

Total	$30,307,600	$25,611,700	—	$55,919,300

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$81,282	—	$81,282
Liabilities:
Foreign currency exchange contracts	—	(55,252)	—	(55,252)

Total	—	$26,030	—	$26,030

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Capital Markets — 0.8%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	$1,295	$1,320,036

Commercial Banks — 8.0%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)	1,340	1,287,748
Bank Nederlandse Gemeenten (a):
1.50%, 3/28/14	1,480	1,469,992
1.75%, 10/06/15	1,690	1,632,760
Bank of Nova Scotia, 1.65%, 10/29/15 (a)	2,130	2,037,106
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	785	786,003
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	540	522,634
2.90%, 3/29/16	1,160	1,153,017
Eksportfinans ASA:
0.50%, 4/05/13 (b)(c)	290	290,000
2.00%, 9/15/15	1,360	1,330,376
Royal Bank of Canada, 3.13%, 4/14/15 (a)	2,155	2,209,507

		12,719,143

Electric Utilities — 0.3%
Hydro-Quebec, 8.40%, 1/15/22	375	508,255

Thrifts & Mortgage Finance — 0.6%
Cie de Financement Foncier (a):
2.25%, 3/07/14	300	299,989
2.50%, 9/16/15	700	677,824

		977,813

Total Corporate Bonds — 9.7%		15,525,247

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13	375	377,692
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	95	101,346
Series E, 5.25%, 7/02/12	320	338,192

Total Foreign Agency Obligations — 0.5%		817,230

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.0%
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3, 6.00%, 2/25/37	32	32,203

Total Non-Agency Mortgage-Backed Securities — 0.0%		32,203

Agency Obligations — 5.0%
Fannie Mae, 1.63%, 10/26/15	3,880	$3,775,411
Freddie Mac:
1.13%, 12/15/11	3,740	3,761,591
3.53%, 9/30/19	430	424,244

		7,961,246

Collateralized Mortgage Obligations — 5.4%
Freddie Mac Mortgage-Backed Securities, Series 3207, Class NB, 6.00%, 11/15/30	13	13,087
Ginnie Mae Mortgage-Backed Securities, Class Z (c):
Series 2004-43, 4.50%, 6/16/44	4,406	3,729,712
Series 2004-45, 5.69%, 6/16/45	4,783	4,925,969

		8,668,768

Federal Deposit Insurance Corporation Guaranteed — 1.1%
General Electric Capital Corp.:
2.00%, 9/28/12	1,300	1,326,759
2.13%, 12/21/12	365	373,623

		1,700,382

Interest Only Collateralized Mortgage Obligations — 1.5%
Ginnie Mae Mortgage-Backed Securities (c):
Series 2002-83, Class IO, 1.57%, 10/16/42	32,285	335,025
Series 2003-17, Class IO, 1.24%, 3/16/43	55,111	821,085
Series 2003-109, Class IO, 1.10%, 11/16/43	27,644	406,064
Series 2004-9, Class IO, 1.38%, 3/16/34	12,817	254,690
Series 2004-77, Class IO, 1.07%, 9/16/44	35,829	684,552

		2,501,416

Mortgage-Backed Securities — 230.5%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (c)	299	305,187
3.15%, 3/01/41 (c)	495	504,623
3.32%, 12/01/40 (c)	503	511,415
3.50%, 1/01/26 - 3/01/26	5,148	5,168,485
4.00%, 4/01/26 - 4/15/41 (d)	107,242	105,618,044
4.50%, 4/15/26 - 5/15/41 (d)	68,443	69,637,883
5.00%, 4/15/26 - 5/15/41 (d)(e)	39,125	40,959,606
5.50%, 11/01/21 - 5/15/41 (d)(e)	68,207	73,070,291
6.00%, 4/01/35 - 4/15/41 (d)(e)	18,607	20,256,554
6.50%, 4/15/41 (d)	5,500	6,164,295
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (c)	500	510,072
4.00%, 4/13/11	6,400	6,284,000
4.50%, 12/01/40 - 4/01/41 (d)	12,244	12,449,957

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency	Par
Securities	(000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded)
5.00%, 7/01/35 - 4/15/41 (d)	$16,849	$17,639,293
5.50%, 4/15/41 (d)	1,600	1,706,499
8.00%, 12/01/29 - 7/01/30 (f)	151	177,330
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/01/41 (d)	3,300	3,300,000
4.50%, 4/15/41 (d)	2,100	2,165,953
5.50%, 1/15/34	3,288	3,584,462

		370,013,949

Total U.S. Government Sponsored Agency Securities — 243.5%		390,845,761

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21	5	7,006
8.13%, 8/15/21 (f)	2,985	4,194,856
6.25%, 8/15/23	4,610	5,725,044
4.25%, 11/15/40	3,740	3,576,958
4.75%, 2/15/41	5,700	5,924,438
U.S. Treasury Notes:
0.75%, 3/31/13	5,875	5,870,418
0.50%, 10/15/13	1,475	1,454,834
1.25%, 3/15/14	880	879,727
2.13%, 2/29/16	9,860	9,829,187
2.75%, 2/28/18	1,425	1,414,201
2.63%, 8/15/20	620	581,638
3.63%, 2/15/21	5,640	5,720,195

Total U.S. Treasury Obligations — 28.1%		45,178,502

Total Long-Term Investments (Cost — $451,226,368) — 281.8%		452,398,943

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (g)(h)	25,529,383	25,529,383

Total Short-Term Securities (Cost — $25,529,383) — 15.9%		25,529,383

Options Purchased	Contracts

Exchange-Traded Put Options — 0.1%
10-Year U.S. Treasury Note, Strike Price USD 119.50, Expires 4/01/11	4	1,885
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, Expires 9/16/11	208	132,600
Strike Price USD 98.50, Expires 9/16/11	85	75,438

		209,923

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 119.50, Expires 4/01/11	4	$1,010
Strike Price USD 120.00, Expires 5/20/11	60	47,813

		48,823

	Notional
	Amount
	(000)

Over-the-Counter Call Swaptions — 0.9%
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	$3,300	176,552
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA	2,000	47,305
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	1,700	11,157
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA	3,600	60,080
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,800	35,628
Receive a fixed rate of 3.99% and pay a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG	900	30,928
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	4,900	30,747
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	1,200	59,144
Receive a fixed rate of 4.33% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	1,200	61,745
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	1,400	73,414
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	2,500	73,931
Receive a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	2,500	77,491

BLACKROCK VARIABLe SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)	Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	$3,300	$77,457
Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	2,200	30,497
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG	3,100	53,315
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.	2,000	84,418
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG	1,200	34,814
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	5,500	399,086
		1,417,709

Over-the-Counter Put Swaptions — 1.3%
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 4/06/11, Broker Credit Suisse International	19,400	70
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	3,300	902
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA	2,000	56,477
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	1,700	118,881
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA	3,600	170,825
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,800	76,728
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG	900	28,575
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	4,900	39,811
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,300	9,403
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	1,200	28,890
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	1,200	27,614
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	1,400	41,409
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	2,500	137,083
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	2,500	134,151
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	3,300	219,057
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	2,200	212,296
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG	3,100	270,433
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.	2,000	109,707
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG	1,200	107,968
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	5,500	315,487

		2,105,767

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

Value

Total Options Purchased (Cost — $4,075,986) — 2.3%	$3,782,222

Total Investments Before TBA Sale Commitments and Options Written (Cost — $480,831,737*) — 300.0%	481,710,548

	Par
TBA Sale Commitments (d)	(000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 - 3/01/26	$4,700	(4,711,750)
4.00%, 4/01/26 - 4/15/41	104,000	(102,277,552)
4.50%, 4/15/26 - 5/15/41	44,900	(45,692,754)
5.00%, 4/15/26 - 5/15/41	20,300	(21,230,130)
5.50%, 11/01/21 - 5/15/41	45,400	(48,549,625)
6.00%, 4/01/35 - 4/15/41	13,800	(14,945,875)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/13/41	1,700	(1,669,188)
4.50%, 12/01/40 - 4/01/41	9,800	(9,942,080)
5.00%, 7/01/35 - 4/15/41	16,400	(17,089,317)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 1/15/34	3,200	(3,464,998)

Total TBA Sale Commitments (Proceeds — $269,493,594) — (167.9)%		(269,573,269)

Options Written	Contracts

Exchange-Traded Put Options — (0.1)%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 97.75, Expires 9/16/11	208	(65,000)
Strike Price USD 98.00, Expires 9/16/11	85	(38,250)

		(103,250)

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 121.00, Expires 5/20/11	60	(29,063)
Strike Price USD 122.00, Expires 5/20/11	60	(15,937)

		(45,000)

	Notional
	Amount
	(000)

Over-the-Counter Call Swaptions — (1.3)%
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	$2,100	(84,355)
Pay a fixed rate of 3.14% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	6,000	(34,238)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2,600	(163,759)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	1,300	(35,544)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	800	(22,814)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA	1,700	(59,353)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	1,800	(64,237)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	4,300	(43,537)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	2,800	(85,014)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	1,100	(38,812)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	2,100	(75,679)
Pay a fixed rate of 3.76% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker JPMorgan Chase Bank NA	2,500	(63,286)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA	900	(24,846)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	2,600	(73,337)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	1,800	(46,195)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3,400	(267,519)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	1,200	(63,467)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	$3,000		$(212,480)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	3,600		(270,049)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	1,900		(116,373)
Pay a fixed rate of 5.11% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA	2,000		(147,884)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,800		(130,177)
			(2,122,955)

Over-the-Counter Put Swaptions — (1.5)%
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG	2,100		(34,885)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	2,100		(4,067)
Receive a fixed rate of 3.14% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	6,000		(363,926)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2,600		(34,863)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	1,300		(45,063)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	800		(26,785)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA	1,700		(51,892)
Receive a fixed rate of 4.01% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG	1,400		(46,566)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	1,800		(59,183)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	4,300		(27,248)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	2,800		(119,918)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	1,100		(42,492)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	2,100		(95,702)
Receive a fixed rate of 3.76% and pay a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker JPMorgan Chase Bank NA	2,500		(155,563)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA	900		(53,504)
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	2,600		(178,479)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	1,800		(131,009)
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3,400		(100,391)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	1,200		(57,393)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3,000		(107,529)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	3,600		(128,276)
Receive a fixed rate of 5.11% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA	2,000		(92,825)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,800		(85,448)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	1,900		(121,457)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
| |
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA	$4,400	$(199,843)

		(2,364,307)

Total Options Written (Premiums Received — $5,144,109) — (2.9)%		(4,635,512)

Total Investments, Net of TBA Sale Commitments and Options Written — 129.2%		$207,501,767
Liabilities in Excess of Other Assets — (29.2)%		(46,906,441)

Net Assets — 100.0%		$160,595,326

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$480,831,737

Gross unrealized appreciation	$4,321,012
Gross unrealized depreciation	(3,442,201)

Net unrealized appreciation	$878,811

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Goldman Sachs Bank USA	$290,000	—

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$5,383,125	$20,000
Banc of America NA	$21,635,636	$103,136
Citigroup Global Markets, Inc.	$9,506,856	$32,731
Credit Suisse Securities LLC	$(23,321,481)	$(49,684)
Deutsche Bank Securities, Inc.	$(24,583,072)	$22,374
Goldman Sachs & Co.	$(35,430,904)	$(78,744)
JPMorgan Securities, Inc.	$27,596,786	$168,090
Morgan Stanley Capital Services, Inc.	$33,768,749	$50,542
Nomura Securities International, Inc.	$(6,187,909)	$(10,269)
UBS Securities	$13,367,444	$(8,384)
Wells Fargo Bank, NA	$(303,797)	$340

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	March 31,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	10,842,723	14,686,660	25,529,383	$5,431
(h)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

6

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
•	Financial futures contracts purchased as of March 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

96	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$20,973,925	$6,000
234	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$27,322,321	(10,969)
315	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$37,599,776	(29,531)
13	90 Day Euro-Dollar	Chicago Mercantile	March 2012	$3,220,511	1,625
21	90 Day Euro-Dollar	Chicago Mercantile	June 2012	$5,181,358	2,100
29	90 Day Euro-Dollar	Chicago Mercantile	September 2012	$7,132,717	1,087
29	90 Day Euro-Dollar	Chicago Mercantile	December 2012	$7,111,205	(363)
16	90 Day Euro-Dollar	Chicago Mercantile	March 2013	$3,913,281	(600)
24	90 Day Euro-Dollar	Chicago Mercantile	June 2013	$5,851,416	(1,200)
27	90 Day Euro-Dollar	Chicago Mercantile	September 2013	$6,567,935	(1,687)
25	90 Day Euro-Dollar	Chicago Mercantile	December 2013	$6,061,888	(1,562)
2	90 Day Euro-Dollar	Chicago Mercantile	March 2014	$485,755	(125)

Total					$(35,225)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

481	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$57,373,931	$43,057
68	Long Term U.S. Treasury Bond	Chicago Board of Trade	June 2011	$8,226,633	(25)
3	90 Day Euro-Dollar	Chicago Mercantile	June 2011	$746,242	(75)
44	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2011	$5,426,509	(16,500)
8	90 Day Euro-Dollar	Chicago Mercantile	September 2011	$1,988,028	(700)
81	90 Day Euro-Dollar	Chicago Mercantile	December 2011	$20,048,137	(9,112)

Total					$16,645

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

0.63% (a)	3-month LIBOR	Credit Suisse International	11/26/12	$10,500	$21,352
0.86% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	$7,500	(1,968)
0.98% (a)	3-month LIBOR	Deutsche Bank AG	2/22/13	$4,500	(7,840)
0.95% (a)	3-month LIBOR	Deutsche Bank AG	2/24/13	$4,200	(4,115)
0.83% (a)	3-month LIBOR	Goldman Sachs International	3/15/13	$7,000	17,547
0.80% (a)	3-month LIBOR	Deutsche Bank AG	3/21/13	$2,100	5,568
0.83% (a)	3-month LIBOR	Deutsche Bank AG	3/23/13	$5,200	11,196
0.85% (b)	3-month LIBOR	Citibank NA	3/24/13	$9,100	(15,779)
1.33% (b)	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,900	9,408
2.36% (b)	3-month LIBOR	Citibank NA	12/20/15	$2,200	4,574
2.52% (a)	3-month LIBOR	Deutsche Bank AG	2/09/16	$2,100	(14,823)
2.48% (a)	3-month LIBOR	Deutsche Bank AG	2/22/16	$3,100	(15,424)
2.43% (a)	3-month LIBOR	Deutsche Bank AG	2/24/16	$3,100	(7,300)
2.38% (a)	3-month LIBOR	Deutsche Bank AG	3/11/16	$2,000	2,757
2.33% (a)	3-month LIBOR	Deutsche Bank AG	3/29/16	$1,900	7,481
2.74% (a)	3-month LIBOR	Citibank NA	9/21/20	$400	24,650
2.50% (b)	3-month LIBOR	Deutsche Bank AG	9/30/20	$500	(40,845)
2.57% (b)	3-month LIBOR	Deutsche Bank AG	10/19/20	$500	(38,366)
3.18% (a)	3-month LIBOR	Deutsche Bank AG	12/07/20	$10,000	280,948
3.73% (b)	3-month LIBOR	Credit Suisse International	2/15/21	$200	3,321
3.67% (b)	3-month LIBOR	Credit Suisse International	2/22/21	$1,600	10,875
3.57% (b)	3-month LIBOR	Citibank NA	2/25/21	$100	284
3.42% (b)	3-month LIBOR	Deutsche Bank AG	3/18/21	$2,300	(25,475)
3.37% (b)	3-month LIBOR	Citibank NA	3/21/21	$1,200	(18,919)
3.40% (a)	3-month LIBOR	Citibank NA	3/23/21	$1,100	13,785
3.46% (b)	3-month LIBOR	Citibank NA	3/23/21	$400	(3,033)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

7

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

3.43% (b)	3-month LIBOR	JPMorgan Chase Bank NA	3/28/21	$3,000	$106,809
3.58% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/30/21	$400	(1,076)
3.58% (a)	3-month LIBOR	UBS AG	3/30/21	$4,000	(9,895)
3.57% (b)	3-month LIBOR	Citibank NA	3/31/21	$600	1,090
3.55% (a)	3-month LIBOR	JPMorgan Chase Bank NA	3/31/21	$1,200	52
4.47% (a)	3-month LIBOR	Barclays Bank Plc	2/15/41	$300	(9,948)

Total					$306,891

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.
•	Total return swaps outstanding as of March 31, 2011 were as follows:

	Interest			Notional	Unrealized
Interest Receivable	Payable			Amount	Appreciation
Rate	Rate	Counterparty	Expiration Date	(000)	(Depreciation)

6.50%	—	Barclays Bank Plc	1/12/38	$766	$(2,718	) (c)
6.50%	—	Credit Suisse International	1/12/38	$50	396	(c)
6.50%	—	Goldman Sachs International	1/12/38	$966	138	(c)
-	6.50%	JPMorgan Chase Bank NA	1/12/38	$3,331	(65,580	) (c)
6.50%	—	Morgan Stanley International	1/12/38	$1,549	4,333	(c)

Total					$(63,431)

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

8

Schedule of Investments (concluded)	BlackRock Government Income V.I. Fund
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$452,398,943	—	$452,398,943
Short-Term Securities	$25,529,383	—	—	25,529,383
Liabilities:
TBA Sale Commitments	—	(269,573,269)	—	(269,573,269)

Total	$25,529,383	$182,825,674	—	$208,355,057

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$312,615	$4,050,040	—	$4,362,655
Liabilities:
Interest rate contracts	(220,699)	(4,770,366)	—	(4,991,065)

Total	$91,916	$(720,326)	—	$(628,410)

[2]	Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

9

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value

Auto Components — 0.0%
Dana Holding Corp.	4,920	$85,559

Building Products — 0.0%
Nortek, Inc.	500	21,500

Commercial Banks — 0.1%
CIT Group, Inc.	3,091	131,522

Electrical Equipment — 0.0%
Medis Technologies Ltd.	33,870	745

Machinery — 0.1%
Navistar International Corp.	1,291	89,505

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.	52,562	208,730
Ainsworth Lumber Co. Ltd. (b)	59,550	236,480

		445,210

Software — 0.0%
Bankruptcy Management Solutions, Inc.	271	956

Wireless Telecommunication Services — 0.1%
FiberTower Corp.	59,958	120,516

Total Common Stocks — 0.6%		895,513

	Par
Corporate Bonds	(000)	Value

Aerospace & Defense — 0.5%
Acquisition Co., Lanza Parent, 10.00%, 6/01/17 (b)	$114	125,685
GeoEye, Inc., 9.63%, 10/01/15	80	90,500
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	120	125,250
7.13%, 3/15/21	120	125,100
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	220	242,550

		709,085

Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	331	330,750
Series 2, 12.38%, 10/08/15	334	333,958

		664,708

Airlines — 1.1%
Air Canada, 9.25%, 8/01/15 (b)	400	417,000
American Airlines, Inc., 7.50%, 3/15/16 (b)	60	59,325
Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12	428	416,862
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	289	305,889
United Air Lines, Inc., 12.75%, 7/15/12	393	432,115

		1,631,191

Auto Components — 1.1%
Allison Transmission, Inc. (b):
11.00%, 11/01/15	300	325,500
11.25%, 11/01/15 (c)	85	92,013
Exide Technologies, 8.63%, 2/01/18 (b)	140	149,450
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)	155	158,100
8.00%, 1/15/18	700	719,250
Tenneco Inc., 7.75%, 8/15/18	240	256,200

		1,700,513

Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	120	128,100

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	221	224,963

Building Products — 1.9%
Associated Materials LLC, 9.13%, 11/01/17 (b)	270	288,900
Building Materials Corp. of America, 7.00%, 2/15/20 (b)	190	197,125
Griffon Corp., 7.13%, 4/01/18 (b)	210	213,675
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	135	144,787
9.00%, 1/15/21 (b)	645	666,769
Nortek, Inc.:
11.00%, 12/01/13	622	658,000
10.00%, 12/01/18 (b)	590	635,725

		2,804,981

Capital Markets — 0.5%
American Capital Ltd., 7.96%, 12/31/13 (f)	230	237,272
E*Trade Financial Corp. (d)(g):
3.33%, 8/31/19 (b)	172	259,935
Series A, 4.05%, 8/31/19	3	4,534
KKR Group Finance Co., 6.38%, 9/29/20 (b)	300	306,867

		808,608

Portfolio Abbreviation
FKA Formerly Known As

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Chemicals — 4.4%
American Pacific Corp., 9.00%, 2/01/15	$435	$423,581
CF Industries, Inc.:
6.88%, 5/01/18	170	190,825
7.13%, 5/01/20	245	278,075
Celanese US Holdings LLC, 6.63%, 10/15/18 (b)	275	283,250
Chemtura Corp., 7.88%, 9/01/18 (b)	370	391,275
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	85	93,075
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	295	311,962
9.00%, 11/15/20 (b)	610	632,494
Huntsman International LLC, 8.63%, 3/15/21 (b)	230	250,700
Ineos Finance Plc, 9.00%, 5/15/15 (b)	200	218,250
KRATON Polymers LLC, 6.75%, 3/01/19 (b)	60	60,900
Koppers, Inc., 7.88%, 12/01/19	340	368,900
MacDermid, Inc., 9.50%, 4/15/17 (b)	495	525,937
NOVA Chemicals Corp., 8.63%, 11/01/19	370	413,937
Nalco Co.:
8.25%, 5/15/17	360	393,300
6.63%, 1/15/19 (b)	110	113,163
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)	90	91,800
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)	255	277,950
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)	205	207,563
Polymer Group, Inc., 7.75%, 2/01/19 (b)	74	76,313
PolyOne Corp., 7.38%, 9/15/20	100	105,250
Rhodia SA, 6.88%, 9/15/20 (b)	300	305,625
Solutia, Inc.:
8.75%, 11/01/17	110	121,000
7.88%, 3/15/20	175	189,875
TPC Group LLC, 8.25%, 10/01/17 (b)	275	290,812

		6,615,812

Commercial Banks — 2.6%
CIT Group, Inc.:
7.00%, 5/01/16	1,352	1,353,624
7.00%, 5/01/17	1,987	1,989,190
6.63%, 4/01/18 (b)	578	586,450

		3,929,264

Commercial Services & Supplies — 2.0%
ARAMARK Corp., 3.97%, 2/01/15 (e)	365	361,350
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(h)	640	639,925
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	240	256,800
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)	293	293,000
Clean Harbors Inc., 7.63%, 8/15/16 (b)	160	169,800
Mobile Mini, Inc., 7.88%, 12/01/20 (b)	245	259,700
RSC Equipment Rental, Inc. (b):
10.00%, 7/15/17	275	313,500
8.25%, 2/01/21	291	302,640
West Corp. (b):
8.63%, 10/01/18	345	363,112
7.88%, 1/15/19	95	96,781

		3,056,608

Communications Equipment — 0.5%
Avaya Inc.:
9.75%, 11/01/15	120	121,950
10.13%, 11/01/15 (c)	350	357,875
7.00%, 4/01/19 (b)	210	204,750

		684,575

Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (d)	230	392,150

Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)	100	102,500

Consumer Finance — 0.6%
Credit Acceptance Corp.:
9.13%, 2/01/17	200	216,250
9.13%, 2/01/17 (b)	135	145,631
Ford Motor Credit Co. LLC, 6.63%, 8/15/17	260	277,486
Springleaf Finance Corp., 6.90%, 12/15/17	360	328,950

		968,317

Containers & Packaging — 2.5%
Ball Corp.:
7.38%, 9/01/19	250	270,625
6.75%, 9/15/20	95	99,275
Berry Plastics Corp.:
8.25%, 11/15/15	410	435,113
9.75%, 1/15/21 (b)	430	425,700
Cascades, Inc.., 7.75%, 12/15/17	265	279,906
Graham Packaging Co. LP, 8.25%, 10/01/18	115	123,338
Graphic Packaging International, Inc.:
9.50%, 6/15/17	545	604,950
7.88%, 10/01/18	185	198,181
Greif, Inc., 7.75%, 8/01/19	135	147,488
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	245	268,581
Pregis Corp., 12.38%, 10/15/13	320	315,600
Rock-Tenn Co., 9.25%, 3/15/16	90	99,000
Sealed Air Corp., 7.88%, 6/15/17	365	408,158

		3,675,915

Diversified Financial Services — 4.2%
Ally Financial, Inc.:
6.25%, 12/01/17 (b)	270	275,062
8.00%, 3/15/20	170	185,088

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
7.50%, 9/15/20 (b)	$510	$543,787
8.00%, 11/01/31	660	732,878
8.00%, 11/01/31	975	1,062,750
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	195	216,938
Leucadia National Corp., 8.13%, 9/15/15	730	806,650
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	605	639,787
Reynolds Group Issuer, Inc. (b):
7.13%, 4/15/19	115	117,875
9.00%, 4/15/19	1,070	1,107,450
6.88%, 2/15/21	350	352,625
8.25%, 2/15/21	240	237,600

		6,278,490

Diversified Telecommunication Services — 2.1%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	425	416,500
Frontier Communications Corp.:
8.25%, 4/15/17	94	101,520
8.50%, 4/15/20	120	130,050
ITC Deltacom, Inc., 10.50%, 4/01/16	140	154,350
Level 3 Communications, Inc., 6.50%, 10/01/16 (d)	120	175,650
Level 3 Financing, Inc.:
5.50%, 11/01/14	190	194,275
8.75%, 2/15/17	800	794,000
10.00%, 2/01/18	60	60,075
9.38%, 4/01/19 (b)	350	338,625
Qwest Communications International, Inc., 8.00%, 10/01/15	200	220,750
tw telecom holdings, Inc., 8.00%, 3/01/18	100	107,875
Windstream Corp., 7.88%, 11/01/17	450	482,625

		3,176,295

Electric Utilities — 0.5%
Elwood Energy LLC, 8.16%, 7/05/26	129	127,754
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)	267	255,264
IPALCO Enterprises, Inc.:
8.63%, 11/14/11	200	207,000
7.25%, 4/01/16 (b)	200	216,500

		806,518

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC:
11.50%, 10/12/15 (c)	320	345,600
8.00%, 12/15/18 (b)	260	274,300
NXP BV, 3.05%, 10/15/13 (e)	225	223,031

		842,931

Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	110	113,850
Compagnie Generale de Geophysique-Veritas:
9.50%, 5/15/16	100	111,500
7.75%, 5/15/17	540	567,675
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	205	209,100
Frac Tech Services LLC, 7.13%, 11/15/18 (b)	425	435,625
Key Energy Service Inc., 6.75%, 3/01/21	220	223,850
MEG Energy Corp., 6.50%, 3/15/21 (b)	280	284,550
Precision Drilling Corp., 6.63%, 11/15/20 (b)	45	46,350
Thermon Industries, Inc., 9.50%, 5/01/17	205	221,400

		2,213,900

Food & Staples Retailing — 0.6%
BI-LO LLC, 9.25%, 2/15/19 (b)	120	124,350
Rite Aid Corp.:
9.75%, 6/12/16	415	460,650
7.50%, 3/01/17	260	260,000

		845,000

Food Products — 0.6%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (b)	520	527,150
Darling International, Inc., 8.50%, 12/15/18 (b)	110	119,625
Reddy Ice Corp., 11.25%, 3/15/15	220	229,350
Smithfield Foods, Inc., 10.00%, 7/15/14	22	25,905

		902,030

Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)	145	143,550

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14	550	599,500
Hologic, Inc., 2.00%, 12/15/37 (d)(f)	180	173,700

		773,200

Health Care Providers & Services — 3.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)	205	213,712
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)	220	231,000
DaVita, Inc., 6.38%, 11/01/18	180	181,800
FMC Finance III SA, 6.88%, 7/15/17	320	338,000
Gentiva Health Services Inc., 11.50%, 9/01/18	225	254,531
HCA, Inc.:
6.25%, 2/15/13	630	653,625

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
7.88%, 2/15/20	$135	$146,812
7.25%, 9/15/20	410	438,700
Healthsouth Corp., 8.13%, 2/15/20	115	124,488
inVentiv Health, Inc., 10.00%, 8/15/18 (b)	190	197,600
Omnicare, Inc., 6.88%, 12/15/15	325	333,125
STHI Holding Corp., 8.00%, 3/15/18 (b)	120	124,200
Tenet Healthcare Corp.:
10.00%, 5/01/18	235	275,244
8.88%, 7/01/19	885	1,008,900

		4,521,737

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)	1,020	1,195,950
MedAssets, Inc., 8.00%, 11/15/18 (b)	75	76,688

		1,272,638

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)	160	165,200
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	1,860	1,697,250
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	550	588,500
HRP Myrtle Beach Operations LLC, 4/01/12 (a)(b)(i)	750	75
MGM Resorts International, 10.38%, 5/15/14	425	486,625
Travelport LLC:
4.94%, 9/01/14 (e)	150	135,937
9.88%, 9/01/14	100	97,375
9.00%, 3/01/16	60	55,725
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)	95	10
Waterford Gaming LLC, 8.63%, 9/15/14 (b)	358	214,742

		3,441,439

Household Durables — 2.8%
American Standard Americas, 10.75%, 1/15/16 (b)	200	213,500
Ashton Woods USA LLC, 6/30/15 (b)(j)	497	297,960
Beazer Homes USA, Inc.:
8.13%, 6/15/16	65	64,838
12.00%, 10/15/17	320	370,400
9.13%, 6/15/18	830	839,337
9.13%, 5/15/19 (b)	40	40,450
Jarden Corp., 7.50%, 5/01/17	285	304,238
Pulte Homes, Inc., 6.38%, 5/15/33	30	24,375
Ryland Group, Inc., 6.63%, 5/01/20	390	380,250
Standard Pacific Corp.:
10.75%, 9/15/16	670	780,550
Standard Pacific Corp. (concluded):
8.38%, 5/15/18	340	353,175
8.38%, 5/15/18 (b)	220	228,525
8.38%, 1/15/21 (b)	355	366,981

		4,264,579

IT Services — 2.4%
First Data Corp.:
9.88%, 9/24/15	245	250,512
9.88%, 9/24/15	155	158,875
7.38%, 6/15/19 (b)(h)	500	508,125
8.88%, 8/15/20 (b)	140	153,650
8.25%, 1/15/21 (b)	894	891,765
12.63%, 1/15/21 (b)	1,020	1,106,700
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18	220	224,950
7.63%, 11/15/20	270	277,425

		3,572,002

Independent Power Producers & Energy Traders — 2.9%
AES Gener SA, 7.50%, 3/25/14	500	550,327
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	200	218,000
Calpine Corp. (b):
7.50%, 2/15/21	215	222,525
7.88%, 1/15/23	315	326,812
Energy Future Holdings Corp., 10.00%, 1/15/20	1,435	1,520,634
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	149	157,892
NRG Energy, Inc. (b):
7.63%, 1/15/18	1,110	1,151,625
8.25%, 9/01/20	160	166,400

		4,314,215

Industrial Conglomerates — 1.5%
Sequa Corp. (b):
11.75%, 12/01/15	690	745,200
13.50%, 12/01/15 (c)	1,403	1,533,245

		2,278,445

Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	286	303,160
Dai-ichi Life Insurance Co., Ltd, 7.25%, 12/31/49 (b)(e)	180	177,940
Genworth Financial, Inc., 7.63%, 9/24/21	230	230,736
USI Holdings Corp., 4.19%, 11/15/14 (b)(e)	220	213,950

		925,786

Machinery — 1.5%
Navistar International Corp., 3.00%, 10/15/14 (d)	920	1,389,200
Oshkosh Corp., 8.25%, 3/01/17	240	264,000
Titan International, Inc. (b):
5.63%, 1/15/17 (d)	120	336,750
7.88%, 10/01/17	220	233,200

		2,223,150

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Marine — 0.1%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)	$215	$167,163

Media — 8.3%
AMC Entertainment Inc., 8.75%, 6/01/19	250	271,250
Affinion Group, Inc., 7.88%, 12/15/18 (b)	330	310,200
CCH II LLC, 13.50%, 11/30/16	409	489,416
CCO Holdings LLC:
7.88%, 4/30/18	190	201,875
8.13%, 4/30/20	220	239,250
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)	60	42,445
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)	720	734,400
Charter Communications Operating, LLC, 10.88%, 9/15/14 (b)	80	89,600
Checkout Holding Corp., 10.98%, 11/15/15 (b)(g)	345	224,681
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)	140	151,725
Clear Channel Communications Inc., 9.00%, 3/01/21 (b)	125	124,688
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	665	726,512
Series B, 9.25%, 12/15/17	1,803	1,976,539
DISH DBS Corp., 7.00%, 10/01/13	215	232,200
Gray Television, Inc., 10.50%, 6/29/15	405	430,819
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)	140	126,175
9.50%, 5/15/15	160	158,200
Interactive Data Corp., 10.25%, 8/01/18 (b)	475	533,187
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	680	697,000
LIN Television Corp, 8.38%, 4/15/18	275	299,063
Liberty Global, Inc., 4.50%, 11/15/16 (d)	220	374,000
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	395	405,862
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	300	321,000
Nielsen Finance LLC, 7.75%, 10/15/18 (b)	960	1,029,600
ProQuest LLC, 9.00%, 10/15/18 (b)	230	236,900
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(i)	599	5,993
Regal Entertainment Group, 9.13%, 8/15/18	155	165,850
UPC Germany GmbH, 8.13%, 12/01/17 (b)	1,300	1,368,250
UPC Holding BV, 9.88%, 4/15/18 (b)	200	221,000
Univision Communications, Inc., 7.88%, 11/01/20 (b)	210	222,075

		12,409,755

Metals & Mining — 3.3%
Arch Western Finance LLC, 6.75%, 7/01/13	102	103,020
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	290	307,400
7.38%, 2/15/16	410	422,300
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)	675	700,312
Goldcorp, Inc., 2.00%, 8/01/14 (d)	280	357,000
JMC Steel Group, 8.25%, 3/15/18 (b)	185	189,163
James River Escrow Inc., 7.88%, 4/01/19 (b)	240	248,400
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	195	257,156
Novelis, Inc., 8.75%, 12/15/20 (b)	1,665	1,831,500
Ryerson, Inc.:
7.68%, 11/01/14 (e)	200	191,500
12.00%, 11/01/15	40	43,400
Steel Dynamics, Inc., 7.38%, 11/01/12	235	250,275
United States Steel Corp., 7.38%, 4/01/20	110	115,225

		5,016,651

Multiline Retail — 1.0%
Dollar General Corp., 11.88%, 7/15/17 (c)	1,335	1,538,588

Oil, Gas & Consumable Fuels — 10.6%
Alpha Natural Resources, Inc., 2.38%, 4/15/15 (d)	115	156,400
Arch Coal, Inc.:
8.75%, 8/01/16	85	94,988
7.25%, 10/01/20	395	423,637
Berry Petroleum Co., 6.75%, 11/01/20	110	113,438
Bill Barrett Corp., 9.88%, 7/15/16	25	28,125
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)	105	111,300
Chaparral Energy Inc., 8.25%, 9/01/21 (b)	125	128,750
Chesapeake Energy Corp.:
6.63%, 8/15/20	825	878,625
6.13%, 2/15/21	620	640,150
2.25%, 12/15/38 (d)	400	367,500
Clayton Williams Energy Inc., 7.75%, 4/01/19 (b)	155	155,194
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	191	207,713
Concho Resources Inc., 7.00%, 1/15/21	185	194,713
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	705	747,300
Consol Energy, Inc., 8.25%, 4/01/20	1,020	1,130,925
Continental Resources Inc., 7.13%, 4/01/21	435	463,375
Copano Energy LLC, 7.13%, 4/01/21 (h)	180	182,250
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (b)(h)	190	191,425

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Crosstex Energy LP, 8.88%, 2/15/18	$80	$87,200
Denbury Resources, Inc.:
9.75%, 3/01/16	320	360,800
8.25%, 2/15/20	514	574,395
6.38%, 8/15/21	135	138,375
EV Energy Partners LP, 8.00%, 4/15/19 (b)	215	218,763
Energy Transfer Equity LP, 7.50%, 10/15/20	65	70,688
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17	195	208,650
7.75%, 6/15/19	285	285,712
Forest Oil Corp., 8.50%, 2/15/14	130	144,950
Hilcorp Energy I LP (b):
8.00%, 2/15/20	350	372,750
7.63%, 4/15/21	620	649,450
Linn Energy LLC (b):
8.63%, 4/15/20	560	621,600
7.75%, 2/01/21	360	384,300
MarkWest Energy Partners LP, 6.75%, 11/01/20	120	123,000
Niska Gas Storage US LLC, 8.88%, 3/15/18	930	1,011,375
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)	170	172,125
Peabody Energy Corp., 6.50%, 9/15/20	80	85,800
Petrohawk Energy Corp.:
10.50%, 8/01/14	230	264,213
7.88%, 6/01/15	225	238,500
7.25%, 8/15/18	250	257,500
7.25%, 8/15/18 (b)	333	342,990
Range Resources Corp.:
6.38%, 3/15/15	750	765,000
8.00%, 5/15/19	200	220,500
6.75%, 8/01/20	100	106,500
SM Energy Co., 6.63%, 2/15/19 (b)	410	420,762
SandRidge Energy Inc., 7.50%, 3/15/21 (b)	575	596,562
Swift Energy Co., 7.13%, 6/01/17	305	311,862
Teekay Corp., 8.50%, 1/15/20	330	357,637
Whiting Petroleum Corp., 6.50%, 10/01/18	230	238,050

		15,845,817

Paper & Forest Products — 2.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)	493	497,941
Boise Cascade LLC, 7.13%, 10/15/14	195	192,563
Boise Paper Holdings LLC:
9.00%, 11/01/17	170	188,700
8.00%, 4/01/20	140	151,200
Clearwater Paper Corp.:
10.63%, 6/15/16	215	242,950
7.13%, 11/01/18 (b)	145	151,888
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	185	208,587
NewPage Corp., 11.38%, 12/31/14	740	740,925
Verso Paper Holdings LLC:
11.50%, 7/01/14	573	626,002
Series B, 4.05%, 8/01/14 (e)	90	88,650

		3,089,406

Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc., 4.06%, 12/01/13 (e)	445	386,038
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16	180	177,750
6.75%, 10/01/17	70	68,950
6.88%, 12/01/18	60	58,800
7.00%, 10/01/20	205	198,850

		890,388

Professional Services — 0.2%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)	310	313,875

Real Estate Investment Trusts (REITs) — 0.3%
The Rouse Co. LP, 7.20%, 9/15/12	390	407,550

Real Estate Management & Development — 1.7%
Forest City Enterprises, Inc., 7.63%, 6/01/15	650	627,250
Realogy Corp. (b):
11.50%, 4/15/17	830	856,975
7.88%, 2/15/19	1,140	1,131,450

		2,615,675

Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	250	276,250
8.25%, 1/15/19	365	382,337
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)	160	167,000
The Hertz Corp. (b):
7.50%, 10/15/18	485	501,975
6.75%, 4/15/19	215	213,119
7.38%, 1/15/21	370	378,325

		1,919,006

Semiconductors & Semiconductor Equipment — 0.3%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (d)	200	214,750
Spansion LLC, 7.88%, 11/15/17 (b)	190	193,325

		408,075

Specialty Retail — 0.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)	150	156,000
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)	155	148,025
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)	210	224,700
United Auto Group, Inc., 7.75%, 12/15/16	820	847,675

		1,376,400

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

6

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%, 5/15/20	$280	$296,100

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 3.00%, 11/15/17 (d)	230	209,300

Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18	120	123,000

Wireless Telecommunication Services — 4.4%
Clearwire Communications LLC, 12.00%, 12/01/15 (b)	270	291,600
Cricket Communications, Inc.:
10.00%, 7/15/15	290	318,275
7.75%, 5/15/16	550	584,375
Crown Castle International Corp., 7.13%, 11/01/19	210	219,975
Digicel Group Ltd. (b):
9.13%, 1/15/15 (c)	593	619,685
8.25%, 9/01/17	735	779,100
10.50%, 4/15/18	200	229,000
FiberTower Corp., 9.00%, 1/01/16 (b)(c)	236	202,886
Intelsat Jackson Holdings SA (b):
7.25%, 4/01/19 (h)	190	190,238
7.25%, 10/15/20	195	195,000
7.25%, 4/01/21 (h)	200	200,500
iPCS, Inc., 2.43%, 5/01/13 (e)	795	775,125
MetroPCS Wireless, Inc.:
7.88%, 9/01/18	200	214,000
6.63%, 11/15/20	310	309,612
NII Capital Corp., 7.63%, 4/01/21	204	208,590
NII Holdings, Inc., 3.13%, 6/15/12 (d)	110	110,550
SBA Telecommunications, Inc., 8.00%, 8/15/16	240	261,300
Sprint Capital Corp., 6.88%, 11/15/28	1,030	950,175

		6,659,986

Total Corporate Bonds — 82.8%		124,179,930

Floating Rate Loan Interests (e)

Chemicals — 0.2%
Styron Sarl, Term Loan, 6.00%, 6/17/16	299	300,497

Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16	240	245,100
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 8/24/16	474	475,589

		720,689

Consumer Finance — 0.7%
Springleaf Financial Funding co. (FKA AGFS Funding Co.), Term Loan, 7.25%, 4/21/15	1,000	1,000,469

Food Products — 0.3%
Advance Pierre Foods, Term Loan, 11.25%, 9/29/17	400	406,000

Health Care Providers & Services — 0.5%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15	285	279,300
Tranche A Term Loan, 8.50%, 2/22/15	149	145,567
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan, 4.75%, 8/14/16	398	398,746

		823,613

Hotels, Restaurants & Leisure — 0.6%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15	200	184,969
Travelport LLC (FKA Travelport, Inc.), Loan, 8.31%, 3/27/12	735	671,503

		856,472

Household Durables — 0.2%
Visant Corp. (FKA Jostens), Term Loan, 5.25%, 12/22/16	339	338,302

IT Services — 0.3%
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14	32	30,280
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14	426	407,134

		437,414

Independent Power Producers & Energy Traders — 0.7%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.76% — 3.80%, 10/10/14	116	97,948
Initial Tranche B-3 Term Loan, 3.76% — 3.80%, 10/10/14	1,178	989,260
		1,087,208

Media — 1.5%
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	1,700	1,709,553
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	550	585,062

		2,294,615

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

7

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (e)	(000)	Value

Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15	$1,050	$1,071,399

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13	700	693,109

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 0.11%, 10/10/16	39	36,692
Extended Term Loan B, 4.56%, 10/10/16	230	216,336

		253,028

Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.05% - 5.00%, 5/29/14	73	69,565

Wireless Telecommunication Services — 0.9%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15	1,294	1,313,575

Total Floating Rate Loan Interests — 7.8%		11,665,955

	Beneficial Interest
Other Interests (k)	(000)

Auto Components — 0.8%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(l)	1,331,442

Household Durables — 0.1%
Stanley Martin, Class B Membership Units (m)	—	(l)	121,950
Total Other Interests — 0.9%			1,453,392

Preferred Securities	Shares

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (e)	335	264,650

Total Capital Trusts — 0.2%		264,650

Preferred Stocks	Shares

Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(d)	5,490	830,362

Automobiles — 0.4%
General Motors Co., 4.75%	11,950	575,990

Diversified Financial Services — 0.6%
Citigroup, Inc., 7.50% (d)	6,800	860,200

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)	5,543	135,249

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)	13,993	—

Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(d)	216,700	123,248

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)(d)	4,287	73,951

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (a)	10,000	28,500
Freddie Mac, Series Z (a)	32,188	54,720
		83,220

Total Preferred Stocks — 1.8%		2,682,220

Trust Preferreds

Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)(e)	59,340	1,513,170

Total Trust Preferreds — 1.0%		1,513,170

Total Preferred Securities — 3.0%		4,460,040

Warrants (n)

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	15,990	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	181	2

Total Warrants — 0.0%		2

Total Long-Term Investments (Cost — $138,136,036) — 95.1%		142,654,832

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

8

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (o)(p)	9,422,214	$9,422,214

Total Short-Term Securities (Cost — $9,422,214) — 6.3%		9,422,214

Total Investments (Cost — $147,558,250*) — 101.4%		152,077,046
Liabilities in Excess of Other Assets — (1.4)%		(2,036,067)

Net Assets — 100.0%		$150,040,979

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$147,834,734
Gross unrealized appreciation	$7,549,007
Gross unrealized depreciation	(3,306,695)
Net unrealized appreciation	$4,242,312

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized Appreciation
Counterparty	Value	(Depreciation)
Barclays Capital	$390,738	$737
Citigroup Global Markets, Inc.	$508,125	$8,125
JPMorgan Securities, Inc.	$822,175	$1,175
UBS Securities	$191,425	$1,425

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)	Restricted security as to resale, representing 0.1% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Stanley Martin, Class B Membership Units	4/03/06	$227,862	$121,950

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

			Shares
	Shares	Net	Held at
Affiliate	Held at December 31, 2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	9,422,214	9,422,214	$1,950

(p)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

9

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows:

	Receive				Notional
	Fixed		Expiration	Credit	Amount	Unrealized
Index	Rate	Counterparty	Date	Rating[1]	(000)[2]	Appreciation

Dow Jones CDX North America High Yield Index Series 15	5.00%	Credit Suisse International	12/20/15	B	$10,000	$30,465

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$636,577	$258,936	—	$895,513
Corporate Bonds	—	123,294,412	$885,518	124,179,930
Floating Rate Loan Interests	—	9,584,627	2,081,328	11,665,955
Other Interests	—	1,331,442	121,950	1,453,392
Capital Trusts	—	264,650	—	264,650
Preferred Stocks	1,728,610	953,610	—	2,682,220
Trust Preferreds	—	1,513,170	—	1,513,170
Warrants	—	—	2	2
Short-Term Securities	9,422,214	—	—	9,422,214

Total	$11,787,401	$137,200,847	$3,088,798	$152,077,046

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

10

Schedule of Investments (concluded)	BlackRock High Income V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$30,465	—	$30,465

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Floating
		Rate
	Corporate	Loan	Other		Unfunded Loan
	Bonds	Interests	Interests	Warrants	Commitments
	Assets	Assets	Assets	Assets	Liabilities	Total

Assets/Liabilities:

Balance, as of December 31, 2010	$937,985	$4,454,746	$121,950	$2	$(368)	$5,514,315
Accrued discounts/premiums	—	785	—	—	—	785
Net realized gain (loss)	739	6,901	—	—	—	7,640
Net change in unrealized appreciation/depreciation[2]	(2,061)	14,334	—	—	368	12,641
Purchases	—	—	—	—	—	—
Sales	(49,945)	(166,781)	—	—	—	(216,726)
Transfers in3	—	585,062	—	—	—	585,062
Transfers out[3]	(1,200)	(2,813,719)	—	—	—	(2,814,919)

Balance, as of March 31, 2011	$885,518	$2,081,328	$121,950	$2	—	$3,088,798

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $15,153.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

11

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock International Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 6.2%
National Australia Bank Ltd.	193,996	$5,185,010
Newcrest Mining Ltd.	77,497	3,192,439
Suncorp-Metway Ltd.	358,051	3,141,440

		11,518,889

China — 1.4%
Evergrande Real Estate Group Ltd.	4,865,000	2,670,185

Finland — 0.8%
KCI Konecranes Oyj (a)	31,522	1,458,262

France — 13.7%
AXA SA	168,901	3,529,030
Cie de Saint-Gobain SA	61,887	3,784,736
Legrand Promesses	70,816	2,945,776
Sanofi-Aventis	65,470	4,587,782
Schneider Electric SA	29,500	5,038,350
Societe Generale SA	56,090	3,643,282
Total SA	30,488	1,857,741

		25,386,697

Germany — 14.9%
BASF SE	52,784	4,556,050
Bayer AG	72,018	5,564,317
Bilfinger Berger SE	39,722	3,436,529
Deutsche Bank AG, Registered Shares	62,904	3,688,169
Deutsche Telekom AG	307,988	4,764,066
E.ON AG	71,475	2,173,491
HeidelbergCement AG	50,266	3,495,373

		27,677,995

Japan — 18.1%
Hitachi Ltd.	804,000	4,185,285
Honda Motor Co., Ltd.	62,300	2,314,670
Komatsu Ltd.	108,932	3,695,588
Mitsubishi Corp.	147,300	4,084,394
Mitsubishi UFJ Financial Group, Inc.	897,600	4,135,834
Mitsui Chemicals, Inc.	543,000	1,927,406
Nippon Telegraph & Telephone Corp.	80,200	3,582,125
Nissan Motor Co., Ltd.	383,700	3,408,417
Nitto Denko Corp.	51,100	2,707,682
Sumitomo Corp.	248,500	3,551,370

		33,592,771

Mexico — 1.6%
America Movil, SA de CV — ADR	50,972	2,961,473

Netherlands — 5.6%
ING Groep NV CVA (a)	319,630	4,057,324
Koninklijke Ahold NV	174,234	2,336,668
Koninklijke KPN NV	236,164	4,027,103

		10,421,095

South Korea — 2.5%
LG Display Co. Ltd.	42,470	1,331,057
Samsung Electronics Co., Ltd.	3,779	3,204,460

		4,535,517

Spain — 5.7%
Banco Santander SA	298,930	3,486,722
Repsol YPF SA	142,801	4,894,394
Telefonica SA	90,812	2,277,989

		10,659,105

Switzerland — 3.4%
Novartis AG, Registered Shares	117,800	6,378,982

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	271,239	3,303,691

United Kingdom — 20.1%
Aviva Plc	481,066	3,338,228
BHP Billiton Plc	121,512	4,810,806
British American Tobacco Plc	128,277	5,143,595
Centrica Plc	615,803	3,211,293
Rio Tinto Plc, Registered Shares	47,713	3,373,225
Royal Dutch Shell Plc, Class B	216,987	7,879,673
Tesco Plc	689,729	4,213,316
United Business Media Ltd.	258,323	2,477,981
William Morrison Supermarkets Plc	641,194	2,836,045

		37,284,162

Total Common Stocks — 95.8%		177,848,824

Participation Notes

India — 0.8%
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14	153,778	479,218
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock International Value V.I. Fund (Percentages shown are based on Net Assets)

Participation Notes	Shares	Value

India — 0.8%
UBS AG (Glenmark Pharmaceuticals Ltd.), due 12/18/12	149,822	$952,718

Total Participation Notes — 0.8%		1,431,936

Total Long-Term Investments (Cost — $156,003,044) — 96.6%		179,280,760

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	3,110,773	3,110,773

Time Deposits	Par (000)

Denmark — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/11 DKK	19	3,544

Euro — 0.0%
Brown Brothers Harriman & Co., 0.11%, 4/01/11 EUR	3	4,326

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/11 JPY	1,094	13,193

Total Time Deposits		21,063

Total Short-Term Securities (Cost — $3,131,836) — 1.7%		3,131,836

Total Investments (Cost — $159,134,880*) — 98.3%		182,412,596
Other Assets Less Liabilities — 1.7%		3,258,562

Net Assets — 100.0%		$185,671,158

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$159,940,842

Gross unrealized appreciation	$23,840,497
Gross unrealized depreciation	(1,368,743)

Net unrealized appreciation	$22,471,754

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares
	at		Shares
	December 31,	Net	at
Affiliate	2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,054,561	1,056,212	3,110,773	$1,106
(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock International Value V.I. Fund
•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

USD	794,236	EUR	564,008	State Street Bank & Trust	4/1/11	$(5,076)
CHF	355,633	USD	388,627	Goldman Sachs International	4/4/11	(1,439)
EUR	1,814,487	USD	2,574,032	Goldman Sachs International	4/4/11	(2,541)
GBP	424,297	USD	684,603	Goldman Sachs International	4/4/11	(3,946)
KRW	869,118,302	USD	793,498	Brown Brothers Harriman	4/4/11	(1,194)
USD	7,202,900	JPY	597,334,298	Citibank NA	4/5/11	21,637

Total						$7,441

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock International Value V.I. Fund
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Australia	—	$11,518,889	—	$11,518,889
China	—	2,670,185	—	2,670,185
Finland	—	1,458,262	—	1,458,262
France	—	25,386,697	—	25,386,697
Germany	—	27,677,995	—	27,677,995
Japan	$4,185,285	29,407,486	—	33,592,771
Mexico	2,961,473	—	—	2,961,473
Netherlands	—	10,421,095	—	10,421,095
South Korea	—	4,535,517	—	4,535,517
Spain	—	10,659,105	—	10,659,105
Switzerland	—	6,378,982	—	6,378,982
Taiwan	3,303,691	—	—	3,303,691
United Kingdom	—	37,284,162	—	37,284,162
Participation Notes:
India	—	—	$1,431,936	1,431,936
Short-Term Securities:
Money Market Funds	3,110,773	—	—	3,110,773
Time Deposits	—	21,063	—	21,063

Total	$13,561,222	$167,419,438	$1,431,936	$182,412,596

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$21,637	—	$21,637
Liabilities:
Foreign currency exchange contracts	—	(14,196)	—	(14,196)

Total	—	$7,441	—	$7,441

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (continued)	BlackRock International Value V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes

Balance as of December 31, 2010	$3,610,789
Accrued discounts/ premium	—
Realized gain (loss)	380,170
Change in unrealized appreciation/ depreciation[2]	(808,802)
Purchases	76,463
Sales	(1,826,684)
Transfers in3	—
Transfers out[3]	—

Balance, as of March 31, 2011	$1,431,936

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2011 was $(808,802).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.1%
Raytheon Co.	74,000	$3,764,380

Airlines — 0.8%
Southwest Airlines Co.	224,000	2,829,120

Auto Components — 1.3%
Autoliv, Inc.	45,000	3,340,350
TRW Automotive Holdings Corp. (a)	20,000	1,101,600

		4,441,950

Automobiles — 1.0%
Harley-Davidson, Inc.	81,000	3,441,690

Beverages — 1.0%
Coca-Cola Enterprises, Inc.	10,000	273,000
Dr. Pepper Snapple Group, Inc.	83,000	3,084,280

		3,357,280

Biotechnology — 3.8%
Amgen, Inc. (a)	85,000	4,543,250
Biogen Idec, Inc. (a)	52,000	3,816,280
Cephalon, Inc. (a)	58,000	4,395,240

		12,754,770

Capital Markets — 1.5%
Ameriprise Financial, Inc.	57,000	3,481,560
Ares Capital Corp.	80,000	1,352,000
Raymond James Financial, Inc.	5,000	191,200

		5,024,760

Commercial Banks — 0.7%
KeyCorp	209,000	1,855,920
Wells Fargo & Co.	18,000	570,600

		2,426,520

Communications Equipment — 1.7%
Motorola Solutions Inc. (a)	84,000	3,753,960
Tellabs, Inc.	378,000	1,980,720

		5,734,680

Computers & Peripherals — 4.6%
Apple, Inc. (a)	13,000	4,529,850
Dell, Inc. (a)	261,000	3,787,110
Seagate Technology (a)	252,000	3,628,800
Western Digital Corp. (a)	94,000	3,505,260

		15,451,020

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	85,000	3,456,100

Consumer Finance — 1.2%
Discover Financial Services, Inc.	161,000	3,883,320

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	87,000	3,356,460

Diversified Consumer Services — 0.9%
ITT Educational Services, Inc. (a)	41,000	2,958,150

Diversified Financial Services — 0.4%
JPMorgan Chase & Co.	26,000	1,198,600

Diversified Telecommunication Services — 1.4%
AT&T Inc.	29,000	887,400
Qwest Communications International, Inc.	534,000	3,647,220

		4,534,620

Electric Utilities — 1.4%
Edison International	39,000	1,427,010
FirstEnergy Corp.	84,709	3,141,857

		4,568,867

Electrical Equipment — 0.3%
Thomas & Betts Corp. (a)	17,000	1,010,990

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	192,000	3,960,960

Energy Equipment & Services — 1.1%
Nabors Industries Ltd. (a)	119,000	3,615,220

Food & Staples Retailing — 2.0%
The Kroger Co.	155,000	3,715,350
Safeway, Inc.	127,000	2,989,580

		6,704,930

Food Products — 0.5%
Tyson Foods, Inc., Class A	93,000	1,784,670

Health Care Equipment & Supplies — 0.3%
Hill-Rom Holdings, Inc.	31,000	1,177,380

Health Care Providers & Services — 8.7%
Aetna, Inc.	100,000	3,743,000
AmerisourceBergen Corp.	91,000	3,599,960
Cardinal Health, Inc.	87,000	3,578,310
Health Management Associates, Inc., Class A (a)	281,000	3,062,900
Health Net, Inc. (a)	36,000	1,177,200
Lincare Holdings, Inc.	84,000	2,491,440
Tenet Healthcare Corp. (a)	458,000	3,412,100
UnitedHealth Group, Inc.	104,000	4,700,800
WellPoint, Inc.	50,000	3,489,500

		29,255,210

Household Durables — 0.2%
Pulte Group, Inc. (a)	96,000	710,400

Household Products — 0.4%
The Procter & Gamble Co.	21,000	1,293,600

IT Services — 1.6%
International Business Machines Corp.	11,000	1,793,770
The Western Union Co.	170,000	3,530,900

		5,324,670

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc. (a)	93,000	2,003,220

Industrial Conglomerates — 2.4%
General Electric Co.	403,000	8,080,150

Insurance — 2.0%
American International Group, Inc. (a)	87,000	3,057,180
Assurant, Inc.	29,000	1,116,790
BLACKROCK VARIABLE SERIES FUNDS, INC.
MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded):
Berkshire Hathaway, Inc. (a)	5,000	$418,150
Unum Group	78,000	2,047,500

		6,639,620

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	1,000	586,210

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. (a)	80,000	3,582,400
Illumina, Inc. (a)	47,000	3,293,290
Pharmaceutical Product Development, Inc.	104,000	2,881,840

		9,757,530

Machinery — 1.5%
AGCO Corp. (a)	60,000	3,298,200
Timken Co.	34,000	1,778,200

		5,076,400

Media — 7.7%
CBS Corp., Class B	154,000	3,856,160
Comcast Corp., Class A	201,000	4,968,720
DIRECTV, Class A (a)	90,000	4,212,000
Interpublic Group of Cos., Inc.	285,000	3,582,450
Liberty Media Holding Corp. - Capital (a)	25,000	1,841,750
Time Warner Cable, Inc.	54,000	3,852,360
Virgin Media, Inc.	125,000	3,473,750

		25,787,190

Metals & Mining — 1.2%
Alcoa, Inc.	226,000	3,988,900

Multi-Utilities — 1.0%
CMS Energy Corp.	166,000	3,260,240

Multiline Retail — 1.1%
Macy’s, Inc.	152,000	3,687,520

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	18,000	1,933,740
Exxon Mobil Corp.	84,000	7,066,920
Marathon Oil Corp.	80,000	4,264,800
Murphy Oil Corp.	50,000	3,671,000
Sunoco, Inc.	80,000	3,647,200
Tesoro Corp. (a)	135,000	3,622,050
Valero Energy Corp.	130,000	3,876,600

		28,082,310

Paper & Forest Products — 0.8%
Domtar Corp.	28,000	2,569,840

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	169,000	4,466,670
Eli Lilly & Co.	121,000	4,255,570
Endo Pharmaceuticals Holdings, Inc. (a)	54,000	2,060,640
Forest Laboratories, Inc. (a)	94,000	3,036,200
Johnson & Johnson	12,000	711,000
Pfizer, Inc.	36,000	731,160

		15,261,240

Semiconductors & Semiconductor Equipment — 13.9%
Altera Corp.	87,000	3,829,740
Analog Devices, Inc.	87,000	3,426,060
Applied Materials, Inc.	247,000	3,858,140
Atmel Corp. (a)	260,000	3,543,800
Cypress Semiconductor Corp. (a)	170,000	3,294,600
Fairchild Semiconductor International, Inc. (a)	172,000	3,130,400
Intel Corp.	263,000	5,304,710
Lam Research Corp. (a)	66,000	3,739,560
Maxim Integrated Products, Inc.	139,000	3,558,400
National Semiconductor Corp.	185,000	2,652,900
Nvidia Corp. (a)	192,000	3,544,320
ON Semiconductor Corp. (a)	325,000	3,207,750
Teradyne, Inc. (a)	194,000	3,455,140

		46,545,520

Software — 2.7%
Autodesk, Inc. (a)	82,000	3,617,020
CA, Inc.	129,000	3,119,220
Microsoft Corp.	72,000	1,825,920
Symantec Corp. (a)	23,000	426,420

		8,988,580

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	24,000	1,574,880
GameStop Corp., Class A (a)	137,000	3,085,240
Limited Brands, Inc.	109,000	3,583,920
Ross Stores, Inc.	48,000	3,413,760
Williams-Sonoma, Inc.	86,000	3,483,000

		15,140,800

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	15,000	780,600

Tobacco — 1.9%
Philip Morris International, Inc.	99,000	6,497,370

Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp. (a)	779,000	3,614,560

Total Long-Term Investments (Cost — $283,812,448) — 99.8%		334,368,117

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	495,230	495,230

Total Short-Term Securities (Cost — $495,230) — 0.2%		495,230

Total Investments (Cost — $284,307,678*) — 100.0%		334,863,347
Other Assets Less Liabilities — 0.0%		98,945

Net Assets — 100.0%		$334,962,292

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$289,082,977

Gross unrealized appreciation	$52,015,186
Gross unrealized depreciation	(6,234,816)

Net unrealized appreciation	$45,780,370

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	December 31, 2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,140,611	(645,381)	495,230	$433

(c)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
BLACKROCK VARIABLE SERIES FUNDS, INC.
MARCH 31, 2011

3

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$334,368,117	—	—	$334,368,117
Short-Term Securities	495,230	—	—	495,230

Total	$334,863,347	—	—	$334,863,347

[1]	See above Schedule of Investments for values in each industry.
BLACKROCK VARIABLE SERIES FUNDS, INC.
MARCH 31, 2011

4

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.9%
Raytheon Co.	21,000	$1,068,270

Airlines — 0.9%
Southwest Airlines Co.	85,000	1,073,550

Auto Components — 0.8%
Autoliv, Inc.	13,000	964,990

Automobiles — 1.1%
Harley-Davidson, Inc.	31,000	1,317,190

Beverages — 2.2%
Coca-Cola Enterprises, Inc.	49,000	1,337,700
Dr. Pepper Snapple Group, Inc.	33,000	1,226,280

		2,563,980

Biotechnology — 1.0%
Myriad Genetics, Inc. (a)	59,000	1,188,850

Chemicals — 1.8%
Albemarle Corp.	17,000	1,016,090
Nalco Holding Co.	41,000	1,119,710

		2,135,800

Commercial Services & Supplies — 3.0%
Avery Dennison Corp.	26,000	1,090,960
Iron Mountain, Inc.	39,000	1,217,970
Waste Connections, Inc.	41,000	1,180,390

		3,489,320

Computers & Peripherals — 6.1%
Apple, Inc. (a)	9,000	3,136,050
Dell, Inc. (a)	107,000	1,552,570
Seagate Technology (a)	91,000	1,310,400
Western Digital Corp. (a)	32,000	1,193,280

		7,192,300

Construction & Engineering — 3.1%
Chicago Bridge & Iron Co. NV	30,000	1,219,800
KBR, Inc.	35,000	1,321,950
URS Corp. (a)	25,000	1,151,250

		3,693,000

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	32,000	1,234,560

Diversified Consumer Services — 1.0%
ITT Educational Services, Inc. (a)	17,000	1,226,550

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	58,000	1,196,540
Ingram Micro, Inc., Class A (a)	43,000	904,290

		2,100,830

Energy Equipment & Services — 1.1%
Nabors Industries Ltd. (a)	41,000	1,245,580

Food & Staples Retailing — 1.1%
The Kroger Co.	52,000	1,246,440

Health Care Equipment & Supplies — 1.0%
Varian Medical Systems, Inc. (a)	18,000	1,217,520

Health Care Providers & Services — 9.5%
Aetna, Inc.	31,000	1,160,330
AmerisourceBergen Corp.	37,000	1,463,720
Cardinal Health, Inc.	30,000	1,233,900
Community Health Systems, Inc. (a)	30,000	1,199,700
Health Management Associates, Inc., Class A (a)	118,000	1,286,200
Lincare Holdings, Inc.	41,000	1,216,060
Tenet Healthcare Corp. (a)	167,000	1,244,150
UnitedHealth Group, Inc.	27,000	1,220,400
WellPoint, Inc.	17,000	1,186,430

		11,210,890

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	17,000	628,150

IT Services — 3.3%
Gartner, Inc., Class A (a)	30,000	1,250,100
International Business Machines Corp.	8,000	1,304,560
The Western Union Co.	66,000	1,370,820

		3,925,480

Independent Power Producers & Energy Traders — 1.3%
GenOn Energy, Inc. (a)	181,440	691,286
NRG Energy, Inc. (a)	41,000	883,140

		1,574,426

Industrial Conglomerates — 1.6%
General Electric Co.	96,000	1,924,800

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	1,000	586,210

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc. (a)	32,000	1,432,960
Illumina, Inc. (a)	19,000	1,331,330
Pharmaceutical Product Development, Inc.	40,000	1,108,400

		3,872,690

Machinery — 2.3%
Gardner Denver, Inc.	1,000	78,030
Manitowoc Co.	63,000	1,378,440
Oshkosh Corp. (a)	35,000	1,238,300

		2,694,770

Media — 4.9%
CBS Corp., Class B	53,000	1,327,120
DIRECTV, Class A (a)	41,000	1,918,800
Interpublic Group of Cos., Inc.	105,000	1,319,850
John Wiley & Sons, Inc., Class A	25,000	1,271,000

		5,836,770

Metals & Mining — 3.5%
Alcoa, Inc.	74,000	1,306,100
Cliffs Natural Resources, Inc.	15,000	1,474,200
Walter Industries, Inc.	10,000	1,354,300

		4,134,600

BLACKROCK VARIABLE SERIES FUNDS, INC.
MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multiline Retail — 1.1%
Macy’s, Inc.	51,000	$1,237,260

Office Electronics — 1.0%
Zebra Technologies Corp., Class A (a)	29,000	1,137,960

Oil, Gas & Consumable Fuels — 6.0%
Exxon Mobil Corp.	52,000	4,374,760
Marathon Oil Corp.	27,000	1,439,370
Murphy Oil Corp.	17,000	1,248,140

		7,062,270

Personal Products — 1.0%
Herbalife Ltd.	15,000	1,220,400

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	41,000	1,083,630
Eli Lilly & Co.	38,000	1,336,460
Endo Pharmaceuticals Holdings, Inc. (a)	11,000	419,760

		2,839,850

Semiconductors & Semiconductor Equipment — 14.7%
Altera Corp.	34,000	1,496,680
Analog Devices, Inc.	34,000	1,338,920
Applied Materials, Inc.	99,000	1,546,380
Atmel Corp. (a)	95,000	1,294,850
Cypress Semiconductor Corp. (a)	3,000	58,140
Intel Corp.	115,000	2,319,550
Lam Research Corp. (a)	24,000	1,359,840
Marvell Technology Group Ltd. (a)	81,000	1,259,550
Maxim Integrated Products, Inc.	51,000	1,305,600
National Semiconductor Corp.	83,000	1,190,220
Nvidia Corp. (a)	72,000	1,329,120
ON Semiconductor Corp. (a)	123,000	1,214,010
Rambus, Inc. (a)	21,000	415,800
Teradyne, Inc. (a)	71,000	1,264,510

		17,393,170

Software — 4.6%
Activision Blizzard, Inc.	18,000	197,460
Autodesk, Inc. (a)	33,000	1,455,630
CA, Inc.	50,000	1,209,000
Cadence Design Systems, Inc. (a)	122,000	1,189,500
Microsoft Corp.	8,000	202,880
Symantec Corp. (a)	66,000	1,223,640

		5,478,110

Specialty Retail — 5.4%
Advance Auto Parts, Inc.	19,000	1,246,780
Limited Brands, Inc.	43,000	1,413,840
PetSmart, Inc.	29,000	1,187,550
Ross Stores, Inc.	18,000	1,280,160
Williams-Sonoma, Inc.	32,000	1,296,000

		6,424,330

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	26,000	1,353,040

Tobacco — 2.6%
Philip Morris International, Inc.	46,000	3,018,980

Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	79,000	1,282,960

Total Long-Term Investments (Cost — $99,991,150) — 99.6%		117,795,846

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	427,812	427,812

Total Short-Term Securities (Cost — $427,812) — 0.4%		427,812
Total Investments (Cost — $100,418,962*) — 100.0%		118,223,658
Other Assets Less Liabilities — 0.0%		16,348

Net Assets — 100.0%		$118,240,006

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$101,307,815

Gross unrealized appreciation	$18,954,483
Gross unrealized depreciation	(2,038,640)

Net unrealized appreciation	$16,915,843

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares
	Held at		Shares
	December 31,	Net	Held at
Affiliate	2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	427,812	427,812	$101

(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$117,795,846	—	—	$117,795,846
Short-Term Securities	427,812	—	—	427,812

Total	$118,223,658	—	—	$118,223,658

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.3%
Raytheon Co.	32,000	$1,627,840

Airlines — 1.0%
Southwest Airlines Co.	106,000	1,338,780

Auto Components — 0.4%
TRW Automotive Holdings Corp. (a)	10,000	550,800

Beverages — 3.3%
Coca-Cola Enterprises, Inc.	52,000	1,419,600
Constellation Brands, Inc., Class A (a)	69,000	1,399,320
Dr. Pepper Snapple Group, Inc.	38,000	1,412,080

		4,231,000

Biotechnology — 3.0%
Amgen, Inc. (a)	41,000	2,191,450
Biogen Idec, Inc. (a)	23,000	1,687,970

		3,879,420

Capital Markets — 2.3%
Ameriprise Financial, Inc.	20,000	1,221,600
Ares Capital Corp.	76,000	1,284,400
Raymond James Financial, Inc.	10,000	382,400

		2,888,400

Chemicals — 0.8%
Huntsman Corp.	42,000	729,960
RPM International, Inc.	14,000	332,220

		1,062,180

Commercial Banks — 3.4%
CapitalSource, Inc.	186,000	1,309,440
KeyCorp	152,000	1,349,760
Popular, Inc. (a)	430,000	1,251,300
Wells Fargo & Co.	15,000	475,500

		4,386,000

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	16,000	671,360

Communications Equipment — 1.9%
Motorola Solutions, Inc. (a)	36,000	1,608,840
Tellabs, Inc.	167,000	875,080

		2,483,920

Computers & Peripherals — 3.2%
Lexmark International, Inc., Class A (a)	37,000	1,370,480
Seagate Technology (a)	96,000	1,382,400
Western Digital Corp. (a)	37,000	1,379,730

		4,132,610

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV	15,000	609,900

Consumer Finance — 1.2%
Discover Financial Services, Inc.	63,000	1,519,560

Diversified Consumer Services — 0.2%
Service Corp. International	18,000	199,080

Diversified Financial Services — 1.9%
Bank of America Corp.	15,000	199,950
JPMorgan Chase & Co.	21,000	968,100
The NASDAQ Stock Market, Inc. (a)	50,000	1,292,000

		2,460,050

Diversified Telecommunication Services — 4.4%
AT&T Inc.	24,000	734,400
Qwest Communications International, Inc.	225,000	1,536,750
Verizon Communications, Inc.	87,000	3,352,980

		5,624,130

Electric Utilities — 2.1%
FirstEnergy Corp.	36,018	1,335,908
Pepco Holdings, Inc.	72,000	1,342,800

		2,678,708

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	85,000	1,753,550
Ingram Micro, Inc., Class A (a)	66,000	1,387,980

		3,141,530

Energy Equipment & Services — 1.1%
Nabors Industries Ltd. (a)	46,000	1,397,480

Food & Staples Retailing — 1.2%
The Kroger Co.	65,000	1,558,050

Food Products — 1.0%
Tyson Foods, Inc., Class A	70,000	1,343,300

Health Care Providers & Services — 7.0%
Aetna, Inc.	43,000	1,609,490
Cardinal Health, Inc.	35,000	1,439,550
Cigna Corp.	34,000	1,505,520
Coventry Health Care, Inc. (a)	22,000	701,580
Health Net, Inc. (a)	43,000	1,406,100
UnitedHealth Group, Inc.	52,000	2,350,400

		9,012,640

Household Durables — 0.3%
Pulte Group, Inc. (a)	58,000	429,200

Household Products — 0.5%
The Procter & Gamble Co.	10,000	616,000

Independent Power Producers & Energy Traders — 2.9%
The AES Corp. (a)	107,000	1,391,000
GenOn Energy, Inc. (a)	308,000	1,173,480
NRG Energy, Inc. (a)	55,000	1,184,700

		3,749,180

Industrial Conglomerates — 3.4%
General Electric Co.	215,000	4,310,750

Insurance — 8.2%
American Financial Group, Inc.	40,000	1,400,800
American International Group, Inc. (a)	32,000	1,124,480
Assurant, Inc.	34,000	1,309,340
Axis Capital Holdings Ltd.	20,000	698,400
BLACKROCK VARIABLE SERIES FUNDS, INC.
MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Berkshire Hathaway, Inc. (a)	3,000	$250,890
HCC Insurance Holdings, Inc.	5,000	156,550
MBIA, Inc. (a)	121,000	1,214,840
Principal Financial Group, Inc.	46,000	1,477,060
Unum Group	54,000	1,417,500
XL Group Plc	59,000	1,451,400

		10,501,260

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. - Interactive (a)	86,000	1,379,440

Machinery — 2.2%
AGCO Corp. (a)	26,000	1,429,220
Timken Co.	26,000	1,359,800

		2,789,020

Media — 4.3%
CBS Corp., Class B	68,000	1,702,720
Comcast Corp., Class A	104,000	2,570,880
Gannett Co., Inc.	83,000	1,264,090

		5,537,690

Metals & Mining — 1.3%
Alcoa, Inc.	96,000	1,694,400

Multi-Utilities — 2.1%
CMS Energy Corp.	70,000	1,374,800
NiSource, Inc.	71,000	1,361,780

		2,736,580

Multiline Retail — 1.2%
Macy’s, Inc.	61,000	1,479,860

Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp.	12,000	1,289,160
ConocoPhillips	3,000	239,580
Marathon Oil Corp.	36,000	1,919,160
Murphy Oil Corp.	22,000	1,615,240
Sunoco, Inc.	30,000	1,367,700
Tesoro Corp. (a)	49,000	1,314,670
Valero Energy Corp.	57,000	1,699,740

		9,445,250

Paper & Forest Products — 2.2%
Domtar Corp.	15,000	1,376,700
MeadWestvaco Corp.	47,000	1,425,510

		2,802,210

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	79,000	2,087,970
Eli Lilly & Co.	53,000	1,864,010
Endo Pharmaceuticals Holdings, Inc. (a)	36,000	1,373,760
Forest Laboratories, Inc. (a)	45,000	1,453,500
Johnson & Johnson	2,000	118,500
Pfizer, Inc.	28,000	568,680

		7,466,420

Road & Rail — 0.6%
Ryder System, Inc.	15,000	759,000

Semiconductors & Semiconductor Equipment — 6.1%
Atmel Corp. (a)	96,000	1,308,480
Fairchild Semiconductor International, Inc. (a)	44,000	800,800
Intel Corp.	93,000	1,875,810
National Semiconductor Corp.	90,000	1,290,600
Novellus Systems, Inc. (a)	34,000	1,262,420
Texas Instruments, Inc.	39,000	1,347,840

		7,885,950

Software — 1.0%
CA, Inc.	52,000	1,257,360

Specialty Retail — 2.8%
GameStop Corp., Class A (a)	57,000	1,283,640
Limited Brands, Inc.	35,000	1,150,800
Signet Jewelers Ltd. (a)	26,000	1,196,520

		3,630,960

Tobacco — 1.3%
Philip Morris International, Inc.	25,000	1,640,750

Wireless Telecommunication Services — 1.2%
Sprint Nextel Corp. (a)	327,000	1,517,280

Total Investments (Cost – $108,747,878*) – 100.0%		128,425,298
Liabilities in Excess of Other Assets – 0.0%		(27,439)

Net Assets – 100.0%		$128,397,859

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$111,930,658

Gross unrealized appreciation	$19,595,674
Gross unrealized depreciation	(3,101,034)

Net unrealized appreciation	$16,494,640

(a)	Non-income producing security.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$128,425,298	—	—	$128,425,298

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value

Domestic — 2.0%
State Street Bank & Trust Co.:
0.25%, 4/28/11	$4,000	$4,000,000
0.25%, 5/03/11	500	500,000

Total Certificates of Deposit — 2.0%		4,500,000

Commercial Paper (a)
Antalis US Funding Corp., 0.27%, 4/18/11	1,800	1,799,771
Argento Variable Funding Co., LLC:
0.31%, 5/04/11	3,386	3,385,038
0.32%, 6/28/11	3,000	2,997,653
Atlantis One Funding Corp., 0.27%, 6/07/11	6,225	6,221,872
CRC Funding LLC, 0.29%, 4/27/11	2,500	2,499,476
Fairway Finance Co., LLC, 0.23%, 4/12/11	6,000	5,999,578
Falcon Asset Securitization Co., LLC:
0.26%, 5/19/11	2,000	1,999,307
0.25%, 6/07/11	2,000	1,999,069
Govco LLC, 0.29%, 5/16/11	2,000	1,999,275
Grampian Funding LLC, 0.31%, 6/17/11	4,000	3,997,348
ING (U.S.), Funding LLC, 0.43%, 4/05/11	4,000	3,999,809
JPMorgan Chase & Co., 0.23%, 6/27/11	2,000	1,998,888
MetLife Short Term Funding LLC:
0.26%, 4/13/11	5,000	4,999,567
0.22%, 4/19/11	1,000	999,890
0.28%, 4/25/11	1,170	1,169,782
0.28%, 5/23/11	3,000	2,998,787
0.28%, 6/01/11	1,000	999,526
Nieuw Amsterdam Receivables Corp.:
0.28%, 6/02/11	4,000	3,998,071
0.28%, 6/27/11	1,000	999,323
Novartis Finance Corp., 0.26%, 8/12/11	3,000	2,997,118
Regency Markets No. 1 LLC, 0.23%, 4/01/11	9,000	9,000,000
Scaldis Capital LLC, 0.30%, 5/04/11	5,000	4,998,625
State Street Corp., 0.26%, 5/24/11	2,500	2,499,043
Sydney Capital Corp., 0.40%, 4/27/11	4,000	3,998,844
Thames Asset Global Securitization No. 1, Inc.:
0.41%, 4/01/11	3,000	3,000,000
0.24%, 4/11/11	3,048	3,047,797
0.24%, 4/15/11	3,000	2,999,720
Thunder Bay Funding LLC, 0.26%, 4/11/11	3,000	2,999,783
Ticonderoga Funding LLC, 0.28%, 4/04/11	8,636	8,635,799
Variable Funding Capital Corp.:
0.27%, 4/25/11	5,000	4,999,100
0.27%, 4/26/11	5,000	4,999,063
Windmill Funding Corp., 0.28%, 6/20/11	4,000	3,997,511

Total Commercial Paper — 50.7%		113,234,433

Corporate Notes
JPMorgan Chase & Co., 0.42%, 5/16/11 (b)	4,950	4,949,971

Total Corporate Notes — 2.2%		4,949,971

Municipal Bonds (c)
California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 4/07/11	2,300	2,300,000
City of Charlotte North Carolina, COP, Refunding, VRDN, NASCAR, Series D (Bank of America NA LOC), 0.25%, 4/07/11	7,800	7,800,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (State Street Bank & Trust Co. SBPA), 0.27%, 4/07/11	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.21%, 4/07/11	2,245	2,245,000
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (concluded)	(000)	Value

New York State HFA, RB, VRDN:
10 Barclay Street, Series A (Fannie Mae), 0.24%, 4/07/11	$5,000	$5,000,000
Biltmore Tower Housing, Series A, AMT (Fannie Mae), 0.25%, 4/07/11	3,000	3,000,000
Victory Housing, Series 2001, Series A, AMT (Freddie Mac), 0.25%, 4/07/11	5,000	5,000,000

Total Municipal Bonds - 12.7%		28,345,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.17%, 8/03/11 (a)	2,500	2,498,536
Fannie Mae Variable Rate Notes (b):
0.24%, 7/26/12	2,500	2,499,341
0.28%, 9/17/12	1,000	999,703
0.28%, 12/20/12	1,000	999,651
Federal Home Loan Bank Variable Rate Notes, 0.24%, 10/06/11 (b)	3,000	2,999,372
Freddie Mac Discount Notes, 0.21%, 6/21/11 (a)	3,000	2,998,582
Freddie Mac Variable Rate Notes (b):
0.19%, 5/05/11	4,000	3,999,887
0.20%, 12/29/11	3,500	3,498,683
0.21%, 2/16/12	5,000	4,998,228
0.23%, 4/03/12	4,000	3,998,364
0.20%, 11/02/12	3,000	2,997,108
0.30%, 1/24/13	1,500	1,498,901

Total U.S. Government Sponsored Agency Obligations - 15.2%		33,986,356

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.19%, 5/26/11	1,250	1,249,637
0.22%, 6/02/11	2,600	2,599,051
0.23%, 6/30/11	3,000	2,998,312
0.20%, 7/07/11	3,000	2,998,383
0.18%, 9/29/11	2,500	2,497,832
U.S. Treasury Notes:
4.88%, 5/31/11	2,500	2,518,996
1.13%, 6/30/11	3,750	3,758,152
5.00%, 8/15/11	3,000	3,053,350
1.00%, 9/30/11	3,000	3,010,798
1.00% - 4.63%, 10/31/11	7,000	7,094,292

Total U.S. Treasury Obligations - 14.2%		31,778,803

	Par
Repurchase Agreements	(000)	Value

Deutsche Bank Securities, Inc., 0.20%, 4/01/11 (Purchased on 3/30/11 to be repurchased at $6,627,074, collateralized by Fannie Mae, 6.50% due 10/01/39, par and fair value of $6,951,132 and $6,825,811, respectively)	$6,627	$6,627,000
Total Repurchase Agreements - 3.0%		6,627,000
Total Investments (Cost — $223,421,563*) — 100.0%		223,421,563
Other Assets Less Liabilities — 0.0%		83,604

Net Assets — 100.0%		$223,505,167

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$223,421,563	—	$223,421,563

1 See above Schedule of Investments for values in each security type.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co.	10,279	$759,926
General Dynamics Corp.	5,200	398,112
Goodrich Corp.	1,744	149,164
Honeywell International, Inc.	10,947	653,645
ITT Corp.	2,599	156,070
L-3 Communications Holdings, Inc.	1,577	123,495
Lockheed Martin Corp.	4,002	321,761
Northrop Grumman Corp.	4,024	252,345
Precision Castparts Corp.	2,004	294,949
Raytheon Co.	5,017	255,215
Rockwell Collins, Inc.	2,125	137,764
Textron, Inc.	3,852	105,506
United Technologies Corp.	12,846	1,087,414

		4,695,366

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,318	171,833
Expeditors International Washington, Inc.	2,961	148,464
FedEx Corp.	4,421	413,585
United Parcel Service, Inc., Class B	13,781	1,024,204

		1,758,086

Airlines — 0.1%
Southwest Airlines Co.	10,478	132,337

Auto Components — 0.3%
The Goodyear Tire & Rubber Co. (a)	3,392	50,812
Johnson Controls, Inc.	9,475	393,876

		444,688

Automobiles — 0.5%
Ford Motor Co. (a)	52,809	787,382
Harley-Davidson, Inc.	3,288	139,707

		927,089

Beverages — 2.4%
Brown-Forman Corp., Class B	1,409	96,235
The Coca-Cola Co.	32,026	2,124,925
Coca-Cola Enterprises Inc.	4,667	127,409
Constellation Brands, Inc., Class A (a)	2,494	50,578
Dr. Pepper Snapple Group, Inc.	3,128	116,236
Molson Coors Brewing Co., Class B	2,267	106,300
PepsiCo, Inc.	22,148	1,426,553

		4,048,236

Biotechnology — 1.3%
Amgen, Inc. (a)	13,014	695,598
Biogen Idec, Inc. (a)	3,363	246,810
Celgene Corp. (a)	6,486	373,140
Cephalon, Inc. (a)	1,083	82,070
Genzyme Corp. (a)	3,646	277,643
Gilead Sciences, Inc. (a)	11,096	470,914

		2,146,175

Building Products — 0.0%
Masco Corp.	5,113	71,173

Capital Markets — 2.4%
Ameriprise Financial, Inc.	3,448	210,604
The Bank of New York Mellon Corp.	17,249	515,228
The Charles Schwab Corp.	13,943	251,392
E*Trade Financial Corp. (a)	3,089	48,281
Federated Investors, Inc., Class B	1,270	33,973
Franklin Resources, Inc.	2,031	254,037
The Goldman Sachs Group, Inc.	7,267	1,151,601
Invesco Ltd.	6,455	164,990
Janus Capital Group, Inc.	2,598	32,397
Legg Mason, Inc.	2,146	77,449
Morgan Stanley	21,578	589,511
Northern Trust Corp.	3,402	172,651
State Street Corp.	7,054	317,007
T. Rowe Price Group, Inc.	3,621	240,507

		4,059,628

Chemicals — 2.1%
Air Products & Chemicals, Inc.	3,011	271,532
Airgas, Inc.	1,026	68,147
CF Industries Holdings, Inc.	1,009	138,021
The Dow Chemical Co.	16,305	615,514
E.I. du Pont de Nemours & Co.	12,866	707,244
Eastman Chemical Co.	978	97,135
Ecolab, Inc.	3,191	162,805
FMC Corp.	1,013	86,034
International Flavors & Fragrances, Inc.	1,131	70,461
Monsanto Co.	7,460	539,060
PPG Industries, Inc.	2,263	215,460
Praxair, Inc.	4,232	429,971
The Sherwin-Williams Co.	1,232	103,476
Sigma-Aldrich Corp.	1,702	108,315

		3,613,175

Commercial Banks — 2.9%
BB&T Corp.	9,697	266,183
Comerica, Inc.	2,391	87,798
Fifth Third Bancorp	12,892	178,941
First Horizon National Corp.	3,548	39,773
Huntington Bancshares, Inc.	11,646	77,329
KeyCorp	12,228	108,585
M&T Bank Corp.	1,669	147,656
Marshall & Ilsley Corp.	7,467	59,661
The PNC Financial Services Group, Inc. (b)	7,305	460,142
Regions Financial Corp.	17,559	127,478
SunTrust Banks, Inc.	6,987	201,505
U.S. Bancorp	26,757	707,188
Wells Fargo & Co.	73,545	2,331,377
Zions Bancorporation	2,570	59,264

		4,852,880

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	1,432	60,087
Cintas Corp.	1,817	55,001
Iron Mountain, Inc.	2,782	86,882
Pitney Bowes, Inc.	2,790	71,675
R.R. Donnelley & Sons Co.	2,912	55,095
Republic Services, Inc., Class A	4,289	128,842
Stericycle, Inc. (a)	1,165	103,300
Waste Management, Inc.	6,628	247,489

		808,371

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.1%
Cisco Systems, Inc.	77,160	$1,323,294
F5 Networks, Inc. (a)	1,131	116,007
Harris Corp.	1,780	88,288
JDS Uniphase Corp. (a)	3,130	65,229
Juniper Networks, Inc. (a)	7,468	314,254
Motorola Mobility Holdings Inc. (a)	4,086	99,698
Motorola Soultions Inc. (a)	4,716	210,758
QUALCOMM, Inc.	22,948	1,258,239
Tellabs, Inc.	5,351	28,039

		3,503,806

Computers & Peripherals — 4.4%
Apple, Inc. (a)	12,862	4,481,764
Dell, Inc. (a)	23,596	342,378
EMC Corp. (a)	28,879	766,738
Hewlett-Packard Co.	30,352	1,243,521
Lexmark International, Inc., Class A (a)	1,107	41,003
NetApp, Inc. (a)	5,136	247,453
SanDisk Corp. (a)	3,304	152,281
Western Digital Corp. (a)	3,234	120,596

		7,395,734

Construction & Engineering — 0.2%
Fluor Corp.	2,496	183,855
Jacobs Engineering Group, Inc. (a)	1,759	90,465
Quanta Services, Inc. (a)	3,111	69,780

		344,100

Construction Materials — 0.0%
Vulcan Materials Co.	1,799	82,034

Consumer Finance — 0.8%
American Express Co.	14,594	659,649
Capital One Financial Corp.	6,385	331,764
Discover Financial Services, Inc.	7,683	185,314
SLM Corp. (a)	7,356	112,547

		1,289,274

Containers & Packaging — 0.2%
Ball Corp.	2,355	84,427
Bemis Co.	1,540	50,527
Owens-Illinois, Inc. (a)	2,329	70,313
Sealed Air Corp.	2,255	60,118

		265,385

Distributors — 0.1%
Genuine Parts Co.	2,220	119,081

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	1,753	73,118
DeVry, Inc.	883	48,627
H&R Block, Inc.	4,376	73,254

		194,999

Diversified Financial Services — 4.2%
Bank of America Corp.	141,296	1,883,476
CME Group, Inc.	936	282,251
Citigroup, Inc. (a)	405,637	1,792,916
IntercontinentalExchange, Inc. (a)	1,018	125,764
JPMorgan Chase & Co.	55,612	2,563,713
Leucadia National Corp.	2,752	103,310
Moody’s Corp.	2,831	95,999
The NASDAQ Stock Market, Inc. (a)	2,091	54,031
NYSE Euronext	3,648	128,300

		7,029,760

Diversified Telecommunication Services — 2.7%
AT&T Inc.	82,527	2,525,326
CenturyLink, Inc.	4,307	178,956
Frontier Communications Corp.	13,874	114,044
Qwest Communications International, Inc.	23,984	163,811
Verizon Communications, Inc.	39,481	1,521,598
Windstream Corp.	7,040	90,605

		4,594,340

Electric Utilities — 1.7%
American Electric Power Co., Inc.	6,648	233,611
Duke Energy Corp.	18,611	337,790
Edison International	4,548	166,411
Entergy Corp.	2,524	169,638
Exelon Corp.	9,275	382,501
FirstEnergy Corp.	5,837	216,494
NextEra Energy, Inc.	5,877	323,940
Northeast Utilities, Inc.	2,437	84,320
PPL Corp.	6,762	171,079
Pepco Holdings, Inc.	3,142	58,598
Pinnacle West Capital Corp.	1,495	63,971
Progress Energy, Inc.	4,098	189,082
The Southern Co.	11,805	449,889

		2,847,324

Electrical Equipment — 0.5%
Emerson Electric Co.	10,485	612,638
Rockwell Automation, Inc.	2,012	190,436
Roper Industries, Inc.	1,347	116,462

		919,536

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,460	133,799
Corning, Inc.	21,958	452,994
Flir Systems, Inc.	2,227	77,077
Jabil Circuit, Inc.	2,675	54,650
Molex, Inc.	1,928	48,431

		766,951

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	6,062	445,133
Cameron International Corp. (a)	3,425	195,567
Diamond Offshore Drilling, Inc.	960	74,592
FMC Technologies, Inc. (a)	1,677	158,443
Halliburton Co.	12,779	636,905
Helmerich & Payne, Inc.	1,471	101,043
Nabors Industries Ltd. (a)	3,995	121,368
National Oilwell Varco, Inc.	5,896	467,376
Noble Corp.	3,475	158,530
Rowan Cos., Inc. (a)	1,764	77,934
Schlumberger Ltd.	18,998	1,771,753

		4,208,644

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	19,100	$655,512
Costco Wholesale Corp.	6,094	446,812
The Kroger Co.	8,878	212,806
SUPERVALU, Inc.	2,952	26,361
SYSCO Corp.	8,170	226,309
Safeway, Inc.	5,031	118,430
Wal-Mart Stores, Inc.	27,350	1,423,567
Walgreen Co.	12,872	516,682
Whole Foods Market, Inc.	2,062	135,886

		3,762,365

Food Products — 1.7%
Archer-Daniels-Midland Co.	8,832	318,040
Campbell Soup Co.	2,541	84,133
ConAgra Foods, Inc.	6,173	146,609
Dean Foods Co. (a)	2,700	27,000
General Mills, Inc.	8,826	322,590
H.J. Heinz Co.	4,531	221,203
The Hershey Co.	2,174	118,157
Hormel Foods Corp.	1,962	54,622
The J.M. Smucker Co.	1,662	118,650
Kellogg Co.	3,519	189,956
Kraft Foods, Inc.	24,416	765,686
McCormick & Co., Inc.	1,868	89,346
Mead Johnson Nutrition Co.	2,868	166,143
Sara Lee Corp.	8,625	152,404
Tyson Foods, Inc., Class A	4,251	81,577

		2,856,116

Gas Utilities — 0.1%
Nicor, Inc.	636	34,153
Oneok, Inc.	1,488	99,518

		133,671

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	8,085	434,730
Becton Dickinson & Co.	3,084	245,548
Boston Scientific Corp. (a)	21,582	155,175
C.R. Bard, Inc.	1,192	118,378
CareFusion Corp. (a)	3,114	87,815
Covidien Plc	6,890	357,867
Dentsply International, Inc.	2,029	75,053
Edwards Lifesciences Corp. (a)	1,602	139,374
Intuitive Surgical, Inc. (a)	541	180,402
Medtronic, Inc.	14,923	587,220
St. Jude Medical, Inc.	4,540	232,720
Stryker Corp.	4,694	285,395
Varian Medical Systems, Inc. (a)	1,672	113,094
Zimmer Holdings, Inc. (a)	2,665	161,312

		3,174,083

Health Care Providers & Services — 2.1%
Aetna, Inc.	5,361	200,662
AmerisourceBergen Corp.	3,865	152,899
Cardinal Health, Inc.	4,933	202,894
Cigna Corp.	3,790	167,821
Coventry Health Care, Inc. (a)	2,110	67,288
DaVita, Inc. (a)	1,336	114,241
Express Scripts, Inc. (a)	7,375	410,124
Humana, Inc. (a)	2,359	164,988
Laboratory Corp. of America Holdings (a)	1,377	126,863
McKesson Corp.	3,556	281,102
Medco Health Solutions, Inc. (a)	5,643	316,911
Patterson Cos., Inc.	1,400	45,066
Quest Diagnostics, Inc.	2,175	125,541
Tenet Healthcare Corp. (a)	6,637	49,446
UnitedHealth Group, Inc.	15,263	689,888
WellPoint, Inc.	5,239	365,630

		3,481,364

Health Care Technology — 0.1%
Cerner Corp. (a)	991	110,199

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	6,025	231,119
Darden Restaurants, Inc.	1,919	94,281
International Game Technology	4,171	67,695
Marriott International, Inc., Class A	4,076	145,024
McDonald’s Corp.	14,562	1,108,023
Starbucks Corp.	10,415	384,834
Starwood Hotels & Resorts Worldwide, Inc.	2,683	155,936
Wyndham Worldwide Corp.	2,414	76,789
Wynn Resorts Ltd.	1,058	134,631
Yum! Brands, Inc.	6,485	333,199

		2,731,531

Household Durables — 0.4%
D.R. Horton, Inc.	3,818	44,480
Fortune Brands, Inc.	2,142	132,568
Harman International Industries, Inc.	950	44,479
Leggett & Platt, Inc.	2,123	52,013
Lennar Corp., Class A	2,211	40,063
Newell Rubbermaid, Inc.	3,912	74,836
Pulte Group, Inc. (a)	4,799	35,513
Stanley Black & Decker, Inc.	2,351	180,087
Whirlpool Corp.	1,066	90,994

		695,033
Household Products — 2.0%
Clorox Co.	1,925	134,885
Colgate-Palmolive Co.	6,895	556,840
Kimberly-Clark Corp.	5,642	368,253
The Procter & Gamble Co.	39,100	2,408,560

		3,468,538

IT Services — 3.1%
Automatic Data Processing, Inc.	6,930	355,578
Cognizant Technology Solutions Corp. (a)	4,265	347,171
Computer Sciences Corp.	2,212	107,791
Fidelity National Information Services, Inc.	3,717	121,509
Fiserv, Inc. (a)	2,072	129,956
International Business Machines Corp.	17,024	2,776,104
MasterCard, Inc., Class A	1,357	341,584
Paychex, Inc.	4,465	140,022
SAIC, Inc. (a)	4,174	70,624

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
Teradata Corp. (a)	2,326	$117,928
Total System Services, Inc.	2,186	39,392
Visa, Inc., Class A	6,763	497,892
The Western Union Co.	9,001	186,951

		5,232,502

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	9,306	120,978
Constellation Energy Group, Inc.	2,780	86,542
NRG Energy, Inc. (a)	3,456	74,442

		281,962

Industrial Conglomerates — 2.5%
3M Co.	9,930	928,455
General Electric Co.	148,227	2,971,952
Tyco International Ltd.	6,608	295,840

		4,196,247

Insurance — 3.8%
ACE Ltd.	4,681	302,861
Aflac, Inc.	6,510	343,598
The Allstate Corp.	7,369	234,187
American International Group, Inc. (a)	2,005	70,456
Aon Corp.	4,664	247,005
Assurant, Inc.	1,381	53,182
Berkshire Hathaway, Inc. (a)	24,165	2,020,919
Chubb Corp.	4,118	252,475
Cincinnati Financial Corp.	2,259	74,095
Genworth Financial, Inc., Class A (a)	6,805	91,595
Hartford Financial Services Group, Inc.	6,209	167,208
Lincoln National Corp.	4,468	134,219
Loews Corp.	4,411	190,070
Marsh & McLennan Cos., Inc.	7,638	227,689
MetLife, Inc.	14,731	658,918
Principal Financial Group, Inc.	4,545	145,940
The Progressive Corp.	9,142	193,170
Prudential Financial, Inc.	6,819	419,914
Torchmark Corp.	1,111	73,859
The Travelers Cos., Inc.	6,014	357,713
Unum Group	4,277	112,271
XL Group Plc	4,428	108,929

		6,480,273

Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	4,974	895,966
Expedia, Inc.	2,798	63,403
Netflix, Inc. (a)	613	145,483
Priceline.com, Inc. (a)	686	347,418

		1,452,270

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	2,613	99,294
eBay, Inc. (a)	15,943	494,871
Google, Inc., Class A (a)	3,501	2,052,321
Monster Worldwide, Inc. (a)	1,759	27,968
VeriSign, Inc.	2,421	87,664
Yahoo! Inc. (a)	18,280	304,362

		3,066,480

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	1,959	91,760
Mattel, Inc.	4,753	118,492

		210,252

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	4,815	215,616
Life Technologies Corp. (a)	2,509	131,522
PerkinElmer, Inc.	1,650	43,345
Thermo Fisher Scientific, Inc. (a)	5,449	302,692
Waters Corp. (a)	1,275	110,797

		803,972

Machinery — 2.5%
Caterpillar, Inc.	8,918	993,019
Cummins, Inc.	2,780	304,744
Danaher Corp.	7,546	391,637
Deere & Co.	5,876	569,326
Dover Corp.	2,635	173,225
Eaton Corp.	4,752	263,451
Flowserve Corp.	778	100,206
Illinois Tool Works, Inc.	6,958	373,784
Ingersoll-Rand Plc	4,601	222,274
Joy Global, Inc.	1,463	144,559
PACCAR, Inc.	5,094	266,671
Pall Corp.	1,612	92,867
Parker Hannifin Corp.	2,260	213,977
Snap-On, Inc.	841	50,511

		4,160,251

Media — 3.3%
CBS Corp., Class B	9,470	237,129
Cablevision Systems Corp., Class A	3,174	109,852
Comcast Corp., Class A	38,751	957,925
DIRECTV, Class A (a)	11,073	518,216
Discovery Communications, Inc., Class A (a)	3,927	156,687
Gannett Co., Inc.	3,360	51,173
Interpublic Group of Cos., Inc.	6,954	87,412
The McGraw-Hill Cos., Inc.	4,314	169,972
News Corp., Class A	31,775	557,969
Omnicom Group, Inc.	3,979	195,210
Scripps Networks Interactive	1,284	64,315
Time Warner Cable, Inc.	4,791	341,790
Time Warner, Inc.	15,250	544,425
Viacom, Inc., Class B	8,329	387,465
Walt Disney Co.	26,512	1,142,402
The Washington Post Co., Class B	71	31,067

		5,553,009

Metals & Mining — 1.2%
AK Steel Holding Corp.	1,379	21,761
Alcoa, Inc.	14,836	261,855
Allegheny Technologies, Inc.	1,372	92,912
Cliffs Natural Resources, Inc.	1,909	187,616
Freeport-McMoRan Copper & Gold, Inc., Class B	13,214	734,038
Newmont Mining Corp.	6,928	378,130
Nucor Corp.	4,353	200,325
Titanium Metals Corp. (a)	1,100	20,438

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
United States Steel Corp.	2,007	$108,258

		2,005,333

Multi-Utilities — 1.2%
Ameren Corp.	3,355	94,175
CMS Energy Corp.	3,520	69,133
CenterPoint Energy, Inc.	5,877	103,200
Consolidated Edison, Inc.	4,083	207,090
DTE Energy Co.	2,375	116,280
Dominion Resources, Inc.	8,116	362,785
Integrys Energy Group, Inc.	1,089	55,005
NiSource, Inc.	3,846	73,766
PG&E Corp.	5,532	244,404
Public Service Enterprise Group, Inc.	6,990	220,255
SCANA Corp.	1,602	63,071
Sempra Energy	3,358	179,653
TECO Energy, Inc.	2,934	55,042
Wisconsin Energy Corp.	3,238	98,759
Xcel Energy, Inc.	6,739	160,994

		2,103,612

Multiline Retail — 0.7%
Big Lots, Inc. (a)	1,056	45,862
Family Dollar Stores, Inc.	1,764	90,528
JCPenney Co., Inc.	3,304	118,647
Kohl’s Corp.	4,078	216,297
Macy’s, Inc.	5,909	143,352
Nordstrom, Inc.	2,343	105,154
Sears Holdings Corp. (a)	623	51,491
Target Corp.	9,849	492,549

		1,263,880

Office Electronics — 0.1%
Xerox Corp.	19,537	208,069

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	6,895	564,838
Apache Corp.	5,325	697,149
Cabot Oil & Gas Corp., Class A	1,463	77,495
Chesapeake Energy Corp.	9,181	307,747
Chevron Corp.	28,023	3,010,511
ConocoPhillips	19,956	1,593,686
Consol Energy, Inc.	3,158	169,364
Denbury Resources, Inc. (a)	5,598	136,591
Devon Energy Corp.	5,959	546,857
EOG Resources, Inc.	3,757	445,242
EQT Corp.	2,097	104,640
El Paso Corp.	9,945	179,010
Exxon Mobil Corp.	69,222	5,823,647
Hess Corp.	4,196	357,541
Marathon Oil Corp.	9,872	526,276
Massey Energy Co.	1,460	99,806
Murphy Oil Corp.	2,692	197,647
Newfield Exploration Co. (a)	1,862	141,531
Noble Energy, Inc.	2,454	237,179
Occidental Petroleum Corp.	11,348	1,185,752
Peabody Energy Corp.	3,789	272,656
Pioneer Natural Resources Co.	1,626	165,722
QEP Resources, Inc.	2,448	99,242
Range Resources Corp.	2,260	132,120
Southwestern Energy Co. (a)	4,896	210,381
Spectra Energy Corp.	9,052	246,033
Sunoco, Inc.	1,684	76,774
Tesoro Corp. (a)	1,896	50,870
Valero Energy Corp.	7,943	236,860
Williams Cos., Inc.	8,092	252,309

		18,145,476

Paper & Forest Products — 0.1%
International Paper Co.	6,168	186,150
MeadWestvaco Corp.	2,251	68,273

		254,423

Personal Products — 0.2%
Avon Products, Inc.	6,058	163,808
The Estée Lauder Cos., Inc., Class A	1,599	154,080

		317,888

Pharmaceuticals — 5.3%
Abbott Laboratories	21,605	1,059,725
Allergan, Inc.	4,233	300,628
Bristol-Myers Squibb Co.	23,757	627,898
Eli Lilly & Co.	14,257	501,419
Forest Laboratories, Inc. (a)	3,994	129,006
Hospira, Inc. (a)	2,352	129,830
Johnson & Johnson	38,181	2,262,224
Merck & Co, Inc.	43,041	1,420,783
Mylan, Inc. (a)	6,102	138,332
Pfizer, Inc.	111,605	2,266,698
Watson Pharmaceuticals, Inc. (a)	1,757	98,410

		8,934,953

Professional Services — 0.1%
Dun & Bradstreet Corp.	663	53,199
Equifax, Inc.	1,714	66,589
Robert Half International, Inc.	2,085	63,801

		183,589

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	1,636	41,669
AvalonBay Communities, Inc.	1,202	144,336
Boston Properties, Inc.	1,991	188,846
Equity Residential	4,104	231,507
HCP, Inc.	5,599	212,426
Health Care REIT, Inc.	2,459	128,950
Host Marriott Corp.	9,499	167,277
Kimco Realty Corp.	5,694	104,428
Plum Creek Timber Co., Inc.	2,238	97,599
ProLogis	8,070	128,959
Public Storage	1,951	216,386
Simon Property Group, Inc.	4,146	444,285
Ventas, Inc.	2,274	123,478
Vornado Realty Trust	2,282	199,675
Weyerhaeuser Co.	7,499	184,476

		2,614,297

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (a)	4,031	107,628

Road & Rail — 0.9%
CSX Corp.	5,164	405,890

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Road & Rail (concluded)
Norfolk Southern Corp.	4,968	$344,133
Ryder System, Inc.	727	36,786
Union Pacific Corp.	6,853	673,856

		1,460,665

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	8,014	68,920
Altera Corp.	4,467	196,637
Analog Devices, Inc.	4,242	167,050
Applied Materials, Inc.	18,404	287,470
Broadcom Corp., Class A	6,639	261,444
First Solar, Inc. (a)	752	120,952
Intel Corp.	76,603	1,545,082
KLA-Tencor Corp.	2,310	109,425
LSI Corp. (a)	8,190	55,692
Linear Technology Corp.	3,132	105,329
MEMC Electronic Materials, Inc. (a)	3,179	41,200
Microchip Technology, Inc.	2,608	99,130
Micron Technology, Inc. (a)	12,028	137,841
National Semiconductor Corp.	3,387	48,570
Novellus Systems, Inc. (a)	1,277	47,415
Nvidia Corp. (a)	8,234	152,000
Teradyne, Inc. (a)	2,638	46,983
Texas Instruments, Inc.	16,338	564,641
Xilinx, Inc.	3,645	119,556

		4,175,337

Software — 3.6%
Adobe Systems, Inc. (a)	6,993	231,888
Autodesk, Inc. (a)	3,196	140,975
BMC Software, Inc. (a)	2,494	124,052
CA, Inc.	5,402	130,620
Citrix Systems, Inc. (a)	2,638	193,787
Compuware Corp. (a)	2,992	34,558
Electronic Arts, Inc. (a)	4,667	91,146
Intuit, Inc. (a)	3,797	201,621
Microsoft Corp. (c)	103,216	2,617,558
Novell, Inc. (a)	4,908	29,104
Oracle Corp.	54,311	1,812,358
Red Hat, Inc. (a)	2,694	122,281
Salesforce.com, Inc. (a)	1,662	222,010
Symantec Corp. (a)	10,507	194,800

		6,146,758

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	1,251	73,434
AutoNation, Inc. (a)	895	31,656
AutoZone, Inc. (a)	374	102,311
Bed Bath & Beyond, Inc. (a)	3,549	171,310
Best Buy Co., Inc.	4,568	131,193
CarMax, Inc. (a)	3,192	102,463
GameStop Corp., Class A (a)	2,107	47,450
The Gap, Inc.	5,974	135,371
Home Depot, Inc.	22,879	847,896
Limited Brands, Inc.	3,715	122,149
Lowe’s Cos., Inc.	19,326	510,786
O’Reilly Automotive Inc. (a)	1,993	114,518
RadioShack Corp.	1,477	22,170
Ross Stores, Inc.	1,666	118,486
Staples, Inc.	10,125	196,627
TJX Cos., Inc.	5,528	274,907
Tiffany & Co.	1,765	108,442
Urban Outfitters, Inc. (a)	1,838	54,828

		3,165,997

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	4,129	214,873
Nike, Inc., Class B	5,313	402,194
Polo Ralph Lauren Corp.	913	112,893
VF Corp.	1,185	116,758

		846,718

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	7,350	71,148
People’s United Financial, Inc.	5,085	63,969

		135,117

Tobacco — 1.6%
Altria Group, Inc.	29,125	758,124
Lorillard, Inc.	2,000	190,020
Philip Morris International, Inc.	25,086	1,646,394
Reynolds American, Inc.	4,715	167,524

		2,762,062

Trading Companies & Distributors — 0.1%
Fastenal Co.	2,079	134,782
W.W. Grainger, Inc.	818	112,622

		247,404

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	5,566	288,430
MetroPCS Communications, Inc. (a)	3,684	59,828
Sprint Nextel Corp. (a)	41,955	194,672

		542,930

Total Long-Term Investments (Cost — $91,846,153) — 99.8%		168,590,426

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(d)	358,931	358,931

Total Short-Term Securities (Cost — $358,931) — 0.2%		358,931

Total Investments (Cost — $92,205,084*) — 100.0%		168,949,357
Other Assets Less Liabilities — 0.0%		38,611

Net Assets — 100.0%		$168,987,968

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

6

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$99,836,497

Gross unrealized appreciation	$78,592,557
Gross unrealized depreciation	(9,479,697)
Net unrealized appreciation	$69,112,860

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held	Shares	Shares	Shares Held	Value at	Realized
Affiliate	at December 31, 2010	Purchased	Sold	at March 31, 2011	March 31, 2011	Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	995,214	—	(636,283)[1]	358,931	$358,931	—	$708
The PNC Financial Services Group, Inc.	7,530	—	(225)	7,305	$460,142	$1,207	$753

[1]	Represents net shares sold.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

7

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund
•	Financial futures contracts purchased as of March 31, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Appreciation

6	S&P 500 E-MINI	Chicago Mercantile	June 2011	$393,053	$3,247

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$168,590,426	—	—	$168,590,426
Short-Term Securities	358,931	—	—	358,931

Total	$168,949,357	—	—	$168,949,357

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$3,247	—	—	$3,247

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

8

Schedule of Investments March 31,2011 (unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

321 Henderson Receivables I LLC, Class A (a):
Series 2010-1A, Class, 5.56%, 7/15/59	USD	695	$728,686
Series 2010-2A, 4.07%, 1/15/48		479	465,028
Series 2010-3A, 3.82%, 12/15/48		491	474,672
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.62%, 12/25/33		122	102,165
Series 2005-ASP1, Class M1, 0.94%, 9/25/35		2,000	502,896
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class A, 0.58%, 1/25/36 (b)		49	48,902
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.28%, 1/15/16 (b)		190	189,289
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.32%, 5/16/16 (b)		1,440	1,461,745
Series 2009-A12, Class A12, 3.35%, 8/15/16		330	338,681
Series 2009-A13, Class A13, 5.35%, 8/15/18		400	435,215
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.57%, 9/25/33		172	147,999
Series 2004-5, Class A, 0.70%, 10/25/34		237	205,431
Series 2007-1, Class 2A1, 0.30%, 7/25/37		710	691,427
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class B, 0.77%, 6/15/13 (b)		185	184,615
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (b)		694	288,054
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34 (b)		155	142,215
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)		487	469,571
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.57%, 7/25/33 (b)		371	323,485
RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (b)		1,281	1,031,748
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.54%, 7/25/33 (b)		159	100,558
SLM Student Loan Trust (b):
Series 2003-A, Class A2, 0.75%, 9/15/20		162	155,931
Series 2004-B, Class A2, 0.51%, 6/15/21		282	269,552
Series 2008-5, Class A3, 1.60%, 1/25/18		700	719,330
Series 2008-5, Class A4, 2.00%, 7/25/23		1,890	1,976,015
Series 2010-C, Class A1, 1.87%, 12/15/17 (a)		458	461,914
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		340	339,968
Series 2011-S1A, Class C, 2.01%, 8/15/16		310	309,989
Series 2011-WO, Class C, 3.19%, 10/15/15		300	303,000
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	460,994
Series 2010-2, Class C, 3.89%, 7/17/17		540	554,678
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		370	370,402
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		390	389,826
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		286	286,022
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		313	312,886
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (a)(b)		295	287,212
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)		450	335,766

Total Asset-Backed Securities — 8.6%			15,865,867

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Auto Components — 0.1%
BorgWarner Inc., 4.63%, 9/15/20	USD	140	$139,943

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		1,715	1,764,128

Capital Markets — 2.5%
CDP Financial, Inc., 3.00%, 11/25/14 (a)		1,165	1,187,523
Credit Suisse AG, 5.40%, 1/14/20		130	131,297
The Goldman Sachs Group, Inc.
5.25%, 10/15/13		600	644,306
3.70%, 8/01/15		440	443,247
3.63%, 2/07/16		155	153,535
5.38%, 3/15/20		440	446,747
6.00%, 6/15/20		200	211,425
6.25% (b)(c)		180	179,254
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)		1,025	103
Morgan Stanley:
2.81%, 5/14/13 (b)		1,070	1,107,710
6.25%, 8/28/17		115	124,992

			4,630,139

Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20		490	556,150
The Dow Chemical Co., 4.25%, 11/15/20		225	214,882
			771,032

Commercial Banks — 8.5%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)		1,270	1,220,478
Bank Nederlandse Gemeenten, 1.50%, 3/28/14 (a)		1,415	1,405,431
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		1,900	1,817,137
CIT Group, Inc.:
7.00%, 5/01/17		221	221,271
6.63%, 4/01/18 (a)		163	165,383
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		775	775,990
Corporacion Andina de Fomento, 6.88%, 3/15/12		810	848,822
Discover Bank, 8.70%, 11/18/19 (a)		450	539,128
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		2,120	2,051,821
2.90%, 3/29/16		1,325	1,317,023
Eksportfinans ASA:
0.50%, 4/05/13 (b)(f)		330	330,000
2.00%, 9/15/15		1,295	1,266,792
5.50%, 5/25/16		700	785,895
Royal Bank of Canada, 3.13%, 4/14/15 (a)		2,040	2,091,598
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (a)		830	821,497

			15,658,266

Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		120	118,072

Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17 (a)		540	582,525
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		210	224,123
SLM Corp.:
5.40%, 10/25/11		625	637,673
6.25%, 1/25/16		343	357,577

			1,801,898

Diversified Financial Services — 3.2%
Ally Financial, Inc., 8.00%, 3/15/20		460	500,825
Bank of America Corp.:
3.63%, 3/17/16		155	152,817
5.63%, 7/01/20		315	323,403
Citigroup, Inc.:
4.75%, 5/19/15		200	209,641
4.59%, 12/15/15		295	305,044
5.38%, 8/09/20		275	283,100
General Electric Capital Corp.:
5.30%, 2/11/21		190	192,977
6.15%, 8/07/37		440	449,815
JPMorgan Chase & Co.:
0.94%, 2/26/13 (b)		330	332,205
2.60%, 1/15/16		365	352,388
3.45%, 3/01/16		170	169,393
JPMorgan Chase Bank NA:
6.00%, 7/05/17		805	884,189
Series BKNT, 6.00%, 10/01/17		745	814,857
Novus USA Trust, 1.56%, 11/18/11 (a)(b)		460	457,881
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		475	502,313

			5,930,848

Diversified Telecommunication Services — 1.3%
Level 3 Financing, Inc.:
8.75%, 2/15/17		45	44,663
10.00%, 2/01/18		90	90,112
9.38%, 4/01/19 (a)		90	87,075
Qwest Communications International, Inc.:
8.00%, 10/01/15		175	193,156
7.13%, 4/01/18		115	124,056
Telefonica Emisiones SAU, 4.95%, 1/15/15		700	738,585
Verizon Communications, Inc.:
8.75%, 11/01/18		486	621,811
6.40%, 2/15/38		546	571,611

			2,471,069

Electric Utilities — 0.7%
Florida Power & Light Co., 5.95%, 2/01/38		375	403,567
Hydro-Quebec, 8.40%, 1/15/22		370	501,478
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		225	241,806

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Electric Utilities (concluded)
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	USD	125	$128,612

			1,275,463

Energy Equipment & Services — 0.3%
Ensco Plc:
3.25%, 3/15/16		80	79,706
4.70%, 3/15/21		178	176,684
MEG Energy Corp., 6.50%, 3/15/21 (a)		285	289,631

			546,021

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17		455	518,860
5.38%, 2/10/20		300	316,724
6.50%, 2/09/40		125	133,511

			969,095

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		325	363,298

Health Care Providers & Services — 0.6%
HCA, Inc., 7.25%, 9/15/20		495	529,650
Tenet Healthcare Corp.:
9.00%, 5/01/15		150	165,000
8.88%, 7/01/19		320	364,800

			1,059,450

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		200	182,500

Household Durables — 0.1%
Standard Pacific Corp., 8.38%, 1/15/21 (a)		135	139,556

IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19 (f)		255	259,144
12.63%, 1/15/21		295	320,075

			579,219

Independent Power Producers & Energy Traders — 0.1%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		130	137,758

Insurance — 2.4%
American International Group, Inc., 8.18%, 5/15/58 (b)		60	64,575
Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (b)		685	666,582
Lincoln National Corp., 7.00%, 6/15/40		180	205,458
Manulife Financial Corp., 3.40%, 9/17/15		420	421,374
MetLife, Inc., 5.88%, 2/06/41		125	126,033
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13		1,515	1,541,037
5.13%, 4/10/13		875	933,762
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		295	332,620
XL Capital Ltd., Series E, 6.50%, 12/31/49 (b)		85	77,988

			4,369,429

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		75	74,990

Machinery — 0.1%
Navistar International Corp., 3.00%, 10/15/14 (g)		120	181,200

Media — 3.9%
CBS Corp.:
8.88%, 5/15/19		270	339,040
5.75%, 4/15/20		130	137,496
CCH II LLC, 13.50%, 11/30/16		710	850,225
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		117	127,823
Series B, 9.25%, 12/15/17		593	650,076
Comcast Corp.:
5.88%, 2/15/18		420	463,008
6.45%, 3/15/37		349	357,526
Cox Communications, Inc., 8.38%, 3/01/39 (a)		475	602,942
Discovery Communications LLC, 3.70%, 6/01/15		270	278,926
NBC Universal Media LLC (a):
5.15%, 4/30/20		543	559,642
4.38%, 4/01/21		530	507,417
News America, Inc.:
4.50%, 2/15/21 (a)		320	313,514
6.40%, 12/15/35		250	257,212
6.15%, 2/15/41 (a)		385	381,783
Rainbow National Services LLC, 10.38%, 9/01/14 (a)		490	508,375
Time Warner Cable, Inc.:
5.00%, 2/01/20		190	192,095
5.88%, 11/15/40		240	225,516
Time Warner, Inc.:
4.70%, 1/15/21		110	109,532
6.10%, 7/15/40		80	78,303
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		270	294,975

			7,235,426

Metals & Mining — 0.4%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		125	123,407
4.88%, 4/01/21		130	128,228
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		137	128,116
Novelis, Inc., 8.75%, 12/15/20 (a)		330	363,000

			742,751

Multiline Retail — 0.3%
Dollar General Corp., 11.88%, 7/15/17 (h)		415	478,287

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16	USD	170	$184,855
Arch Coal, Inc., 7.25%, 10/01/20		490	525,525
BP Capital Markets Plc:
3.13%, 3/10/12		915	935,110
3.13%, 10/01/15		170	170,950
Chesapeake Energy Corp., 6.63%, 8/15/20		350	372,750
Consol Energy, Inc.:
8.00%, 4/01/17		289	316,455
8.25%, 4/01/20		186	206,228
Enterprise Products Operating LLC, 6.13%, 10/15/39		275	273,708
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		53	53,458
Marathon Petroluem Corp., 6.50%, 3/01/41 (a)		372	375,855
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		550	567,155
Nexen, Inc., 7.50%, 7/30/39		385	433,519
Peabody Energy Corp., 6.50%, 9/15/20		455	487,988
Petrobras International Finance Co.:
3.88%, 1/27/16		755	760,047
5.88%, 3/01/18		45	47,666
5.75%, 1/20/20		1,055	1,088,374
Petrohawk Energy Corp., 7.25%, 8/15/18		499	513,970
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		390	386,128
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		135	150,013
Valero Energy Corp.:
6.13%, 2/01/20		130	140,604
6.63%, 6/15/37		43	43,342

			8,033,700

Paper & Forest Products — 0.1%
International Paper Co.:
5.30%, 4/01/15		22	23,709
7.30%, 11/15/39		205	229,346

			253,055

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		270	272,639

Real Estate Investment Trusts (REITs) — 0.3%
Hospitality Properties Trust, 5.63%, 3/15/17		179	185,686
Kimco Realty Corp., 6.88%, 10/01/19		130	151,683
Mack-Cali Realty LP, 7.75%, 8/15/19		150	180,742

			518,111

Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)		284	281,870

Road & Rail — 0.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		130	136,175

Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		530	536,738

			672,913

Thrifts & Mortgage Finance — 1.5%
Cie de Financement Foncier, 2.25%, 3/07/14 (a)		300	299,989
MGIC Investment Corp., 5.38%, 11/01/15		450	421,875
The PMI Group Inc., 6.00%, 9/15/16		750	581,404
Radian Group, Inc.:
5.63%, 2/15/13		750	740,625
5.38%, 6/15/15		750	665,625

			2,709,518

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		630	647,327

Wireless Telecommunication Services — 1.5%
Cricket Communications, Inc., 7.75%, 5/15/16		237	251,812
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		845	915,856
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)(f)		184	184,230
Sprint Capital Corp., 6.88%, 11/15/28		100	92,250
Vodafone Group Plc, 4.15%, 6/10/14		1,200	1,272,192

			2,716,340

Total Corporate Bonds — 36.8%			67,725,311

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	90	68,787
Japan Finance Corp., 2.00%, 6/24/11	USD	585	586,850
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		360	362,584
Mexico Government International Bond:
6.38%, 1/16/13		596	648,150
5.63%, 1/15/17		200	220,600

Total Foreign Agency Obligations — 1.0%			1,886,971

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 8.4%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 4A1, 5.40%, 10/25/35 (b)		522	480,326
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.43%, 5/17/60 (a)(b)		810	808,281

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed		Par
Securities		(000)	Value

Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (b)	USD	342	$208,605
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (b)		586	383,176
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,494	1,275,074
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		279	231,725
Series 2011-2R, Class 2A1, 4.42%, 7/27/36 (a)(b)		874	884,864
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		329	306,987
Impac Secured Assets CMN Owner Trust, Series 2004-3 (b):
Class 1A4, 0.65%, 11/25/34		240	229,113
Class M1, 1.15%, 11/25/34		2,200	972,899
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		112	110,588
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		110	107,597
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.47%, 2/25/46 (b)		441	182,160
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.51%, 4/25/37 (b)		2,195	1,581,311
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		166	145,086
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.37%, 10/25/46 (b)		857	848,900
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.09%, 5/25/47 (b)		379	264,596
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2005-AR16, Class 7A1, 5.21%, 10/25/35		520	515,400
Series 2006-AR2, Class 2A5, 2.77%, 3/25/36		1,627	1,399,099
Series 2006-AR3, Class A4, 5.47%, 3/25/36		2,005	1,769,765
Series 2006-AR4, Class 2A4, 5.66%, 4/25/36 (a)		400	378,369
Series 2006-AR12, Class 2A1, 5.89%, 9/25/36		419	378,417
Series 2006-AR15, Class A1, 5.37%, 10/25/36		2,132	1,874,963

			15,337,301

Commercial Mortgage-Backed Securities — 12.3%
Banc of America Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (b)		2,800	2,899,316
Series 2006-3, Class A4, 5.89%, 7/10/44 (a)(b)		375	405,668
Series 2006-4, Class AM, 5.68%, 7/10/46		130	133,052
Series 2006-5, Class AM, 5.45%, 9/10/47		65	64,407
Series 2007-1, Class A4, 5.45%, 1/15/49		950	999,675
Series 2007-3, Class A4, 5.80%, 6/10/49 (a)(b)		820	866,089
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		70	72,084
Series 2007-PW18, Class A4, 5.70%, 6/11/50		450	479,671
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		558	565,072
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		230	245,682
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		350	376,216
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		815	817,672
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 9/15/39 (a)(b)		520	551,050
Extended Stay America Trust (a):
Series 2010-ESHA, Class A, 2.95%, 11/05/27		1,336	1,314,439
Series 2010-ESHA, Class C, 4.86%, 11/05/27		525	533,271
Series 2010-ESHA, Class D, 5.50%, 11/05/27		355	359,059
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		110	109,179
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1, Class A5, 4.88%, 6/10/36		594	598,355
Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (b)		160	154,415
Series 2006-GG7, Class AM, 6.08%, 7/10/38 (b)		170	176,439
Series 2007-GG9, Class A4, 5.44%, 3/10/39		455	481,601

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed		Par
Securities		(000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 4/15/35	USD	1,150	$1,155,668
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (b)		170	171,563
Series 2007-CB18, Class A3, 5.45%, 6/12/47		480	493,884
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.10%, 6/15/38 (b)		80	85,030
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	81,183
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		435	462,993
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		390	417,452
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		290	302,682
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	531,225
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		860	941,941
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		2,480	2,569,137
Series 2005-C21, Class A3, 5.38%, 10/15/44		133	135,213
Series 2006-C26, Class A3, 6.01%, 6/15/45		1,970	2,145,141
Series 2007-C33, Class A4, 6.10%, 2/15/51 (a)		940	1,006,573

			22,702,097

Total Non-Agency Mortgage-Backed Securities — 20.7%			38,039,398

Preferred Securities

Capital Trusts

Capital Markets — 0.1%
Goldman Sachs Capital II, 5.79%, (b)(c)		115	99,188
Lehman Brothers Holdings Capital Trust VII, 5.86%, (c)(d)(e)		185	19
State Street Capital Trust IV, 1.31%, 6/01/67 (b)		30	24,754

			123,961

Commercial Banks — 0.1%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52%, (a)(b)(c)		75	71,625
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		60	58,425
Wachovia Capital Trust III, 5.57%, (b)(c)		30	27,525

			157,575

Diversified Financial Services — 0.2%
JPMorgan Chase & Co., 7.90%, (b)(c)		455	497,820
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)		30	24,831

			522,651

Insurance — 0.1%
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		45	35,550
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		45	58,500
Swiss Re Capital I LP, 6.85%, (a)(b)(c)		60	58,712

			152,762

Total Capital Trusts — 0.5%			956,949

Preferred Stocks		Shares

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (e)		10,000	17,000
Freddie Mac, Series Z (e)		10,000	17,000

Total Preferred Stocks — 0.0%			34,000

Trust Preferreds

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36 (b)(g)		30,000	29,250

Total Trust Preferreds — 0.0%			29,250

Total Preferred Securities — 0.5%			1,020,199

		Par
Taxable Municipal Bonds		(000)

City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	USD	150	143,994
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		430	487,435
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		200	201,866
5.50%, 6/15/43		240	246,519
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		350	342,682
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		255	260,434
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15		1,575	1,679,627
University of California, RB, Build America Bonds, 5.95%, 5/15/45		235	212,449

Total Taxable Municipal Bonds — 2.0%			3,575,006

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

6

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
U.S. Government Sponsored Agency Securities		(000)	Value

Agency Obligations — 1.6%
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	USD	1,285	$1,408,874
Freddie Mac, 3.53%, 9/30/19		415	409,445
Tennessee Valley Authority, 5.25%, 9/15/39		1,060	1,111,720

			2,930,039

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		883	904,688

Federal Deposit Insurance Corporation Guaranteed — 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12		1,100	1,122,642
2.13%, 12/21/12		445	455,513

			1,578,155

Interest Only Collateralized Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed Securities:
Series 2009-106, Class SU, 5.93%, 5/20/37 (b)		1,059	125,097
Series 2010-43, Class JI, 5.00%, 9/20/37		1,143	188,635
Series 2010-121, Class IB, 5.00%, 8/20/40		681	125,316
Series 2010-165, Class IP, 4.00%, 4/20/38		1,782	323,219

			762,267

Mortgage-Backed Securities — 123.1%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (b)		200	203,458
3.15%, 3/01/41 (b)		400	407,776
3.32%, 12/01/40 (b)		479	486,346
3.50%, 1/01/26 - 3/01/26 (i)		6,548	6,574,095
4.00%, 4/01/26 - 4/15/41 (i)		33,139	32,728,854
4.50%, 4/15/26 - 5/15/41 (j)		47,816	48,646,357
4.82%, 8/01/38 (b)		1,016	1,075,732
5.00%, 4/15/26 - 5/15/41 (i)		39,695	41,501,151
5.50%, 4/15/26 - 5/15/41 (j)(k)		39,677	42,538,673
6.00%, 2/01/17 - 4/15/41 (i)		15,035	16,368,514
6.50%, 4/15/41		3,900	4,371,046
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)(i)		400	408,057
4.50%, 12/01/40 - 4/01/41 (i)(j)		11,776	11,974,614
4.94%, 4/01/38 (b)		796	845,045
5.00%, 7/01/35 - 4/15/41 (i)		17,634	18,457,972
5.50%, 4/15/41		100	106,656

			226,694,346

Total U.S. Government Sponsored Agency Securities — 126.4%			232,869,495

U.S. Treasury Bonds:
8.13%, 5/15/21 (j)		2,025	2,837,531
8.13%, 8/15/21 (l)		630	885,347
6.25%, 8/15/23 (j)		2,620	3,253,713
4.38%, 5/15/40 (j)		288	281,566
3.88%, 8/15/40 (j)		440	393,731
4.25%, 11/15/40 (j)		3,155	3,017,461
4.75%, 2/15/41 (j)		5,090	5,290,419
U.S. Treasury Notes:
0.88%, 2/29/12 (j)		9,090	9,137,541
0.75%, 3/31/13 (j)		5,900	5,895,398
0.50%, 10/15/13 (l)		855	843,310
1.25%, 3/15/14 (j)		755	754,766
1.25%, 9/30/15		5,016	4,851,019
2.13%, 2/29/16 (j)		4,565	4,550,734
2.75%, 2/28/18 (j)		1,360	1,349,694
2.63%, 8/15/20 (j)		585	548,803
3.63%, 2/15/21 (j)		4,360	4,421,995

Total U.S. Treasury Obligations — 26.2%			48,313,028

Total Long-Term Investments (Cost — $413,235,989) — 222.2%			409,295,275

Short-Term Securities

Borrowed Bond Agreements — 0.2%
Barclays Capital Inc., 0.18%, Open		386	386,400
Deutsche Bank, 0.21%, 4/15/11		43	43,481

Total Short-Term Securities (Cost — $429,881) — 0.2%			429,881

Options Purchased		Contracts

Exchange-Traded Put Options — 0.1%
Eurodollar 1-Year Mid-Curve Options: Strike Price USD 98.25, Expires 9/16/11		129	82,238
Strike Price USD 98.50, Expires 9/16/11		85	75,438
10-Year U.S. Treasury Note,
Strike Price USD 119.50, Expires 4/01/11		5	2,356

			160,032

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 119.50, Expires 4/01/11		5	1,263
Strike Price USD 120.00, Expires 5/20/11		60	47,812

			49,075

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 20111

7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Notional
		Amount
Options Purchased		(000)	Value

Over-the-Counter Call Swaptions Purchased — 1.5%
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	USD	8,400	$449,405
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		3,000	77,139
Receive a fixed rate of 3.76% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		2,400	57,789
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,600	10,500
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,400	56,742
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		1,700	33,648
Receive a fixed rate of 3.99% and pay a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		900	30,928
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		4,700	29,493
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,200	59,144
Receive a fixed rate of 4.33% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		1,000	51,455
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		1,300	49,012
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		1,300	68,170
Receive a fixed rate of 5.71% and pay a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Deutsche Bank AG		10,000	1,367,838
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	70,974
Received a fixed rate of 3.93% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		2,400	74,391
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	61,026
Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		2,100	29,111
Receive a fixed rate of 3.35% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank NA		2,100	31,256
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,000	85,992
Receive a fixed rate of 4.36% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank NA		1,200	56,065
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		1,400	40,616

			2,790,694

Over-the-Counter Put Swaptions Purchased — 1.2%
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International		8,4000	2,297
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		3,000	17,720
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month LIBOR, Expires 5/24/11, Broker JPMorgan Chase Bank NA		4,900	9,639

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 20111

8

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value

Over-the-Counter Put Swaptions Purchased (continued)
Pay a fixed rate of 3.76% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc	USD	2,400	$66,755
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,600	111,888
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,400	161,335
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		1,700	72,465
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		900	28,575
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		4,700	38,187
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,300	9,403
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,200	28,890
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,000	23,012
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		1,300	47,888
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		1,300	38,451
Pay a fixed rate of 5.71% and receive a floating rate based on 3-month LIBOR, Broker Deutsche Bank AG, Strike Price USD 5.71, Expires 5/19/12, Broker		10,000	73,489
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	131,599
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		2,400	128,785
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	172,590
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		2,100	202,646
Pay a fixed rate of 3.35% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank NA		2,100	196,258
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,000	436,181
Pay a fixed rate of 4.36% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank NA		1,200	60,614
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		1,400	125,963

			2,184,630

Total Options Purchased (Cost — $4,910,795) — 2.8%			5,184,431

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $418,576,665*) — 225.2%			414,909,587

Borrowed Bonds	Par (000)

US Treasury Notes 1.25% 9/30/25	5,400	(5,222,389)

Total Borrowed Bonds (Proceeds — $5,443,031) — (2.8)%		(5,222,389)

TBA Sale Commitments (i)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 — 3/01/26	6,200	(6,217,610)
4.00%, 04/01/26 — 4/15/41	24,400	(23,995,887)
4.50%, 4/15/26 - 5/15/41	23,500	(23,914,916)
5.00%, 4/15/26 — 5/15/41	25,400	(26,564,226)
5.50%, 4/15/26 — 5/15/41	25,100	(26,834,437)
6.00%, 2/01/17 - 4 /15/ 41	8,000	(8,700,000)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

TBA Sale Commitments (i)	Par (000)		Value

Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 — 4/01/41	USD	11,700	$(11,865,142)
5.00%, 7/01 /35 — 4/15/41		18,200	(18,964,973)

Total TBA Sale Commitments (Proceeds — $146,867,676) — (79.8)%			(147,057,191)

Options Written	Contracts

Exchange-Traded Put Options Written — 0.0%
Eurodollar 1-Year Mid-Curve Option:
Strike Price USD 97.75, Expires 9/16/11	129	(40,313)
Strike Price USD 98.00, Expires 9/16/11	85	(38,250)

		(78,563)

Exchange Traded Call Options Written — 0.0%
Ten Year U.S. Treasury Note :
Strike Price USD 121.00, Expires 5/20/11	60	(29,063)
Strike Price USD 122.00, Expires 5/20/11	60	(15,937)

		(45,000)

	Notional
	Amount
	(000)

Over-the-Counter Call Swaptions Written — (1.4)%
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG	USD	2,000	(33,224)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		3,800,	(153,442)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		2,000	(80,338)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(144,864)
Pay a fixed rate of 3.82% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		1,700	(45,931)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		1,200	(32,810)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		700	(19,963)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,900	(66,335)
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG		1,400	(49,323)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,300	(43,537)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		2,800	(85,014)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,300	(45,869)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(79,570)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		1,900	(68,472)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,100	(30,368)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,700	(43,628)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,400	(67,696)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,300	(44,288)
Pay a fixed rate of 4.47% and receive a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG		1,200	(62,258)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,200	(63,467)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,800	(198,314)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

10

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)		Value

Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	USD	4,600	$(331,613)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		3,500	(262,547)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		1,100	(47,966)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,000	(34,755)
Pay a fixed rate of 3.44% and receive a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG		700	—
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		1,800	(130,177)
Pay a fixed rate of 5.11% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA		2,000	(147,884)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		1,700	(104,123)

			(2,517,776)

Over-the-Counter Put Swaptions Written — (1.2)%
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		3,800	(6,952)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		2,000	(3,874)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(30,841)
Receive a fixed rate of 3.82% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		1,700	(58,744)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		1,200	(41,597)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		700	(23,436)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,900	(57,997)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,300	(27,248)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		2,800	(119,917)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,300	(50,218)
Receive a fixed rate of 4.14% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(83,618)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		1,900	(86,587)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,100	(65,394)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,700	(123,731)
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,400	(164,750)
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,300	(79,930)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 12/17/12, Broker Deutsche Bank AG		1,200	(53,386)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,200	(57,393)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,800	(100,360)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)		Value

Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	USD	4,600	$(161,877)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		3,500	(124,713)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		1,100	(67,398)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,000	(74,494)
Receive a fixed rate of 3.44% and pay a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG		700	—
Receive a fixed rate of 5.11% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank NA		2,000	(92,825)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		1,800	(85,448)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		1,700	(108,672)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		4,300	(195,301)

			(2,146,701)

Total Options Written (Premium Received — $5,499,018) — (2.6)%			(4,788,040)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $260,766,940*) — 140.0%			257,841,967
Liabilities in Excess of Other Assets — (40.0)%			(73,636,021)

Net Assets — 100.0%			$184,205,946

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost			$418,597,222

Gross unrealized appreciation			$6,647,920
Gross unrealized depreciation			(10,335,555)

Net unrealized depreciation			$(3,687,635)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Variable rate security. Rate shown is as of report date.

(c) Security is perpetual in nature and has no stated maturity date.

(d) Issuer filed for bankruptcy and/or is in default of interest payments.

(e) Non-income producing security.

(f) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Barclays Capital NYC	$184,230	$230
Goldman Sachs & Co.	$330,000	—
Credit Suisse	$76,219	$(187)
CitiGroup Global Markets	$182,925	$2,925

(g) Convertible security.

(h) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i) Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$5,383,125	$20,000
CitiGroup Global Markets	$(579,626)	$(14,822)
Credit Suisse Securities (USA) LLC	$(12,559,063)	$(48,809)
Deutsche Bank Securities Inc.	$(14,934,382)	$(31,000)
Goldman Sachs & Co.	$(4,859,982)	$(163,404)
Greenwich Capital Markets	$6,105,936	$28,124
JPMorgan Securities, Inc.	$26,030,427	$142,427
Morgan Stanley & Co., Inc.	$(1,467,904)	$22,511
Nomura Securities International, Inc.	$9,698,439	$20,954
UBS Securities	$2,995,890	$11,078
Wells Fargo Bank	$(303,797)	$340

(j) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k) All or a portion of security has been pledged as collateral in connection with swaps.

(l) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•    For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

12

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

2	Euro-Bund	Eurex	June 2011	$339,584	$(3,347)
81	Euro-Schatz	Eurex	June 2011	$12,211,562	(26,929)
4	90 Day Euro-Dollar	Chicago Mercantile	June 2011	$996,324	77
22	Long Term Treasury Bond	Chicago Board of Trade	June 2011	$2,652,735	(8,610)
75	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$8,751,933	7,247
1	90 Day Euro-Dollar	Chicago Mercantile	September 2011	$248,928	(78)
3	90 Day Euro-Dollar	Chicago Mercantile	June 2012	$741,533	(571)
7	90 Day Euro-Dollar	Chicago Mercantile	September 2012	$1,722,532	(357)
8	90 Day Euro-Dollar	Chicago Mercantile	December 2012	$1,961,622	(622)
4	90 Day Euro-Dollar	Chicago Mercantile	March 2013	$978,711	(1,161)
8	90 Day Euro-Dollar	Chicago Mercantile	June 2013	$1,949,899	(199)
11	90 Day Euro-Dollar	Chicago Mercantile	September 2013	$2,676,300	(2,337)
8	90 Day Euro-Dollar	Chicago Mercantile	December 2013	$1,939,822	78
1	90 Day Euro-Dollar	Chicago Mercantile	March 2014	$242,878	(928)

Total					$(37,737)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

69	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$8,215,585	$2,429
63	Ultra U.S. Treasury Bond	Eurex	June 2011	$7,761,798	(22,640)
187	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$40,822,147	32,772
56	90 Day Euro-Dollar	Chicago Mercantile	December 2011	$13,862,742	(52,558)
5	90 Day Euro-Dollar	Chicago Mercantile	March 2012	$1,238,386	(926)

Total					$(40,923)

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

					Unrealized
Currency Purchased	Currency Sold		Counterparty	Settlement Date	Depreciation

USD 455,520	GBP	292,000	Citibank NA	4/14/11	$(12,854)
USD 184,063	EUR	134,500	Citibank NA	4/27/11	(6,469)

Total					$(19,323)

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
| | | | |
Bank of America Merrill Lynch	0.24%	12/13/10	Open	$3,369,975	$3.369,975
Bank of America Merrill Lynch	0.23%	12/13/10	Open	6,052,500	6,052,500
Barclays Capital, Inc.	0.26%	12/13/10	Open	1,096,738	1,095,875
Merrill Lynch, Pierce, Fenner & Smith	0.22%	1/06/11	Open	2,874,461	2,872,969
Credit Suisse International	0.17%	1/25/11	Open	3,118,009	3,117,038
Credit Suisse International	0.01%	3/31/11	4/01/11	3,350,701	3,350,700
Credit Suisse International	0.13%	3/31/11	4/01/11	1,091,479	1,091,475
Credit Suisse International	0.14%	3/31/11	4/01/11	1,354,905	1,354,900
Credit Suisse International	0.16%	3/31/11	4/01/11	490,615	490,612
CSFB	0.16%	3/31/11	4/01/11	5,331,799	5,331,775
Deutsche Bank Securities, Inc.	0.00%	3/31/11	4/01/11	5,800,000	5,800,000
Merrill Lynch, Pierce, Fenner & Smith	0.12%	3/31/11	4/01/11	754,997	755,000
Merrill Lynch, Pierce, Fenner & Smith	0.17%	3/31/11	4/01/11	5,892,653	5,892,625
BNP Paribas Securities Corp.	0.25%	3/10/11	4/13/11	11,092,394	11,091,000
BNP Paribas Securities Corp.	0.25%	3/10/11	4/14/11	3,330,809	3,330,000
Deutsche Bank Securities, Inc.	0.20%	3/15/11	4/15/11	558,728	558,675
Deutsche Bank Securities, Inc.	0.21%	3/15/11	4/15/11	3,765,113	3,764,740

Total				$59,325,876	$59,319,859

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2011 were as follows:

	Pay			Notional		Unrealized
	Fixed		Expiration	Amount		Appreciation
Issuer	Rate	Counterparty	Date	(000)		(Depreciation)

Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	6/20/11	USD	1,185	$(1,575)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	USD	750	(21,324)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	USD	1,170	(6,591)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	750	(12,752)
MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	USD	450	(20,381)
Government of Spain	1.00%	Citibank NA	3/20/16	USD	239	(2,668)
Government of Spain	1.00%	JPMorgan Chase Bank NA	3/20/16	USD	1,194	(11,556)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	USD	750	31,059

Total						$(45,788)

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2011 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount		Unrealized
Index	Rate	Counterparty	Date	(000)		(Depreciation)

Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	520	$(6,034)

•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows:

	Receive				Notional		Unrealized
	Fixed		Expiration	Credit	Amount		Appreciation
Index	Rate	Counterparty	Date	Rating[1]	(000)[2]		(Depreciation)

Dow Jones CDX North American Investment Grade Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16		USD	3,490	$(311)
MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20		USD	600	24,367

							$24,056

[1]	Using Standard and Poor’s rating of the underlying security.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.
•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

				Notional		Unrealized
Fixed	Floating		Expiration	Amount		Appreciation
Rate	Rate	Counterparty	Date	(000)		(Depreciation)

0.63% (b)	3-month LIBOR	Credit Suisse International	11/26/12	USD	11,000	$22,113
0.85% (b)	3-month LIBOR	Deutsche Bank AG	1/26/13	USD	800	29
0.86% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	USD	3,400	(892)
0.83% (b)	3-month LIBOR	Deutsche Bank AG	1/27/13	USD	200	55
0.98% (b)	3-month LIBOR	Deutsche Bank AG	2/22/13	USD	4,400	(7,666)
0.92% (b)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	4,300	(1,403)
0.83% (b)	3-month LIBOR	Goldman Sachs International	3/15/13	USD	3,300	8,272
0.80% (b)	3-month LIBOR	Deutsche Bank AG	3/21/13	USD	1,100	2,917
0.83% (b)	3-month LIBOR	Deutsche Bank AG	3/23/13	USD	2,200	4,737
0.85% (a)	3-month LIBOR	Citibank NA	3/24/13	USD	4,400	(7,630)
1.32% (b)	3-month LIBOR	Citibank NA	12/17/13	USD	1,500	1,534
1.41% (b)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	2,200	(2,788)
1.26% (b)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	2,300	6,994
1.59% (b)	3-month LIBOR	Deutsche Bank AG	3/08/14	USD	1,400	(4,363)
2.48% (b)	3-month LIBOR	Deutsche Bank AG	2/22/16	USD	3,000	(14,926)
2.38% (b)	3-month LIBOR	Deutsche Bank AG	3/11/16	USD	2,500	3,447
2.33% (b)	3-month LIBOR	Deutsche Bank AG	3/29/16	USD	2,100	8,269

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

14

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

				Notional		Unrealized
Fixed	Floating		Expiration	Amount		Appreciation
Rate	Rate	Counterparty	Date	(000)		(Depreciation)

2.38% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	300	$10,311
2.58% (b)	3-month LIBOR	Credit Suisse International	10/19/20	USD	1,600	121,771
2.56% (b)	3-month LIBOR	JPMorgan Chase Bank NA	10/25/20	USD	1,200	94,032
2.62% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/26/20	USD	1,100	80,451
2.61% (b)	3-month LIBOR	Citibank NA	10/27/20	USD	1,000	73,815
2.57% (a)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	(23,273)
2.70% (b)	3-month LIBOR	UBS AG	10/28/20	USD	400	26,579
3.66% (b)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	1,600	(19,490)
3.39% (a)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	700	(7,384)
3.50% (b)	3-month LIBOR	Deutsche Bank AG	1/25/21	USD	1,500	3,615
3.67% (a)	3-month LIBOR	Credit Suisse International	2/22/21	USD	1,200	13,050
3.56% (a)	3-month LIBOR	Deutsche Bank AG	2/28/21	USD	900	1,175
3.57% (a)	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	USD	1,200	3,113
3.62% (a)	3-month LIBOR	Citibank NA	3/09/21	USD	300	1,753
3.60% (a)	3-month LIBOR	Royal Bank of Scotland Plc	3/09/21	USD	1,600	5,905
3.66% (a)	3-month LIBOR	UBS AG	3/09/21	USD	300	2,786
3.62% (a)	3-month LIBOR	Citibank NA	3/11/21	USD	2,800	15,330
3.50% (a)	3-month LIBOR	Deutsche Bank AG	3/15/21	USD	700	(3,560)
3.47% (a)	3-month LIBOR	UBS AG	3/16/21	USD	1,500	(9,921)
3.38% (b)	3-month LIBOR	Deutsche Bank AG	3/21/21	USD	500	7,395
3.38% (b)	3-month LIBOR	Credit Suisse International	3/22/21	USD	600	8,614
3.40% (b)	3-month LIBOR	Deutsche Bank AG	3/22/21	USD	1,200	15,828
3.40% (b)	3-month LIBOR	Citibank NA	3/23/21	USD	500	6,266
3.58% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc	3/30/21	USD	1,400	(1,076)
3.55% (b)	3-month LIBOR	JPMorgan Chase Bank NA	3/31/21	USD	1,000	43
4.47% (b)	3-month LIBOR	Barclays Bank Plc	2/15/41	USD	300	(9,948)

Total						$435,879

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.
•	Total return swaps outstanding as of March 31, 2011 were as follows:

				Notional
Interest	Interest		Expiration	Amount		Unrealized Appreciation
Receivable Rate	Payable Rate	Counterparty	Date	(000)		(Depreciation)

6.50%	—	Credit Suisse International	1/12/38	USD	600	$4,753	(c)
—	6.50%	Goldman Sachs International	1/12/38	USD	899	(16,427	) (c)
—	6.50%	JPMorgan Chase Bank NA	1/12/38	USD	899	(12,787	) (c)
6.50%	—	Morgan Stanley International	1/12/38	USD	1,199	8,382	(c)

Total						$(16,079)

(c)	Based on the change in the return of the Market IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

15

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows.
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$14,026,790	$1,839,077	$15,865,867
Corporate Bonds	—	67,725,311	—	67,725,311
Foreign Agency Obligations	—	1,886,971	—	1,886,971
Non-Agency Mortgage-Backed Securities	—	38,039,398		38,039,398
Preferred Securities	$34,000	986,199	—	1,020,199
Taxable Municipal Bonds	—	3,575,006	—	3,575,006
U.S. Government Sponsored Agency Securities	—	232,869,495	—	232,869,495
U.S. Treasury Obligations	—	48,313,028	—	48,313,028
Short-Term Securities	—	429,881	—	429,881
Liabilities:
Investments:
Borrowed Bonds	—	(5,222,389)	—	(5,222,389)
TBA Sale Commitments	—	(147,057,191)	—	(147,057,191)

Total	$34,000	$255,572,499	$1,839,077	$257,445,576

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$31,059	$24,367	$55,426
Interest rate contracts	$251,710	5,538,658	—	5,790,368
Liabilities:
Credit contracts	—	(83,192)	—	(83,192)
Foreign currency exchange contracts	—	(19,323)	—	(19,323)
Interest rate contracts	(244,826)	(4,808,011)	—	(5,052,837)

Total	$6,884	$659,191	$24,367	$690,442

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

16

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

			Non-Agency
	Asset-		Mortgage-
	Backed		Backed
	Securities	Corporate Bonds	Securities	Total

Assets:
Balance, as of December 31, 2010	$1,247,714	$460,000	$909,880	$2,617,594
Accrued discounts/ premium	—	—	—	—
Net realized gain (loss)	5	—	—	5
Net change in unrealized appreciation/ depreciation[2]	1,153	—	—	1,153
Purchases	1,914,011	—	—	1,914,011
Sales	(76,092)	—	—	(76,092)
Transfers in6	—	—	—	—
Transfers out[6]	(1,247,714)	(460,000)	(909,880)	(2,617,594)

Balance, as of March 31, 2011	$1,839,077	—	—	$1,839,077

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $1,153.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contract	Interest Rate Contracts
	Liabilities	Liabilities	Total

Balance, as of December 31, 2010	$(14,044)	$(40,518)	$(54,562)
Accrued discounts/ premium	21,317	35	21,352
Net realized gain (loss)	—	(18,897)	(18,897)
Net change in unrealized appreciation/ depreciation[3]	17,094	30,838	47,932
Purchases	—	—	—
Issuances[4]	—	—	—
Sales	—	(11)	(11)
Settlements[5]	—	7,774	7,774
Transfers in6	—	20,779	20,779
Transfers out[6]	—	—	—

Balance, as of March 31, 2011	$24,367	—	$24,367

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $17,094.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Funds policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

17

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.4%
Ceradyne, Inc. (a)	39,600	$1,785,168
Curtiss-Wright Corp.	60,100	2,111,914
Esterline Technologies Corp. (a)	37,800	2,673,216
Moog, Inc., Class A (a)	36,700	1,684,897
Triumph Group, Inc.	17,750	1,569,988

		9,825,183

Automobiles — 0.5%
Thor Industries, Inc.	41,800	1,394,866

Biotechnology — 1.0%
Arena Pharmaceuticals, Inc. (a)	288,100	400,459
Exelixis, Inc. (a)	66,100	746,930
MannKind Corp. (a)	106,000	386,900
PDL BioPharma, Inc.	232,800	1,350,240

		2,884,529

Capital Markets — 1.4%
BGC Partners, Inc.	117,300	1,089,717
Investment Technology Group, Inc. (a)	75,700	1,376,983
Piper Jaffray Cos. (a)	40,400	1,673,772

		4,140,472

Chemicals — 3.6%
Arch Chemicals, Inc.	41,100	1,709,349
Ferro Corp. (a)	68,400	1,134,756
Huntsman Corp.	154,500	2,685,210
OM Group, Inc. (a)	36,000	1,315,440
Rockwood Holdings, Inc. (a)	58,500	2,879,370
Spartech Corp. (a)	86,700	628,575

		10,352,700

Commercial Banks — 8.7%
Bank of Hawaii Corp.	21,100	1,009,002
Columbia Banking System, Inc.	30,400	582,768
Community Bank System, Inc.	16,800	407,736
Cullen/Frost Bankers, Inc.	33,600	1,983,072
East-West Bancorp, Inc.	134,000	2,942,640
First Financial Bankshares, Inc.	14,200	729,454
First Midwest Bancorp, Inc.	94,600	1,115,334
Glacier Bancorp, Inc.	121,500	1,828,575
National Penn Bancshares, Inc.	217,000	1,679,580
Old National Bancorp	102,400	1,097,728
Pinnacle Financial Partners, Inc. (a)	112,300	1,857,442
PrivateBancorp, Inc.	130,200	1,990,758
S&T Bancorp, Inc.	35,100	757,107
Sterling Bancshares, Inc.	129,800	1,117,578
Susquehanna Bancshares, Inc.	101,500	949,025
Texas Capital Bancshares, Inc. (a)	26,400	686,136
UMB Financial Corp.	26,200	978,701
Umpqua Holdings Corp.	48,700	557,128
United Bankshares, Inc.	26,200	694,824
Whitney Holding Corp.	36,600	498,492
Wintrust Financial Corp.	52,500	1,929,375

		25,392,455

Communications Equipment — 2.8%
Arris Group, Inc. (a)	199,400	2,540,356
Harmonic, Inc. (a)	221,600	2,078,608
Ixia (a)	28,698	455,724
JDS Uniphase Corp. (a)	43,600	908,624
Oclaro, Inc. (a)	25,200	290,052
Plantronics, Inc.	49,000	1,794,380

		8,067,744

Computers & Peripherals — 0.4%
NCR Corp. (a)	67,200	1,266,048

Construction & Engineering — 0.8%
URS Corp. (a)	48,400	2,228,820

Containers & Packaging — 0.6%
Packaging Corp. of America	19,600	566,244
Rock-Tenn Co., Class A	19,100	1,324,585

		1,890,829

Electric Utilities — 1.3%
Allete, Inc.	37,600	1,465,272
UIL Holdings Corp.	78,200	2,386,664

		3,851,936

Electrical Equipment — 0.7%
Regal-Beloit Corp.	26,300	1,941,729

Electronic Equipment, Instruments & Components — 2.4%
Checkpoint Systems, Inc. (a)	96,400	2,167,072
Ingram Micro, Inc., Class A (a)	107,900	2,269,137
ScanSource, Inc. (a)	64,500	2,450,355

		6,886,564

Energy Equipment & Services — 3.7%
Bristow Group, Inc. (a)	500	23,650
CARBO Ceramics, Inc.	3,100	437,472
Oil States International, Inc. (a)	23,700	1,804,518
Pioneer Drilling Co. (a)	235,600	3,251,280
Superior Energy Services, Inc. (a)	72,800	2,984,800
Tesco Corp. (a)	20,100	441,195
Tetra Technologies, Inc. (a)	128,300	1,975,820

		10,918,735

Food & Staples Retailing — 0.0%
The Fresh Market, Inc. (a)	3,300	124,542

Food Products — 0.7%
Diamond Foods, Inc.	37,000	2,064,600

Gas Utilities — 1.5%
South Jersey Industries, Inc.	15,300	856,341
Southwest Gas Corp.	87,500	3,409,875

		4,266,216

Health Care Equipment & Supplies — 5.1%
CONMED Corp. (a)	63,800	1,676,664
Exactech, Inc. (a)	17,300	303,615
Hansen Medical, Inc. (a)	376,000	830,960
Invacare Corp.	47,900	1,490,648
Kinetic Concepts, Inc. (a)	42,000	2,285,640
MAKO Surgical Corp. (a)	33,100	801,020
OraSure Technologies, Inc. (a)	583,900	4,589,454
Wright Medical Group, Inc. (a)	161,900	2,753,919

		14,731,920

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services — 6.8%
Brookdale Senior Living, Inc. (a)	56,900	$1,593,200
Coventry Health Care, Inc. (a)	82,900	2,643,681
Health Net, Inc. (a)	89,600	2,929,920
Healthways, Inc. (a)	153,600	2,360,832
LCA-Vision, Inc. (a)	134,800	909,900
LifePoint Hospitals, Inc. (a)	39,000	1,567,020
Owens & Minor, Inc.	61,300	1,991,024
Tenet Healthcare Corp. (a)	774,500	5,770,025

		19,765,602

Hotels, Restaurants & Leisure — 0.9%
Gaylord Entertainment Co. (a)	43,900	1,522,452
Papa John’s International, Inc. (a)	37,900	1,200,293

		2,722,745

Household Durables — 0.7%
KB Home	98,900	1,230,316
MDC Holdings, Inc.	32,700	828,945

		2,059,261

IT Services — 1.3%
Acxiom Corp. (a)	102,200	1,466,570
Convergys Corp. (a)	152,500	2,189,900

		3,656,470

Insurance — 2.1%
Delphi Financial Group, Inc., Class A	51,200	1,572,352
ProAssurance Corp. (a)	29,600	1,875,752
RLI Corp.	18,900	1,089,585
Safety Insurance Group, Inc.	13,000	599,430
Selective Insurance Group, Inc.	52,700	911,710

		6,048,829

Internet Software & Services — 1.3%
IAC/InterActiveCorp. (a)	78,800	2,434,132
ValueClick, Inc. (a)	104,100	1,505,286

		3,939,418

Leisure Equipment & Products — 0.2%
Leapfrog Enterprises, Inc. (a)	146,100	631,152

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc. (a)	106,300	553,823
Pharmaceutical Product Development, Inc.	87,900	2,435,709

		2,989,532

Machinery — 9.1%
AGCO Corp. (a)	46,200	2,539,614
Altra Holdings, Inc. (a)	153,600	3,628,032
Astec Industries, Inc. (a)	47,300	1,763,817
Briggs & Stratton Corp.	111,700	2,530,005
CIRCOR International, Inc.	47,100	2,214,642
EnPro Industries, Inc. (a)	61,000	2,215,520
IDEX Corp.	65,000	2,837,250
Kennametal, Inc.	46,200	1,801,800
RBC Bearings, Inc. (a)	48,300	1,846,509
Robbins & Myers, Inc.	88,000	4,047,120
Terex Corp. (a)	27,300	1,011,192

		26,435,501

Media — 1.1%
Harte-Hanks, Inc.	198,900	2,366,910
Regal Entertainment Group, Series A	64,300	868,050

		3,234,960

Metals & Mining — 0.9%
Carpenter Technology Corp.	55,500	2,370,405
Stillwater Mining Co. (a)	12,700	291,211

		2,661,616

Multi-Utilities — 2.3%
NorthWestern Corp.	66,600	2,017,980
OGE Energy Corp.	54,000	2,730,240
Vectren Corp.	70,800	1,925,760

		6,673,980

Multiline Retail — 1.4%
Big Lots, Inc. (a)	44,500	1,932,635
Fred’s, Inc.	104,700	1,394,604
Saks, Inc. (a)	77,000	870,870

		4,198,109

Oil, Gas & Consumable Fuels — 5.1%
Bill Barrett Corp. (a)	24,200	965,822
Cabot Oil & Gas Corp., Class A	26,800	1,419,596
Frontier Oil Corp.	95,000	2,785,400
GeoResources, Inc. (a)	27,800	869,306
Oasis Petroleum, Inc. (a)	88,000	2,782,560
SM Energy Co.	48,300	3,583,377
Whiting Petroleum Corp. (a)	22,900	1,682,005
World Fuel Services Corp.	18,200	739,102

		14,827,168

Paper & Forest Products — 0.6%
Wausau Paper Corp.	234,600	1,792,344

Personal Products — 0.4%
Alberto-Culver Co.	28,000	1,043,560

Pharmaceuticals — 0.3%
K-V Pharmaceutical Co., Class A (a)	152,600	914,074

Professional Services — 1.7%
Kelly Services, Inc., Class A (a)	78,600	1,706,406
Kforce, Inc. (a)	84,200	1,540,860
Resources Connection, Inc.	85,400	1,655,906

		4,903,172

Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	114,300	2,162,556
American Campus Communities, Inc.	91,500	3,019,500
BioMed Realty Trust, Inc.	151,800	2,887,236
CommonWealth REIT	70,350	1,826,990
Dupont Fabros Technology, Inc.	69,600	1,687,800
Getty Realty Corp.	48,100	1,100,528
Kilroy Realty Corp.	56,300	2,186,129
Lexington Corporate Properties Trust	256,850	2,401,547

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

2

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
The Macerich Co.	17,447	$864,150
Omega Healthcare Investors, Inc.	57,300	1,280,082
Senior Housing Properties Trust	28,200	649,728

		20,066,246

Road & Rail — 1.6%
Marten Transport Ltd.	94,700	2,111,810
Vitran Corp., Inc. (a)	176,800	2,491,112

		4,602,922

Semiconductors & Semiconductor Equipment — 4.5%
Cymer, Inc. (a)	35,200	1,991,616
DSP Group, Inc. (a)	217,900	1,677,830
MKS Instruments, Inc.	79,300	2,640,690
PMC-Sierra, Inc. (a)	193,100	1,448,250
Standard Microsystems Corp. (a)	59,100	1,457,406
Teradyne, Inc. (a)	93,800	1,670,578
Zoran Corp. (a)	205,200	2,132,028

		13,018,398

Software — 2.4%
Bottomline Technologies, Inc. (a)	128,703	3,235,593
Radiant Systems, Inc. (a)	127,000	2,247,900
TIBCO Software, Inc. (a)	54,800	1,493,300

		6,976,793

Specialty Retail — 3.8%
Ascena Retail Group Inc. (a)	77,900	2,524,739
Charming Shoppes, Inc. (a)	95,100	405,126
The Children’s Place Retail Stores, Inc. (a)	32,000	1,594,560
Collective Brands, Inc. (a)	51,100	1,102,738
Express, Inc.	106,600	2,082,964
Genesco, Inc. (a)	47,100	1,893,420
Penske Auto Group, Inc. (a)	71,200	1,425,424

		11,028,971

Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group, Ltd. (a)	37,500	1,409,250
The Jones Group, Inc.	78,900	1,084,875

		2,494,125

Thrifts & Mortgage Finance — 1.1%
Dime Community Bancshares, Inc.	117,800	1,738,728
Provident Financial Services, Inc.	97,800	1,447,440
		3,186,168

Total Common Stocks — 97.0%		282,101,004

Warrants (b)	Shares	Value

Commercial Banks — 0.3%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	67,800	$1,002,762

Total Warrants — 0.3%		1,002,762

Total Long-Term Investments (Cost — $214,518,195) — 97.3%		283,103,766

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	6,328,496	6,328,496

Total Short-Term Securities (Cost — $6,328,496) — 2.2%		6,328,496

Total Investments (Cost — $220,846,691*) — 99.5%		289,432,262
Other Assets Less Liabilities — 0.5%		1,547,429

Net Assets — 100.0%		$290,979,691

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$223,899,678

Gross unrealized appreciation	$71,547,106
Gross unrealized depreciation	(6,014,522)

Net unrealized appreciation	$65,532,584

(a)	Non-income producing security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial
	Interest
	Held at		Shares
	December 31,	Net	Held at
Affiliate	2010	Activity	March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,464,328	(3,135,832)	6,328,496	$2,387
BlackRock Liquidity Series, LLC Money Market Series	$2,733,600	$(2,733,600)	—	$1,106

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$283,103,766	—	—	$283,103,766
Short-Term Securities	6,328,496	—	—	6,328,496

Total	$289,432,262	—	—	$289,432,262

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2011

4

Item 2 —	Controls and Procedures
2(a) —	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 —	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Variable Series Funds, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: May 25, 2011